UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2020

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended June 30, 2020.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2020 and held until June 30, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2020” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2020	Ending Account Value Using Actual Return at June 30, 2020	Expenses Paid During the Six Months Ended June 30, 2020*	Beginning Account Value at January 1, 2020	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2020	Expenses Paid During the Six Months Ended June 30, 2020*	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$984.36	$1.33	$1,000.00	$1,023.52	$1.36	0.27%
Class 3 #@	$1,000.00	$982.98	$2.56	$1,000.00	$1,022.28	$2.61	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,040.22	$1.42	$1,000.00	$1,023.47	$1.41	0.28%
Class 3 #@	$1,000.00	$1,039.27	$2.69	$1,000.00	$1,022.23	$2.66	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,119.07	$1.48	$1,000.00	$1,023.47	$1.41	0.28%
Class 3 #@	$1,000.00	$1,118.43	$2.79	$1,000.00	$1,022.23	$2.66	0.53%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$962.44	$1.41	$1,000.00	$1,023.42	$1.46	0.29%
Class 3 #@	$1,000.00	$961.47	$2.63	$1,000.00	$1,022.18	$2.72	0.54%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,005.40	$1.35	$1,000.00	$1,023.52	$1.36	0.27%
Class 3 #@	$1,000.00	$1,004.06	$2.59	$1,000.00	$1,022.28	$2.61	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and the “Annualized Expense Ratio” would have been lower.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	52,001,303	$1,220,990,593

TOTAL INVESTMENTS (cost $1,172,829,530)@	100.0%	1,220,990,593
Liabilities in excess of other assets	(0.0)	(500,459)

NET ASSETS	100.0%	$1,220,490,134

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,220,990,593	$—	$—	$1,220,990,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

International Equity Investment Companies	104.8%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 104.8%
International Equity Investment Companies — 104.8%
American Funds Insurance Series® — Global Growth Fund, Class 1	11,654,173	$383,538,848

TOTAL INVESTMENTS (cost $313,666,189)@	104.8%	383,538,848
Liabilities in excess of other assets	(4.8)	(17,605,124)

NET ASSETS	100.0%	$365,933,724

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$383,538,848	$—	$—	$383,538,848

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	104.6%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 104.6%
Domestic Equity Investment Companies — 104.6%
American Funds Insurance Series ® — Growth Fund, Class 1	4,802,149	$425,470,422

TOTAL INVESTMENTS (cost $347,278,347)@	104.6%	425,470,422
Liabilities in excess of other assets	(4.6)	(18,729,419)

NET ASSETS	100.0%	$406,741,003

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$425,470,422	$—	$—	$425,470,422

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	101.2%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 101.2%
Domestic Equity Investment Companies — 101.2%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,897,971	$279,563,821

TOTAL INVESTMENTS (cost $270,306,566)@	101.2%	279,563,821
Liabilities in excess of other assets	(1.2)	(3,376,635)

NET ASSETS	100.0%	$276,187,186

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$279,563,821	$—	$—	$279,563,821

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	149,988,957	$1,933,357,650

TOTAL INVESTMENTS (cost $1,787,974,523)@	100.1%	1,933,357,650
Liabilities in excess of other assets	(0.1)	(2,078,983)

NET ASSETS	100.0%	$1,931,278,667

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,933,357,650	$—	$—	$1,933,357,650

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,220,990,593	$383,538,848	$425,470,422	$279,563,821	$1,933,357,650
Receivable for:
Fund shares sold	105,113	—	—	—	—
Prepaid expenses and other assets	9,336	8,020	7,881	7,685	11,644
Due from investment adviser for expense reimbursements/fee waivers	596,530	217,579	205,007	137,209	1,110,908

Total assets	1,221,701,572	383,764,447	425,683,310	279,708,715	1,934,480,202

LIABILITIES:
Payable for:
Fund shares redeemed	1,653	17,380,105	18,483,910	3,195,246	1,082,007
Investment advisory and management fees	845,084	295,287	290,426	194,379	1,507,661
Service fees	247,414	77,646	85,331	57,101	396,711
Transfer agent fees	307	139	348	348	200
Trustees’ fees and expenses	—	2,470	1,210	1,368	6,731
Other accrued expenses	116,980	75,076	81,082	73,087	208,225

Total liabilities	1,211,438	17,830,723	18,942,307	3,521,529	3,201,535

NET ASSETS	$1,220,490,134	$365,933,724	$406,741,003	$276,187,186	$1,931,278,667

NET ASSETS REPRESENTED BY:
Paid-in capital	1,160,478,060	276,276,531	266,475,947	220,276,579	1,645,594,711
Total accumulated earnings (loss)	60,012,074	89,657,193	140,265,056	55,910,607	285,683,956

NET ASSETS	$1,220,490,134	$365,933,724	$406,741,003	$276,187,186	$1,931,278,667

Class 1 (unlimited shares authorized):
Net assets	$5,566,837	$297,580	$426,390	$337,732	$234,377
Shares of beneficial interest issued and outstanding	384,523	26,138	31,724	29,299	15,743
Net asset value, offering and redemption price per share	$14.48	$11.38	$13.44	$11.53	$14.89

Class 3 (unlimited shares authorized):
Net assets	$1,214,923,297	$365,636,144	$406,314,613	$275,849,454	$1,931,044,290
Shares of beneficial interest issued and outstanding	84,126,868	32,135,627	30,310,013	24,036,997	130,024,552
Net asset value, offering and redemption price per share	$14.44	$11.38	$13.41	$11.48	$14.85

*Cost
Investment securities (unaffiliated)	$1,172,829,530	$313,666,189	$347,278,347	$270,306,566	$1,787,974,523

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,666,130	$845,025	$1,171,359	$1,241,122	$29,059,142

Total investment income	5,666,130	845,025	1,171,359	1,241,122	29,059,142

EXPENSES:
Investment advisory and management fees	4,878,420	1,713,262	1,610,244	1,125,232	9,055,570
Service fees	1,428,832	450,535	473,202	330,609	2,382,866
Transfer agent fees	422	504	541	541	424
Custodian and accounting fees	5,837	5,838	5,836	5,837	5,836
Reports to shareholders	51,079	20,045	17,753	13,757	98,456
Audit and tax fees	13,861	13,861	13,861	13,861	13,861
Legal fees	6,348	4,531	3,632	3,632	7,238
Trustees’ fees and expenses	11,260	4,839	4,179	3,300	22,455
Other expenses	11,308	11,749	11,046	12,077	16,933

Total expenses before fee waivers and expense reimbursements	6,407,367	2,225,164	2,140,294	1,508,846	11,603,639

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(3,443,591)	(1,262,404)	(1,136,643)	(794,282)	(6,672,526)

Net expenses	2,963,776	962,760	1,003,651	714,564	4,931,113

Net investment income (loss)	2,702,354	(117,735)	167,708	526,558	24,128,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	3,632,603	2,173,279	3,441,167	3,383,307	8,635,075
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	5,630,398	10,887,773	10,204,156	7,427,307	102,926,505

Net realized gain (loss) on investments	9,263,001	13,061,052	13,645,323	10,810,614	111,561,580

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(31,615,369)	263,934	30,067,170	(21,467,817)	(132,530,247)

Net realized and unrealized gain (loss) on investments	(22,352,368)	13,324,986	43,712,493	(10,657,203)	(20,968,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,650,014)	$13,207,251	$43,880,201	$(10,130,645)	$3,159,362

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,702,354	$17,832,965	$(117,735)	$3,008,690	$167,708	$1,626,589
Net realized gain (loss) on investments	9,263,001	53,198,127	13,061,052	48,949,222	13,645,323	49,238,095
Net unrealized gain (loss) on investments	(31,615,369)	110,621,498	263,934	62,726,695	30,067,170	40,453,808

Net increase (decrease) in net assets resulting from operations	(19,650,014)	181,652,590	13,207,251	114,684,607	43,880,201	91,318,492

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(271,331)	—	(25,901)	—	(315)
Distributable earnings — Class 3	—	(70,044,680)	—	(46,412,353)	—	(1,646,049)

Total distributions to shareholders	—	(70,316,011)	—	(46,438,254)	—	(1,646,364)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	64,438,079	273,639,381	(38,173,217)	(30,883,101)	(15,121,912)	(17,249,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,788,065	384,975,960	(24,965,966)	37,363,252	28,758,289	72,422,537

NET ASSETS:
Beginning of period	1,175,702,069	790,726,109	390,899,690	353,536,438	377,982,714	305,560,177

End of period	$1,220,490,134	$1,175,702,069	$365,933,724	$390,899,690	$406,741,003	$377,982,714

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$526,558	$3,632,580	$24,128,029	$1,944,339
Net realized gain (loss) on investments	10,810,614	35,596,964	111,561,580	25,454,542
Net unrealized gain (loss) on investments	(21,467,817)	21,535,910	(132,530,247)	283,553,888

Net increase (decrease) in net assets resulting from operations	(10,130,645)	60,765,454	3,159,362	310,952,769

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(566)	—	(4,391)
Distributable earnings — Class 3	—	(1,226,850)	—	(29,070,206)

Total distributions to shareholders	—	(1,227,416)	—	(29,074,597)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	499,751	(18,949,816)	(54,334,435)	41,072,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,630,894)	40,588,222	(51,175,073)	322,950,488

NET ASSETS:
Beginning of period	285,818,080	245,229,858	1,982,453,740	1,659,503,252

End of period	$276,187,186	$285,818,080	$1,931,278,667	$1,982,453,740

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

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LIBOR Risk:    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2019
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$—	$1,072,215	$78,589,873	$17,853,138	$52,462,873
SA American Funds Global Growth	—	7,111,946	69,337,999	3,008,690	43,429,564
SA American Funds Growth	3,420,192	46,079,877	46,884,785	—	1,646,364
SA American Funds Growth-Income	4,770,252	33,645,660	27,625,341	—	1,227,416
SA American Funds VCP Managed Allocation	4,675,202	—	277,849,392	4,948,518	24,126,079

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds Asset Allocation	$48,161,063	$(1,186,559)	$46,974,504	$1,174,016,089
SA American Funds Global Growth	69,872,659	(270,726)	69,601,933	313,936,915
SA American Funds Growth	78,192,075	(1,240,120)	76,951,955	348,518,467
SA American Funds Growth-Income	9,257,255	(3,099,731)	6,157,524	273,406,297
SA American Funds VCP Managed Allocation	145,383,127	(63,982)	145,319,145	1,788,038,505

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2020, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$3,443,591
SA American Funds Global Growth	1,262,404
SA American Funds Growth	1,136,643
SA American Funds Growth-Income	794,282
SA American Funds VCP Managed Allocation	6,672,526

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2021; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2021 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the six months ended June 30, 2020, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended June 30, 2020, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2020 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$77,697,133	$16,318,311	$—	$—
SA American Funds Global Growth	2,026,613	23,801,343	—	—
SA American Funds Growth	17,713,235	15,345,456	—	—
SA American Funds Growth-Income	13,902,204	10,926,347	—	—
SA American Funds VCP Managed Allocation	31,035,558	89,227,155	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97,334	$1,285,365	222,934	$3,239,870	5,619,069	$79,370,728	16,498,719	$237,438,124
Reinvested dividends	—	—	18,522	271,331	—	—	4,784,758	70,044,680
Shares redeemed	(6,423)	(88,851)	(11,495)	(169,328)	(1,207,976)	(16,129,163)	(2,637,839)	(37,185,296)

Net increase (decrease)	90,911	$1,196,514	229,961	$3,341,873	4,411,093	$63,241,565	18,645,638	$270,297,508

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,877	$40,503	7,893	$87,976	205,396	$2,160,700	874,642	$9,388,124
Reinvested dividends	—	—	2,390	25,901	—	—	4,278,941	46,412,353
Shares redeemed	(254)	(2,814)	(283)	(3,101)	(3,758,928)	(40,371,606)	(8,051,947)	(86,794,354)

Net increase (decrease)	3,623	$37,689	10,000	$110,776	(3,553,532)	$(38,210,906)	(2,898,364)	$(30,993,877)

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,646	$238,327	8,767	$100,063	1,511,123	$18,274,182	3,015,269	$32,193,311
Reinvested dividends	—	—	30	315	—	—	156,469	1,646,049
Shares redeemed	(1,255)	(16,663)	(1,616)	(19,369)	(2,712,950)	(33,617,758)	(4,728,043)	(51,169,960)

Net increase (decrease)	18,391	$221,664	7,181	$81,009	(1,201,827)	$(15,343,576)	(1,556,305)	$(17,330,600)

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,240	$189,756	8,378	$94,666	1,398,255	$14,495,654	1,718,711	$18,733,207
Reinvested dividends	—	—	52	566	—	—	113,808	1,226,850
Shares redeemed	(193)	(2,108)	(129)	(1,517)	(1,288,698)	(14,183,551)	(3,611,355)	(39,003,588)

Net increase (decrease)	16,047	$187,648	8,301	$93,715	109,557	$312,103	(1,778,836)	$(19,043,531)

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,591	$111,225	6,181	$85,928	2,208,614	$32,376,688	8,554,243	$117,397,960
Reinvested dividends	—	—	301	4,391	—	—	2,003,304	29,070,206
Shares redeemed	(626)	(8,844)	(9,123)	(135,373)	(6,194,804)	(86,813,504)	(7,526,249)	(105,350,796)

Net increase (decrease)	6,965	$102,381	(2,641)	$(45,054)	(3,986,190)	$(54,436,816)	3,031,298	$41,117,370

24

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2020, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At June 30, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	6.52%	89.53%	3.95%
SA American Funds Global Growth	4.80%	94.50%	0.70%
SA American Funds Growth	4.81%	93.74%	1.45%
SA American Funds Global-Income	5.63%	92.61%	1.76%
SA American Funds VCP Managed Allocation	9.83%	86.81%	3.36%

Note 9.  Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2
06/30/20@	14.71	0.06	(0.29)	(0.23)	—	—	—	14.48	(1.56)	5,567	0.27	†	0.82	†	1

SA American Funds Asset Allocation Portfolio Class 3
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2
06/30/20@	14.69	0.03	(0.28)	(0.25)	—	—	—	14.44	(1.70)	1,214,923	0.52	†	0.47	†	1

SA American Funds Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1
06/30/20@	10.94	0.01	0.43	0.44	—	—	—	11.38	4.02	298	0.28	†	0.22	†	1

SA American Funds Global Growth Portfolio Class 3
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1
06/30/20@	10.95	(0.00)	0.43	0.43	—	—	—	11.38	3.93	365,636	0.53	†	(0.07	)†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/15	12/16		12/17	12/18	12/19	6/20†@
SA American Funds Asset Allocation Class 1	—%	0.60	%†	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60	0.60		0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	—	0.70	†	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70	0.70		0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7
06/30/20@	12.01	0.03	1.40	1.43	—	—	—	13.44	11.91	426	0.28	†	0.48	†	4

SA American Funds Growth Portfolio Class 3
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7
06/30/20@	11.99	0.01	1.41	1.42	—	—	—	13.41	11.84	406,315	0.53	†	0.09	†	4

SA American Funds Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4
06/30/20@	11.98	0.04	(0.49)	(0.45)	—	—	—	11.53	(3.76)	338	0.29	†	0.81	†	4

SA American Funds Growth-Income Portfolio Class 3
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4
06/30/20@	11.94	0.02	(0.48)	(0.46)	—	—	—	11.48	(3.85)	275,849	0.54	†	0.40	†	4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/15	12/16		12/17	12/18	12/19	6/20†@
SA American Funds Growth Class 1	—%	0.60	%†	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60	0.60		0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	—	0.60	†	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60	0.60		0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4
06/30/20@	14.81	0.19	(0.11)	0.08	—	—	—	14.89	0.54	234	0.27	†	2.77	†	2

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4
06/30/20@	14.79	0.18	(0.12)	0.06	—	—	—	14.85	0.41	1,931,044	0.52	†	2.53	†	2

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/15	12/16		12/17	12/18	12/19	6/20†@
SA American Funds VCP Managed Allocation Class 1	—%	0.70	%†	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70	0.70		0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

29

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

30

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

31

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.13 (8/20)

American Funds
Insurance Series®

Semi-annual report
for the six months ended
June 30, 2020

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

31	Global Small Capitalization Fund

34	Growth Fund

37	International Fund

40	New World Fund®

44	Blue Chip Income and Growth Fund

47	Global Growth and Income Fund

50	Growth-Income Fund

53	International Growth and Income Fund

56	Capital Income Builder®

62	Asset Allocation Fund

68	Global Balanced Fund

74	Bond Fund

79	Capital World Bond Fund®

84	High-Income Bond Fund

88	American Funds Mortgage Fund®

91	Ultra-Short Bond Fund

93	U.S. Government/AAA-Rated Securities Fund

97	Managed Risk Growth Fund

99	Managed Risk International Fund

101	Managed Risk Blue Chip Income and Growth Fund

103	Managed Risk Growth-Income Fund

105	Managed Risk Asset Allocation Fund

106	Financial statements

Shown in the table on the following pages are American Funds Insurance Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series. html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

Class 1 shares	Inception	Cumulative total returns		Average annual total returns
	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)[1]		-6.25	2.11	6.46	9.16	6.03

Global Small Capitalization Fund	4/30/98	-3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index[1]		-12.85	-5.54	3.67	8.61	6.97

Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index[2]		-3.08	7.51	10.73	13.99	11.18

International Fund	5/1/90	-11.20	-4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA[1]		-11.00	-4.80	2.26	4.97	5.32

New World Fund	6/17/99	-4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)[1]		-6.25	2.11	6.46	9.16	4.70

Blue Chip Income and Growth Fund	7/5/01	-8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index[2]		-3.08	7.51	10.73	13.99	7.16

Global Growth and Income Fund	5/1/06	-11.08	-2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)[1]		-6.25	2.11	6.46	9.16	5.26

Growth-Income Fund	2/8/84	-3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index[2]		-3.08	7.51	10.73	13.99	11.18

International Growth and Income Fund	11/18/08	-15.08	-8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA[1]		-11.00	-4.80	2.26	4.97	7.17

Capital Income Builder	5/1/14	-6.23	0.67	3.57	–	3.08
MSCI All Country World Index (ACWI)[1]		-6.25	2.11	6.46	–	5.98
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	–	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[4]		-2.28	4.56	6.05	–	5.58

Asset Allocation Fund	8/1/89	-1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index[2]		-3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	6.02

Global Balanced Fund	5/2/11	-2.85	3.84	6.43	–	5.79
MSCI All Country World Index (ACWI)[1]		-6.25	2.11	6.46	–	6.45
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	–	1.93
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		-2.28	3.42	5.54	–	4.84

Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	5.21

Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	2.81	3.68

High-Income Bond Fund	2/8/84	-4.74	-2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[3]		-3.83	0.00	4.79	6.67	N/A

American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	–	3.17
Bloomberg Barclays U.S. Mortgage-Backed Securities Index[3]		3.50	5.67	3.23	–	3.06

Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term Government/Corporate Index[3]		1.16	2.32	1.54	0.93	N/A

U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index[3]		6.59	8.50	3.73	3.23	6.31

2 American Funds Insurance Series

Class P1 shares	Inception	Cumulative total returns		Average annual total returns
	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		-2.99	4.70	7.10	8.63

Managed Risk International Fund	5/1/13	-12.33	-7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive[7]		-10.23	-4.59	1.02	1.93

Managed Risk Blue Chip Income and Growth Fund	5/1/13	-8.30	-1.84	4.01	5.30
S&P 500 Managed Risk Index – Moderate [7]		-2.02	5.19	6.84	8.04

Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index – Moderate[7]		-2.02	5.19	6.84	8.04

Managed Risk Asset Allocation Fund	9/28/12	-3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index – Moderate Conservative[7]		-1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.

[4]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4 American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
	Class 1A	4.13	16.14	10.91	12.80	9.91	.82
	Class 2	4.10	16.14	10.90	12.80	9.91	.82
	Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	-3.18%	6.10%	5.16%	9.20%	9.31%	.76%
	Class 1A	-3.30	5.83	4.92	8.94	9.04	1.01
	Class 2	-3.28	5.86	4.91	8.93	9.04	1.01
	Class 4	-3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

6 American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
	Class 1A	11.95	25.51	15.69	15.94	12.81	.61
	Class 2	11.97	25.51	15.67	15.93	12.81	.61
	Class 3	12.01	25.61	15.76	16.01	12.89	.54
	Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	-11.20%	-4.81%	3.50%	6.53%	7.64%	.55%
	Class 1A	-11.32	-5.03	3.25	6.27	7.38	.80
	Class 2	-11.33	-5.07	3.24	6.26	7.38	.80
	Class 3	-11.30	-4.98	3.32	6.34	7.45	.73
	Class 4	-11.46	-5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

8 American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio	ratio

	Class 1	-4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
	Class 1A	-4.18	3.87	6.17	6.16	7.80	1.02	.84
	Class 2	-4.18	3.93	6.18	6.16	7.80	1.02	.84
	Class 4	-4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio

	Class 1	-8.27%	0.42%	6.79%	11.40%	6.04%	.43%
	Class 1A	-8.40	0.25	6.54	11.13	5.78	.68
	Class 2	-8.41	0.26	6.55	11.12	5.77	.68
	Class 4	-8.49	-0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

10 American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio

	Class 1	-11.08%	-2.21%	6.59%	9.85%	6.40%	.66%
	Class 1A	-11.20	-2.47	6.36	9.59	6.14	.91
	Class 2	-11.20	-2.46	6.31	9.57	6.13	.91
	Class 4	-11.29	-2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	- 3.62%	4.93%	10.19%	13.45%	11.18%	.30%
	Class 1A	-3.73	4.69	9.93	13.18	10.91	.55
	Class 2	-3.73	4.67	9.91	13.17	10.91	.55
	Class 3	-3.70	4.75	9.99	13.25	10.98	.48
	Class 4	-3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

12 American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio

	Class 1	-15.08%	-8.98%	1.61%	5.51%	7.38%	.67%
	Class 1A	-15.19	-9.26	1.37	5.26	7.12	.92
	Class 2	-15.17	-9.25	1.35	5.25	7.11	.92
	Class 4	-15.29	-9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2014)	ratio	ratio

	Class 1	-6.23%	0.67%	3.57%	3.08%	.54%	.28%
	Class 1A	-6.36	0.41	3.32	2.82	.79	.53
	Class 2	-6.36	0.31	3.34	2.91	.79	.53
	Class 4	-6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1, 1989)	ratio

	Class 1	-1.47%	6.82%	8.05%	10.60%	8.44%	.31%
	Class 1A	-1.55	6.57	7.79	10.33	8.17	.56
	Class 2	-1.57	6.54	7.78	10.33	8.17	.56
	Class 3	-1.54	6.62	7.86	10.41	8.24	.49
	Class 4	-1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
		6 months	1 year	5 years	(since May 2, 2011)	ratio

	Class 1	-2.85%	3.84%	6.43%	5.79%	.73%
	Class 1A	-3.00	3.51	6.20	5.54	.98
	Class 2	-2.93	3.59	6.18	5.53	.98
	Class 4	-3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

16 American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio

	Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
	Class 1A	6.51	9.26	4.42	3.80	4.64	.65
	Class 2	6.56	9.25	4.40	3.79	4.64	.65
	Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio	ratio

	Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
	Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
	Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
	Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

18 American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	-4.74%	-2.11%	3.94%	5.59%	8.40%	.51%
	Class 1A	-4.86	-2.32	3.71	5.34	8.13	.76
	Class 2	-4.85	-2.38	3.69	5.33	8.13	.76
	Class 3	-4.83	-2.26	3.77	5.40	8.20	.69
	Class 4	-4.89	-2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series	19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 2, 2011)	ratio	ratio

	Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
	Class 1A	5.59	6.67	3.12	2.91	.73	.55
	Class 2	5.68	6.71	3.13	2.91	.73	.55
	Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

20 American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8,1984)	ratio

	Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
	Class 1A	0.41	1.23	0.84	0.18	3.13	.62
	Class 2	0.31	1.02	0.67	0.09	3.11	.62
	Class 3	0.31	1.07	0.72	0.16	3.17	.55
	Class 4	0.11	0.73	0.40	–0.09	2.86	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020	Commercial paper	68.2%
	Bonds & notes of governments & government agencies outside the U.S.	17.9
	Federal agency discount notes	7.0
	U.S. Treasury bills	6.8
	Other assets less liabilities	.1

	Total	100.0%

American Funds Insurance Series	21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio

	Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
	Class 1A	8.64	9.59	3.69	3.05	5.62	.63
	Class 2	8.70	9.61	3.65	3.03	5.62	.63
	Class 3	8.77	9.73	3.74	3.11	5.70	.56
	Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

22 American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
	Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	-12.33%	-7.10%	1.43%	1.78%	.97%	.89%
	Class P2	-12.45	-7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
		6 months	1 year	5 years

	Class P1	-8.30%	-1.84%	4.01%	5.30%	.84%	.79%
	Class P2	-8.48	-2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
		6 months	1 year	5 years

	Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
	Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

26 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime (since September 28,2012)	Gross expense ratio	Net expense ratio
		6 months	1 year	5 years

	Class P1	-3.71%	3.71%	5.87%	6.95%	.71%	.66%
	Class P2	-3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.99%		Shares	Value (000)
Information	ASML Holding NV1	624,842	$229,053
technology	ASML Holding NV (New York registered) (ADR)	488,000	179,599
30.83%	Microsoft Corp.	1,994,300	405,860
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,543,000	280,879
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
	Visa Inc., Class A	1,103,900	213,240
	Paycom Software, Inc.[2]	357,000	110,574
	Temenos AG1,3	608,100	94,283
	Adyen NV1,2	56,700	82,606
	Broadcom Inc.	241,200	76,125
	Adobe Inc.[2]	135,000	58,767
	PagSeguro Digital Ltd., Class A2	1,340,900	47,387
	Zendesk, Inc.[2]	454,000	40,193
	Amphenol Corp., Class A	373,500	35,785
	Other securities		213,234

			2,083,481

Consumer	Amazon.com, Inc.[2]	158,665	437,728
discretionary	Alibaba Group Holding Ltd.[1,2]	6,800,500	183,768
20.45%	Just Eat Takeaway (GBP denominated)[1,2]	640,914	67,122
	Just Eat Takeaway (EUR denominated)[1,2]	347,000	36,107
	Chipotle Mexican Grill, Inc.[2]	92,200	97,028
	Ocado Group PLC[1,2]	2,952,000	74,107
	LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
	Prosus NV1,2	570,000	52,902
	Moncler SpA[1,2]	1,132,370	43,237
	NIKE, Inc., Class B	395,200	38,749
	Other securities		280,730

			1,382,083

Health care	DexCom, Inc.[2]	253,000	102,566
12.69%	UnitedHealth Group Inc.	297,500	87,748
	Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	83,563
	AstraZeneca PLC[1]	695,300	72,483
	Pfizer Inc.	1,699,000	55,557
	Regeneron Pharmaceuticals, Inc.[2]	84,200	52,511
	Mettler-Toledo International Inc.[2]	65,000	52,361
	Merck & Co., Inc.	620,000	47,945
	Other securities		302,576

			857,310

Financials	AIA Group Ltd.[1]	12,339,300	114,843
9.07%	Tradeweb Markets Inc., Class A	1,736,360	100,952
	MarketAxess Holdings Inc.	151,400	75,839
	Kotak Mahindra Bank Ltd.[1]	3,797,000	68,521
	JPMorgan Chase & Co.	589,000	55,401
	Other securities		196,992

			612,548

Communication	Alphabet Inc., Class A2	98,050	139,039
services	Alphabet Inc., Class C2	63,852	90,262
8.38%	Tencent Holdings Ltd.[1]	2,215,000	142,278
	Facebook, Inc., Class A2	411,640	93,471
	Nintendo Co., Ltd.[1]	136,100	60,560
	Other securities		40,316

			565,926

28 American Funds Insurance Series

Global Growth Fund

Common stocks		Shares	Value (000)
Consumer staples	British American Tobacco PLC[1]	2,943,800	$113,104
6.98%	Philip Morris International Inc.	919,500	64,420
	Nestlé SA1	563,497	62,252
	Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
	Altria Group, Inc.	1,248,500	49,004
	Keurig Dr Pepper Inc.	1,624,000	46,122
	Other securities		81,223

			471,993

Industrials	Airbus SE, non-registered shares[1,2]	667,000	47,463
3.89%	Other securities		215,407

			262,870

Materials	Sherwin-Williams Company	155,500	89,856
1.94%	Other securities		41,540

			131,396

Energy	Reliance Industries Ltd.[1]	1,807,924	40,861
1.29%	Reliance Industries Ltd., interim shares[1,2]	106,956	1,130
	Other securities		45,266

			87,257

Other	Other securities		31,299

0.47%	Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%
Health care	Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	125,333

1.85%			125,333

Information technology	Other securities		30,939

0.46%	Total preferred securities (cost: $43,479,000)		156,272

Short-term securities 2.34%
Money market investments 2.34%
	Capital Group Central Cash Fund 0.18%[4]	1,342,495	134,263
	Goldman Sachs Financial Square Government Fund 0.15%[4,5]	24,225,393	24,225

			158,488

	Total short-term securities (cost: $158,464,000)		158,488

	Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
	Other assets less liabilities (0.64)%		(43,487)

	Net assets 100.00%		$6,757,436

American Funds Insurance Series	29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Rate represents the seven-day yield at 6/30/2020.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

30 American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.18%		Shares	Value (000)
Information	Cree, Inc.[1]	1,356,800	$80,309
technology	Ceridian HCM Holding Inc.[1]	799,400	63,368
23.87%	Net One Systems Co., Ltd.[2]	1,887,865	62,947
	Inphi Corp.[1]	464,300	54,555
	Kingdee International Software Group Co. Ltd.[2]	21,259,374	49,492
	BE Semiconductor Industries NV2	814,330	36,213
	Avast PLC[2]	5,514,043	36,066
	Carel Industries SpA[2,3]	1,947,251	35,719
	Appfolio, Inc., Class A1	211,503	34,414
	SimCorp AS2	287,650	30,991
	Silergy Corp.[2]	451,740	29,317
	Alteryx, Inc., Class A1	173,000	28,420
	Avalara, Inc.[1]	212,419	28,271
	Network International Holdings PLC[1,2]	4,570,562	24,940
	Other securities		443,962

			1,038,984

Health care	Insulet Corp.[1]	645,320	125,360
23.79%	GW Pharmaceuticals PLC (ADR)[1,3]	748,218	91,821
	Haemonetics Corp.[1]	777,300	69,615
	CanSino Biologics Inc., Class H1,2	2,468,200	68,238
	Notre Dame Intermédica Participações SA	4,528,600	56,636
	Mani, Inc.[2]	1,808,129	47,710
	Allogene Therapeutics, Inc.[1]	1,105,188	47,324
	Integra LifeSciences Holdings Corp.[1]	913,825	42,941
	iRhythm Technologies, Inc.[1]	328,300	38,047
	Allakos Inc.[1]	504,880	36,281
	Cortexyme, Inc.[1,3]	759,458	35,163
	Applied Molecular Transport Inc.[1,3]	1,365,957	34,340
	New Frontier Health Corp., Class A1,4	2,680,000	22,190
	New Frontier Health Corp., Class A1,3	742,000	6,144
	PRA Health Sciences, Inc.[1]	288,400	28,058
	WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	25,872
	Other securities		259,977

			1,035,717

Consumer	Thor Industries, Inc.	498,700	53,126
discretionary	Helen of Troy Ltd.[1]	267,200	50,383
14.42%	frontdoor, inc.[1]	1,050,200	46,555
	Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	33,727
	Five Below, Inc.[1]	305,000	32,608
	YETI Holdings, Inc.[1]	634,879	27,128
	GVC Holdings PLC[2]	2,934,000	26,883
	B2W - Cia. Digital, ordinary nominative[1]	1,262,193	24,846
	Other securities		332,377

			627,633

Industrials	Nihon M&A Center Inc.[2]	1,652,692	74,654
14.11%	International Container Terminal Services, Inc.[2]	23,981,620	49,643
	Boyd Group Services Inc.	222,726	33,151
	IMCD NV1,2	293,600	27,563
	Other securities		429,222

			614,233

American Funds Insurance Series	31

Global Small Capitalization Fund

Common stocks (continued)		Shares	Value (000)
Financials	Cannae Holdings, Inc.[1]	2,004,000	$82,364
5.86%	Trupanion, Inc.[1,3]	973,800	41,572
	Kotak Mahindra Bank Ltd.[2]	1,946,825	35,132
	Other securities		95,980

			255,048

Communication	Bandwidth Inc., Class A1	290,990	36,956
services	Other securities		114,292

3.47%			151,248

Real estate	Altus Group Ltd.	932,800	28,027
2.89%	Other securities		97,573

			125,600

Consumer staples	Grocery Outlet Holding Corp.[1]	659,200	26,895
2.75%	Freshpet, Inc.[1]	311,900	26,094
	Other securities		66,645

			119,634

Materials	Other securities		76,786

1.76%

Utilities	ENN Energy Holdings Ltd.[2]	4,262,900	47,877
1.33%	Other securities		9,940

			57,817

Energy	Other securities		40,545

0.93%	Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%
Information	Other securities		45,206

technology			45,206

1.04%

Other	Other securities		15,312

0.35%	Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%
Consumer	Other securities		6,715

discretionary	Total convertible stocks (cost: $6,380,000)		6,715

0.16%

32	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 5.15%	Shares	Value (000)
Money market investments 5.15%
Capital Group Central Cash Fund 0.18%[5]	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%[5,6]	61,015,616	61,016

		224,205

Total short-term securities (cost: $224,170,000)		224,205

Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)

Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)[1,3]	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252
Consumer discretionary 0.39%
Lands’ End, Inc.[1]	—	2,100,000	—	2,100,000	—	2,079	—	16,884

Total 0.65%					$—	$620	$—	$28,136

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.

5Rate represents the seven-day yield at 6/30/2020.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	33

Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.45%		Shares	Value (000)
Information	Microsoft Corp.	9,475,683	$1,928,396
technology	ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
24.19%	ASML Holding NV1	770,000	282,265
	Broadcom Inc.	2,158,602	681,276
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	33,805,000	357,726
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
	RingCentral, Inc., Class A2	1,500,100	427,544
	Shopify Inc., Class A, subordinate voting shares[2]	330,000	313,236
	Visa Inc., Class A	1,577,417	304,710
	Intel Corp.	3,621,900	216,698
	ServiceNow, Inc.[2]	484,730	196,345
	PayPal Holdings, Inc.[2]	976,700	170,170
	MongoDB, Inc., Class A2	603,209	136,530
	Autodesk, Inc.[2]	558,608	133,613
	Advanced Micro Devices, Inc.[2]	2,457,039	129,265
	Mastercard Inc., Class A	421,000	124,490
	Other securities		1,347,369

			7,334,201

Communication	Facebook, Inc., Class A2	7,548,342	1,714,002
services	Netflix, Inc.[2]	3,476,160	1,581,792
19.45%	Alphabet Inc., Class C2	504,547	713,233
	Alphabet Inc., Class A2	60,216	85,389
	Charter Communications, Inc., Class A2	879,480	448,570
	T-Mobile US, Inc.[2]	4,061,000	422,953
	Activision Blizzard, Inc.	5,286,790	401,267
	Snap Inc., Class A2	9,330,000	219,162
	Comcast Corp., Class A	5,046,197	196,701
	Other securities		113,544

			5,896,613

Consumer	Tesla, Inc.[2]	1,908,500	2,060,817
discretionary	Amazon.com, Inc.[2]	595,716	1,643,473
17.79%	Dollar General Corp.	1,743,646	332,182
	Home Depot, Inc.	831,036	208,183
	Toll Brothers, Inc.	3,800,000	123,842
	Other securities		1,024,947

			5,393,444

Health care	UnitedHealth Group Inc.	2,897,719	854,682
15.71%	Intuitive Surgical, Inc.[2]	1,075,500	612,852
	Regeneron Pharmaceuticals, Inc.[2]	842,500	525,425
	Humana Inc.	1,084,800	420,631
	Vertex Pharmaceuticals Inc.[2]	1,275,061	370,163
	Centene Corp.[2]	3,835,000	243,714
	Thermo Fisher Scientific Inc.	598,500	216,861
	Seattle Genetics, Inc.[2]	1,248,154	212,086
	ResMed Inc.	755,000	144,960
	Other securities		1,163,370

			4,764,744

Financials	Berkshire Hathaway Inc., Class B2	942,100	168,174
5.07%	Intercontinental Exchange, Inc.	1,592,900	145,910
	First Republic Bank	1,296,297	137,395
	Other securities		1,086,595

			1,538,074

34	American Funds Insurance Series

Growth Fund

Common stocks		Shares	Value (000)
Industrials	TransDigm Group Inc.	736,200	$325,437
5.02%	CSX Corp.	1,920,800	133,957
	MTU Aero Engines AG1,2	745,782	128,891
	Other securities		932,396

			1,520,681

Materials	Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
2.94%	Wheaton Precious Metals Corp.	2,833,400	124,811
	Other securities		606,480

			891,550

Consumer staples	Philip Morris International Inc.	1,985,900	139,132
2.27%	Costco Wholesale Corp.	411,431	124,750
	British American Tobacco PLC[1]	3,000,800	115,295
	British American Tobacco PLC (ADR)	195,000	7,570
	Other securities		302,284

			689,031

Real estate	Equinix, Inc. REIT	356,975	250,703
1.43%	American Tower Corp. REIT	501,188	129,577
	Other securities		52,008

			432,288

Energy	Other securities		359,863

1.19%

Utilities	Other securities		119,172

0.39%	Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%
Information technology	Other securities		25,573

0.08%	Total preferred securities (cost: $27,479,000)		25,573

Rights & warrants 0.00%
Communication	T-Mobile US, Inc., rights, expire 2020[2]	3,611,200	607

services			607

0.00%	Total rights & warrants (cost: $0)		607

Convertible bonds & notes 0.13%		Principal amount (000)
Consumer staples	Other securities		39,060

0.13%	Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series	35

Growth Fund

Short-term securities 3.98%	Shares	Value (000)
Money market investments 3.98%
Capital Group Central Cash Fund 0.18%[3]	12,050,749	$1,205,195

Total short-term securities (cost: $1,205,162,000)		1,205,195

Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241

Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

36	American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.05%		Shares	Value (000)
Consumer	Alibaba Group Holding Ltd.[1,2]	10,117,800	$273,411
discretionary	Alibaba Group Holding Ltd. (ADR)[2]	17,700	3,818
16.11%	MercadoLibre, Inc.[2]	223,000	219,827
	Sony Corp.[1]	2,242,700	153,583
	Meituan Dianping, Class B1,2	3,440,364	76,422
	Fast Retailing Co., Ltd.[1]	125,900	72,085
	Galaxy Entertainment Group Ltd.[1]	9,826,000	66,717
	adidas AG1,2	216,336	56,598
	Delivery Hero SE1,2	547,143	55,747
	Kering SA1	99,188	53,876
	Other securities		406,812

			1,438,896

Financials	AIA Group Ltd.[1]	39,521,100	367,826
16.04%	HDFC Bank Ltd.[1]	17,086,200	243,557
	HDFC Bank Ltd. (ADR)	531,294	24,153
	Kotak Mahindra Bank Ltd.[1]	10,657,149	192,318
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
	Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
	BNP Paribas SA1,2	1,851,058	73,382
	Axis Bank Ltd.[1]	10,492,355	57,203
	Other securities		377,089

			1,433,205

Health care	Chugai Pharmaceutical Company, Ltd.[1]	3,896,700	208,306
15.93%	Daiichi Sankyo Company, Ltd.[1]	2,160,000	176,400
	Novartis AG1	1,808,333	157,127
	Alcon Inc.[1,2]	1,988,239	113,919
	Takeda Pharmaceutical Company, Ltd.[1]	2,859,865	102,070
	Grifols, SA, Class A, non-registered shares[1]	2,691,000	81,631
	Grifols, SA, Class B (ADR)	793,690	14,477
	Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	88,981
	Fresenius SE & Co. KGaA[1,2]	1,740,654	85,920
	Hikma Pharmaceuticals PLC[1]	2,371,000	65,169
	WuXi Biologics (Cayman) Inc.[1,2]	2,304,000	42,216
	WuXi Biologics (Cayman) Inc.[2]	1,065,000	18,825
	Olympus Corp.[1]	2,963,000	57,068
	Other securities		210,929

			1,423,038

Industrials	Airbus SE, non-registered shares[1,2]	2,732,749	194,459
10.57%	Recruit Holdings Co., Ltd.[1]	3,646,709	124,659
	Knorr-Bremse AG, non-registered shares[1,2]	847,671	85,768
	Safran SA1,2	681,300	68,152
	Melrose Industries PLC[1]	45,834,933	64,602
	NIBE Industrier AB, Class B1,2	2,534,550	55,936
	Other securities		350,450

			944,026

Communication	SoftBank Group Corp.[1]	3,657,500	184,293
services	Tencent Holdings Ltd.[1]	2,179,387	139,990
6.25%	Altice Europe NV, Class A1,2	13,236,760	50,964
	Other securities		182,944

			558,191

American Funds Insurance Series	37

International Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Nestlé SA1	976,000	$107,824
5.47%	Pernod Ricard SA1	536,814	84,371
	Kirin Holdings Company, Ltd.[1]	2,605,800	54,954
	Other securities		241,286

			488,435

Energy	Reliance Industries Ltd.[1]	8,663,364	195,802
4.20%	Reliance Industries Ltd., interim shares[1,2]	196,599	2,077
	BP PLC[1]	13,959,863	53,053
	Other securities		124,124

			375,056

Information	ASML Holding NV1	373,435	136,893
technology	PagSeguro Digital Ltd., Class A2	1,392,000	49,193
4.18%	Other securities		187,660

			373,746

Utilities	ENN Energy Holdings Ltd.[1]	14,004,000	157,281
3.86%	E.ON SE1	7,101,000	79,835
	China Gas Holdings Ltd.[1]	24,134,000	74,320
	Other securities		33,159

			344,595

Materials	Vale SA, ordinary nominative (ADR)	7,755,993	79,964
3.79%	Vale SA, ordinary nominative	102,481	1,054
	First Quantum Minerals Ltd.	6,215,400	49,537
	Other securities		208,271

			338,826

Real estate	China Overseas Land & Investment Ltd.[1]	17,790,000	53,723
1.65%	Other securities		93,642

			147,365

	Total common stocks (cost: $6,302,499,000)		7,865,379

Preferred securities 1.01%
Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	55,587

0.62%			55,587

Energy	Other securities		34,408

0.39%	Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%
Health care	Other securities		24,374

0.27%	Total rights & warrants (cost: $21,623,000)		24,374

38	American Funds Insurance Series

International Fund

Convertible bonds & notes 0.03%		Principal amount (000)	Value (000)
Health care	Other securities		$2,624

0.03%	Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%
Corporate bonds & notes 0.35%
Other	Other securities		31,462

0.35%

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S.	Other securities		9,738

0.11%	Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200

Short-term securities 9.92%	Shares
Money market investments 9.92%
Capital Group Central Cash Fund 0.18%[3]	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%[3,4]	10,827,238	10,827

		886,255

Total short-term securities (cost: $886,243,000)		886,255

Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140

Net assets 100.00%		$8,932,976

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

4Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	39

New World Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 90.74%		Shares	Value (000)
Information	Microsoft Corp.	451,633	$91,912
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,327,000	45,788
18.11%	Mastercard Inc., Class A	145,400	42,995
	PagSeguro Digital Ltd., Class A2	1,198,655	42,360
	PayPal Holdings, Inc.[2]	208,035	36,246
	Adobe Inc.[2]	74,959	32,630
	Keyence Corp.[1]	76,200	31,815
	ASML Holding NV1	84,165	30,853
	Broadcom Inc.	91,846	28,988
	StoneCo Ltd., Class A2	740,635	28,707
	Visa Inc., Class A	130,469	25,203
	Silergy Corp.[1]	357,000	23,168
	Other securities		162,980

			623,645

Consumer	Alibaba Group Holding Ltd.[1,2]	2,541,204	68,670
discretionary	MercadoLibre, Inc.[2]	64,355	63,439
13.72%	Naspers Ltd., Class N1	158,714	28,954
	Delivery Hero SE1,2	281,369	28,668
	LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
	Meituan Dianping, Class B1,2	947,102	21,038
	Galaxy Entertainment Group Ltd.[1]	2,944,000	19,989
	Hermès International[1]	21,010	17,535
	Other securities		197,128

			472,605

Health care	Thermo Fisher Scientific Inc.	89,671	32,491
12.60%	Zai Lab Ltd. (ADR)[2]	341,308	28,032
	AstraZeneca PLC[1]	252,263	26,298
	BioMarin Pharmaceutical Inc.[2]	180,963	22,320
	Abbott Laboratories	222,506	20,344
	Notre Dame Intermédica Participações SA	1,575,057	19,698
	Other securities		284,950

			434,133

Financials	Kotak Mahindra Bank Ltd.[1]	3,140,269	56,669
11.57%	AIA Group Ltd.[1]	4,670,200	43,466
	HDFC Bank Ltd.[1]	2,485,232	35,426
	HDFC Bank Ltd. (ADR)	80,205	3,646
	B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
	Sberbank of Russia PJSC (ADR)[1,2]	1,384,243	15,726
	Sberbank of Russia PJSC (ADR)[2]	237,133	2,689
	Société Générale[1,2]	1,090,697	18,146
	XP Inc., Class A2	425,619	17,880
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
	Other securities		154,652

			398,571

Communication	Tencent Holdings Ltd.[1]	1,292,200	83,003
services	Facebook, Inc., Class A2	224,314	50,935
9.91%	Alphabet Inc., Class C2	29,315	41,440
	Alphabet Inc., Class A2	6,339	8,989
	Sea Ltd., Class A (ADR)[2]	366,159	39,267
	Netflix, Inc.[2]	49,819	22,670
	Other securities		95,102

			341,406

40	American Funds Insurance Series

New World Fund

Common stocks		Shares	Value (000)
Consumer staples	Kweichow Moutai Co., Ltd., Class A1	276,007	$57,121
6.27%	Nestlé SA1	220,716	24,384
	Other securities		134,367

			215,872

Materials	Vale SA, ordinary nominative	1,359,115	13,976
5.59%	Vale SA, ordinary nominative (ADR)	1,244,771	12,833
	Other securities		165,754

			192,563

Industrials	Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
5.39%	Airbus SE, non-registered shares[1,2]	248,789	17,704
	CCR SA, ordinary nominative	6,508,731	17,355
	Other securities		123,791

			185,683

Energy	Reliance Industries Ltd.[1]	3,061,067	69,184
3.85%	Reliance Industries Ltd., interim shares[1,2]	201,053	2,124
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
	Other securities		26,668

			132,636

Utilities	China Gas Holdings Ltd.[1]	6,426,600	19,790
1.94%	ENN Energy Holdings Ltd.[1]	1,704,800	19,147
	Other securities		27,954

			66,891

Real estate	Other securities		61,656

1.79%	Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
0.11%	Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774

			3,897

Other	Other securities		31,650

0.92%	Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%
Other	Other securities		7,781

0.23%	Total rights & warrants (cost: $3,911,000)		7,781

Convertible bonds & notes 0.00%		Principal amount (000)
Health care	Other securities		133

0.00%	Total convertible bonds & notes (cost: $121,000)		133

American Funds Insurance Series	41

New World Fund

Bonds, notes & other debt instruments 3.38%		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
	Other securities		$101,283

Corporate bonds & notes 0.41%
Communication	Tencent Holdings Ltd. 3.24%-3.98% 2029-2050[3]	BRL980	1,035
services	Other securities		213

0.04%			1,248

Other	Other securities		12,853

0.37%	Total corporate bonds & notes		14,101

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		864

0.03%	Total bonds, notes & other debt instruments (cost: $115,629,000)		116,248

Short-term securities 4.68%		Shares
Money market investments 4.68%
	Capital Group Central Cash Fund 0.18%[4]	1,531,568	153,172
	Goldman Sachs Financial Square Government Fund 0.15%[4,5]	8,081,474	8,082

			161,254

	Total short-term securities (cost: $161,255,000)		161,254

	Total investment securities 100.06% (cost: $2,656,653,000)		3,446,624
	Other assets less liabilities (0.06)%		(2,169)

	Net assets 100.00%		$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $8,556,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42 American Funds Insurance Series

New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[6] )	Value at 6/30/2020 (000	[7] )	Unrealized appreciation at 6/30/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500		$3,272		$73

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)		Settlement date	at 6/30/2020 (000)

USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)

				$ 6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.

3 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.

4 Rate represents the seven-day yield at 6/30/2020.

5 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6 Notional amount is calculated based on the number of contracts and notional contract size.

7 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

CNH = Chinese yuan renminbi

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	43

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.13%		Shares	Value (000)
Health care	Abbott Laboratories	3,635,500	$332,394
20.22%	Amgen Inc.	1,258,510	296,832
	Gilead Sciences, Inc.	3,005,712	231,260
	AbbVie Inc.	2,227,460	218,692
	UnitedHealth Group Inc.	574,000	169,301
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	127,416
	Humana Inc.	172,700	66,964
	Medtronic PLC	700,000	64,190
	Stryker Corp.	296,800	53,480
	Other securities		141,203

			1,701,732

Information	Microsoft Corp.	2,498,500	508,470
technology	Broadcom Inc.	951,400	300,271
15.23%	Mastercard Inc., Class A	579,900	171,476
	Apple Inc.	400,000	145,920
	Intel Corp.	1,100,000	65,813
	SS&C Technologies Holdings, Inc.	1,153,800	65,167
	Other securities		24,369

			1,281,486

Industrials	CSX Corp.	3,780,162	263,628
12.24%	Raytheon Technologies Corp.	3,589,236	221,169
	General Dynamics Corp.	980,000	146,471
	Union Pacific Corp.	540,200	91,331
	Illinois Tool Works Inc.	450,000	78,682
	Carrier Global Corp.	2,817,000	62,594
	L3Harris Technologies, Inc.	309,200	52,462
	Other securities		113,518

			1,029,855

Energy	EOG Resources, Inc.	4,588,100	232,433
9.98%	Exxon Mobil Corp.	3,868,166	172,985
	Baker Hughes Co., Class A	9,448,000	145,405
	Diamondback Energy, Inc.	1,320,033	55,204
	Pioneer Natural Resources Company	486,800	47,560
	Other securities		186,359

			839,946

Consumer staples	Constellation Brands, Inc., Class A	1,221,600	213,719
9.67%	Philip Morris International Inc.	2,485,000	174,099
	British American Tobacco PLC (ADR)	2,630,706	102,124
	Altria Group, Inc.	2,092,000	82,111
	Coca-Cola Company	1,250,000	55,850
	PepsiCo, Inc.	400,000	52,904
	Keurig Dr Pepper Inc.	1,746,500	49,600
	Other securities		83,915

			814,322

Communication	Facebook, Inc., Class A1	1,478,100	335,632
services	Comcast Corp., Class A	5,789,400	225,671
9.43%	Alphabet Inc., Class A1	80,975	114,826
	Alphabet Inc., Class C1	3,000	4,241
	Netflix, Inc.[1]	201,800	91,827
	Other securities		21,560

			793,757

44 American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Shares	Value (000)
Consumer	Royal Caribbean Cruises Ltd.	2,011,200	$101,164
discretionary	McDonald’s Corp.	500,000	92,235
6.30%	Home Depot, Inc.	303,099	75,929
	General Motors Company	2,901,500	73,408
	Lowe’s Companies, Inc.	429,900	58,088
	Other securities		129,340

			530,164

Financials	JPMorgan Chase & Co.	1,269,000	119,362
4.65%	American International Group, Inc.	2,597,300	80,984
	Citigroup Inc.	1,290,000	65,919
	Other securities		124,936

			391,201

Utilities	Public Service Enterprise Group Inc.	2,888,000	141,974
3.38%	Other securities		142,281

			284,255

Materials	Linde PLC	782,200	165,912
2.19%	Other securities		18,107

			184,019

Real estate	Crown Castle International Corp. REIT	525,000	87,859
1.84%	Other securities		67,519

			155,378

	Total common stocks (cost: $6,644,891,000)		8,006,115

Rights & warrants 0.02%
Financials	Other securities		1,612

0.02%	Total rights & warrants (cost: $17,793,000)		1,612

Convertible stocks 0.71%
Other	Other securities		60,007

0.71%	Total convertible stocks (cost: $57,918,000)		60,007

Short-term securities 4.16%
Money market investments 4.16%
	Capital Group Central Cash Fund 0.18%[2]	3,495,899	349,625

	Total short-term securities (cost: $349,565,000)		349,625

	Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
	Other assets less liabilities (0.02)%		(1,690)

	Net assets 100.00%		$8,415,669

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

2Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46 American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.02%		Shares	Value (000)
Information	Microsoft Corp.	281,000	$57,186
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,912,800	51,987
17.72%	PagSeguro Digital Ltd., Class A2	1,128,752	39,890
	Apple Inc.	105,990	38,665
	Broadcom Inc.	121,200	38,252
	ASML Holding NV1	70,000	25,660
	Other securities		87,750

			339,390

Financials	Société Générale[1,2]	2,106,881	35,052
14.22%	Fannie Mae[2]	13,706,000	29,742
	Sberbank of Russia PJSC (ADR)[1,2]	1,710,000	19,427
	AIA Group Ltd.[1]	1,753,000	16,315
	UniCredit SpA[1,2]	1,686,696	15,485
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
	DBS Group Holdings Ltd.[1]	1,005,000	15,033
	Toronto-Dominion Bank (CAD denominated)	300,700	13,420
	HDFC Bank Ltd.[1]	888,000	12,658
	Discover Financial Services	249,000	12,472
	Other securities		87,499

			272,299

Health care	Novartis AG1	360,000	31,281
12.30%	UnitedHealth Group Inc.	86,300	25,454
	Allogene Therapeutics, Inc.[2]	461,000	19,740
	Abbott Laboratories	171,000	15,635
	Sarepta Therapeutics, Inc.[2]	94,500	15,152
	Eli Lilly and Company	88,000	14,448
	Centene Corp.[2]	202,000	12,837
	Illumina, Inc.[2]	34,000	12,592
	Boston Scientific Corp.[2]	351,000	12,324
	Other securities		76,184

			235,647

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
discretionary	Home Depot, Inc.	75,500	18,914
9.09%	Flutter Entertainment PLC (EUR denominated)[1]	126,077	16,549
	Alibaba Group Holding Ltd.[1,2]	553,000	14,944
	Other securities		91,293

			174,154

Industrials	Airbus SE, non-registered shares[1,2]	607,200	43,208
8.83%	Lockheed Martin Corp.	66,000	24,085
	CCR SA, ordinary nominative	7,680,800	20,480
	Safran SA1,2	123,500	12,354
	Other securities		68,940

			169,067

Communication	Alphabet Inc., Class A2	21,800	30,914
services	Alphabet Inc., Class C2	7,000	9,895
7.18%	Comcast Corp., Class A	546,000	21,283
	Facebook, Inc., Class A2	65,000	14,760
	Other securities		60,685

			137,537

American Funds Insurance Series	47

Global Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Utilities	E.ON SE1	3,644,000	$40,969
7.10%	Enel SpA[1]	3,539,000	30,489
	Ørsted AS1	215,107	24,808
	Dominion Energy, Inc.	150,000	12,177
	Other securities		27,512

			135,955

Energy	Reliance Industries Ltd.[1]	1,606,099	36,300
5.26%	Reliance Industries Ltd., interim shares[1,2]	107,073	1,131
	EOG Resources, Inc.	652,000	33,030
	Gazprom PJSC (ADR)[1]	3,431,000	18,479
	Other securities		11,753

			100,693

Consumer staples	Nestlé SA1	315,275	34,830
4.04%	Other securities		42,560

			77,390

Materials	Koninklijke DSM NV1	109,000	15,066
3.36%	Fortescue Metals Group Ltd.[1]	1,441,882	13,835
	Vale SA, ordinary nominative	1,320,000	13,573
	Other securities		21,822

			64,296

Real estate	Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
2.92%	Other securities		39,154

			55,866

	Total common stocks (cost: $1,380,244,000)		1,762,294

Bonds, notes & other debt instruments 1.81%		Principal amount (000)
Corporate bonds & notes 1.81%
Communication services	Sprint Corp. 7.25% 2021	$33,000	34,634

1.81%	Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634

Short-term securities 6.44%		Shares
Money market investments 6.44%
	Capital Group Central Cash Fund 0.18%[3]	1,232,229	123,235

	Total short-term securities (cost: $123,219,000)		123,235

	Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
	Other assets less liabilities (0.27)%		(5,094)

	Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48	American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

Contract amount				Unrealized depreciation at 6/30/2020 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date

USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	49

Growth-Income Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.90%		Shares	Value (000)
Information	Microsoft Corp.	9,389,500	$1,910,857
technology	Broadcom Inc.	2,606,134	822,522
17.83%	Intel Corp.	6,447,300	385,742
	Mastercard Inc., Class A	1,269,700	375,450
	Autodesk, Inc.[1]	921,000	220,294
	Visa Inc., Class A	1,093,800	211,289
	Accenture PLC, Class A	890,900	191,294
	Adobe Inc.[1]	375,900	163,633
	Other securities		1,774,661

			6,055,742

Health care	Gilead Sciences, Inc.	11,967,500	920,779
16.77%	UnitedHealth Group Inc.	2,545,641	750,837
	Abbott Laboratories	6,125,669	560,070
	Amgen Inc.	2,030,500	478,914
	Merck & Co., Inc.	3,038,880	234,997
	Seattle Genetics, Inc.[1]	1,242,606	211,144
	AstraZeneca PLC[2]	1,631,800	170,110
	AstraZeneca PLC (ADR)	721,200	38,144
	Eli Lilly and Company	1,077,600	176,920
	Other securities		2,153,303

			5,695,218

Communication	Facebook, Inc., Class A1	8,465,200	1,922,192
services	Netflix, Inc.[1]	1,945,925	885,474
14.54%	Alphabet Inc., Class C1	296,784	419,537
	Alphabet Inc., Class A1	288,980	409,788
	Comcast Corp., Class A	10,924,800	425,849
	Charter Communications, Inc., Class A1	401,569	204,816
	Verizon Communications Inc.	3,001,600	165,478
	Other securities		503,307

			4,936,441

Industrials	Northrop Grumman Corp.	733,200	225,415
9.14%	BWX Technologies, Inc.	3,880,911	219,815
	CSX Corp.	3,131,000	218,356
	L3Harris Technologies, Inc.	1,035,500	175,693
	Norfolk Southern Corp.	964,300	169,302
	Woodward, Inc.	2,086,500	161,808
	Other securities		1,934,101

			3,104,490

Financials	Intercontinental Exchange, Inc.	3,183,555	291,614
8.69%	CME Group Inc., Class A	1,779,800	289,289
	JPMorgan Chase & Co.	2,584,530	243,101
	Aon PLC, Class A	1,214,800	233,970
	Marsh & McLennan Companies, Inc.	2,162,201	232,155
	Nasdaq, Inc.	1,719,600	205,441
	Moody’s Corp.	674,558	185,321
	Other securities		1,268,303

			2,949,194

Consumer	Amazon.com, Inc.[1]	395,030	1,089,817
discretionary	Lowe’s Companies, Inc.	1,360,900	183,885
6.48%	Other securities		926,728

			2,200,430

50 American Funds Insurance Series

Growth-Income Fund

Common stocks		Shares	Value (000)
Consumer staples	British American Tobacco PLC[2]	8,069,260	$310,032
5.98%	British American Tobacco PLC (ADR)	479,440	18,612
	Keurig Dr Pepper Inc.	8,760,935	248,811
	Philip Morris International Inc.	2,743,640	192,219
	Carlsberg A/S, Class B2	1,326,568	175,240
	Other securities		1,087,456

			2,032,370

Materials	Celanese Corp.	2,996,633	258,729
4.13%	Linde PLC	892,800	189,372
	LyondellBasell Industries NV	2,453,100	161,218
	Other securities		792,562

			1,401,881

Energy	Chevron Corp.	2,625,200	234,247
3.74%	Other securities		1,034,631

			1,268,878

Utilities	CenterPoint Energy, Inc.[3]	11,210,255	209,296
2.88%	CenterPoint Energy, Inc.	1,111,000	20,742
	Other securities		746,495

			976,533

Real estate	Equinix, Inc. REIT	555,418	390,070
2.72%	Crown Castle International Corp. REIT	1,418,300	237,353
	Other securities		296,588

			924,011

	Total common stocks (cost: $22,200,125,000)		31,545,188

Convertible stocks 0.92%
Information technology	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	87,365

0.26%

Other	Other securities		224,617

0.66%	Total convertible stocks (cost: $268,527,000)		311,982

Bonds, notes & other debt instruments 0.12%		Principal amount (000)
Corporate bonds & notes 0.12%
Other	Other securities		39,975

0.12%	Total corporate bonds & notes		39,975

	Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series	51

Growth-Income Fund

Short-term securities 6.14%	Shares	Value (000)
Money market investments 6.14%
Capital Group Central Cash Fund 0.18%[4]	20,848,370	$2,085,046

Total short-term securities (cost: $2,084,942,000)		2,085,046

Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)

Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2020.

5Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52 American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.70%		Shares	Value (000)
Financials	HDFC Bank Ltd.[1]	2,457,600	$35,032
18.26%	Zurich Insurance Group AG1	92,200	32,470
	AIA Group Ltd.[1]	2,338,600	21,766
	Banco Santander, SA1	8,856,538	21,597
	ING Groep NV1	2,789,300	19,377
	Insurance Australia Group Ltd.[1]	3,666,000	14,654
	B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
	Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,350
	Sony Financial Holdings Inc.[1]	410,400	9,877
	Other securities		58,197

			237,510

Industrials	Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
14.69%	Aena SME, SA, non-registered shares[1,2]	121,450	16,168
	Airbus SE, non-registered shares[1,2]	216,160	15,382
	ASSA ABLOY AB, Class B1	681,100	13,829
	SAAB AB, Class B1,2	510,000	12,711
	Singapore Technologies Engineering Ltd[1]	5,270,000	12,506
	Deutsche Post AG1,2	342,000	12,476
	Recruit Holdings Co., Ltd.[1]	350,100	11,968
	Airports of Thailand PCL, foreign registered[1]	5,250,000	10,297
	Other securities		54,440

			191,138

Health care	Novartis AG1	502,545	43,667
12.55%	Daiichi Sankyo Company, Ltd.[1]	453,000	36,995
	Takeda Pharmaceutical Company, Ltd.[1]	518,353	18,500
	Fresenius SE & Co. KGaA[1,2]	283,701	14,004
	Chugai Pharmaceutical Company, Ltd.[1]	228,900	12,236
	Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
	Other securities		26,926

			163,336

Consumer	Sony Corp.[1]	498,900	34,165
discretionary	LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
11.14%	GVC Holdings PLC[1]	1,975,100	18,097
	Galaxy Entertainment Group Ltd.[1]	2,365,000	16,058
	Kering SA1	29,000	15,752
	Taylor Wimpey PLC[1]	7,352,400	12,971
	Alibaba Group Holding Ltd.[1,2]	430,800	11,641
	Other securities		15,234

			144,942

Utilities	E.ON SE1	3,629,500	40,806
9.15%	SSE PLC[1]	1,320,450	22,295
	ENN Energy Holdings Ltd.[1]	1,658,000	18,621
	National Grid PLC[1]	887,664	10,870
	Ørsted AS1	92,807	10,703
	Other securities		15,821

			119,116

Communication	SoftBank Group Corp.[1]	580,800	29,265
services	Yandex NV, Class A2	470,000	23,509
6.65%	Tencent Holdings Ltd.[1]	297,700	19,123
	Other securities		14,575

			86,472

American Funds Insurance Series	53

International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Information	SUMCO Corp.[1]	1,230,000	$18,830
technology	ASML Holding NV1	47,800	17,522
4.03%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	16,085

			52,437

Consumer staples	British American Tobacco PLC[1]	548,402	21,070
3.89%	Imperial Brands PLC[1]	557,516	10,617
	Other securities		18,953

			50,640

Materials	Rio Tinto PLC[1]	243,800	13,719
3.83%	UPL Ltd.[1,2]	2,118,000	11,961
	Air Liquide SA, non-registered shares[1]	79,200	11,412
	Other securities		12,780

			49,872

Real estate	Sun Hung Kai Properties Ltd.[1]	1,241,000	15,816
2.80%	CK Asset Holdings Ltd.[1]	2,626,000	15,615
	Other securities		4,943

			36,374

Energy	Other securities		22,204

1.71%	Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%
Energy	Other securities		6,478

0.50%	Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%
Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,3]	958,500	5,734
0.62%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,2,3]	382,799	2,290

			8,024

	Total rights & warrants (cost: $8,134,000)		8,024

Bonds, notes & other debt instruments 0.66%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Bonds & notes	Other securities		4,738

of governments & government agencies outside the U.S.
0.37%

Corporate bonds & notes 0.29%
Health care	Other securities		3,823

0.29%	Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54 American Funds Insurance Series

International Growth and Income Fund

Short-term securities 9.32%	Shares	Value (000)
Money market investments 9.32%
Capital Group Central Cash Fund 0.18%[4]	1,213,278	$121,340

Total short-term securities (cost: $121,328,000)		121,340

Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540

Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	55

Capital Income Builder

Summary investment portfolio June 30, 2020	unaudited

Common stocks 70.00%		Shares	Value (000)
Health care	Gilead Sciences, Inc.	302,403	$23,267
11.51%	AbbVie Inc.	225,462	22,136
	Amgen Inc.	75,995	17,924
	GlaxoSmithKline PLC[1]	865,174	17,530
	Novartis AG1	152,562	13,256
	AstraZeneca PLC[1]	52,858	5,510
	AstraZeneca PLC (ADR)	11,454	606
	Other securities		10,470

			110,699

Consumer staples	British American Tobacco PLC[1]	550,162	21,138
9.86%	Philip Morris International Inc.	262,907	18,419
	Coca-Cola Company	207,076	9,252
	General Mills, Inc.	130,025	8,016
	Nestlé SA1	58,460	6,458
	Altria Group, Inc.	131,620	5,166
	Other securities		26,345

			94,794

Utilities	Dominion Energy, Inc.	177,399	14,401
9.02%	National Grid PLC[1]	720,349	8,821
	Iberdrola, SA, non-registered shares[1]	716,931	8,304
	E.ON SE1	734,500	8,258
	SSE PLC[1]	443,987	7,496
	EDP - Energias de Portugal, SA1	1,291,886	6,161
	Enel SpA[1]	619,762	5,339
	Other securities		27,908

			86,688

Financials	Zurich Insurance Group AG1	25,819	9,093
9.00%	CME Group Inc., Class A	41,952	6,819
	Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
	Truist Financial Corp.	139,222	5,228
	JPMorgan Chase & Co.	50,001	4,703
	DBS Group Holdings Ltd.[1]	312,400	4,673
	Other securities		50,676

			86,532

Information	Broadcom Inc.	84,199	26,574
technology	Microsoft Corp.	96,458	19,630
8.08%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	790,800	8,368
	Intel Corp.	82,778	4,953
	Other securities		18,178

			77,703

Real estate	Crown Castle International Corp. REIT	117,596	19,680
6.15%	Digital Realty Trust, Inc. REIT	37,881	5,383
	CK Asset Holdings Ltd.[1]	891,000	5,298
	Other securities		28,763

			59,124

56 American Funds Insurance Series

Capital Income Builder

Common stocks		Shares	Value (000)
Energy	Chevron Corp.	108,909	$9,718
4.40%	TC Energy Corp. (CAD denominated)	133,253	5,693
	TC Energy Corp.	36,765	1,576
	Enbridge Inc. (CAD denominated)	216,401	6,580
	Other securities		18,693

			42,260

Communication	Verizon Communications Inc.	143,888	7,933
services	BCE Inc. (CAD denominated)	179,328	7,479
4.26%	Nippon Telegraph and Telephone Corp.[1]	208,800	4,861
	Other securities		20,643

			40,916

Industrials	United Parcel Service, Inc., Class B	63,582	7,069
3.74%	Raytheon Technologies Corp.	80,975	4,990
	Other securities		23,888

			35,947

Materials	Dow Inc.	181,570	7,401
2.91%	Other securities		20,591

			27,992

Consumer discretionary	Other securities		10,286

1.07%	Total common stocks (cost: $613,582,000)		672,941

Preferred securities 0.09%
Information technology	Other securities		808

0.09%	Total preferred securities (cost: $689,000)		808

Rights & warrants 0.00%
Energy	Other securities		—	[2]

0.00%	Total rights & warrants (cost: $0)		—	[2]

Convertible stocks 1.36%
Utilities	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
0.44%	Other securities		3,302

			4,214

Information technology	Broadcom Inc., Series A, cumulative convertible preferred shares,
0.42%	8.00% 2022	3,638	4,054

Real estate	Crown Castle International Corp. REIT, Series A, convertible preferred shares,
0.15%	6.875% 2020	968	1,438

American Funds Insurance Series	57

Capital Income Builder

Convertible stocks (continued)		Shares	Value (000)
Other	Other securities		$3,389

0.35%	Total convertible stocks (cost: $12,012,000)		13,095

Convertible bonds & notes 0.06%		Principal amount (000)
Consumer discretionary	Other securities		544

0.06%	Total convertible bonds & notes (cost: $541,000)		544

Bonds, notes & other debt instruments 24.34%
U.S. Treasury bonds & notes 8.96%
U.S. Treasury	U.S. Treasury 0.125% 2022	$20,800	20,788
8.11%	U.S. Treasury 0.375% 2025	13,757	13,819
	U.S. Treasury 2.00% 2025[3]	13,200	14,334
	U.S. Treasury 1.875% 2026	6,300	6,849
	U.S. Treasury 0.13%–2.00% 2022–2050[3]	21,458	22,216

			78,006

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–2050[3,4]	7,611	8,156

inflation-protected	Total U.S. Treasury bonds & notes		86,162

securities
0.85%

Mortgage-backed obligations 7.22%
Federal agency	Fannie Mae Pool #MA4042 2.00% 2035[5]	15,895	16,458
mortgage-backed	Fannie Mae Pool #CA5540 3.00% 2050[5]	5,581	5,932
obligations	Fannie Mae 3.50%–5.00% 2033–2049[5]	4,496	4,901
6.75%	Freddie Mac Pool #SD7512 3.00% 2050[5]	7,699	8,199
	Freddie Mac 3.50%–4.50% 2048–2049[5]	1,453	1,576
	Uniform Mortgage-Backed Security 3.50% 2050[5,6]	10,080	10,601
	Uniform Mortgage-Backed Securities 2.50%–3.00% 2035[5,6]	4,125	4,319
	Other securities		12,852

			64,838

Other	Other securities		4,574

0.47%	Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%
Utilities	Virginia Electric and Power Co. 4.00% 2046	85	102
1.01%	Other securities		9,599

			9,701

Health care	AbbVie Inc. 2.95%–4.25% 2026–2049[7]	461	515
1.01%	Amgen Inc. 3.375% 2050	150	165
	Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
	Other securities		8,628

			9,653

58	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Consumer staples	British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$1,705
0.50%	Philip Morris International Inc. 3.375% 2029	450	512
	Other securities		2,534

			4,751

Information	Broadcom Corp. 3.875% 2027	370	400
technology	Broadcom Inc. 5.00% 2030[7]	805	927
0.40%	Other securities		2,507

			3,834

Other	Other securities		39,138

4.06%	Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Bonds & notes of governments & government agencies outside the U.S.	Other securities		1,339

0.14%

Other bonds & notes 1.04%
	Other securities		10,027

	Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%		Shares
Money market investments 5.56%
	Capital Group Central Cash Fund 0.18%[8]	500,631	50,070
	Goldman Sachs Financial Square Government Fund 0.15%[8,9]	3,395,926	3,396

			53,466

	Total short-term securities (cost: $53,463,000)		53,466

	Total investment securities 101.41% (cost: $905,907,000)		974,871
	Other assets less liabilities (1.41)%		(13,570)

	Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series	59

Capital Income Builder

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$ (12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114

						$ 93

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
MXN2,100	USD95	Goldman Sachs	7/20/2020	$(4)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$– [2]	$–	$– [2]
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	–	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	–	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	–	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	–	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	–	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	–	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	–	55

					$–	$52

Credit default swaps

  Centrally cleared credit default swaps on credit indices – sell protection

Receive/Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$227

60	American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Purchased on a TBA basis.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.

8Rate represents the seven-day yield at 6/30/2020.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	61

Asset Allocation Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 59.62%		Shares	Value (000)
Information	Microsoft Corp.	5,441,900	$1,107,481
technology	Broadcom Inc.	1,490,000	470,259
14.52%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
	ASML Holding NV (New York registered) (ADR)	795,900	292,915
	ASML Holding NV1	70,000	25,661
	MKS Instruments, Inc.	2,200,000	249,128
	VeriSign, Inc.[2]	1,100,000	227,513
	Dell Technologies Inc., Class C2	3,250,000	178,555
	Other securities		938,740

			3,834,091

Health care	Johnson & Johnson	3,885,000	546,348
11.48%	UnitedHealth Group Inc.	1,322,300	390,012
	Humana Inc.	965,000	374,179
	Gilead Sciences, Inc.	3,647,800	280,662
	Cigna Corp.	1,275,000	239,254
	Abbott Laboratories	2,200,000	201,146
	Thermo Fisher Scientific Inc.	507,000	183,706
	Vertex Pharmaceuticals Inc.[2]	550,000	159,670
	Other securities		655,341

			3,030,318

Financials	Chubb Ltd.	2,200,000	278,564
9.23%	First Republic Bank	1,980,000	209,860
	CME Group Inc., Class A	977,200	158,834
	Apollo Global Management, Inc., Class A	2,769,732	138,265
	Bank of America Corp.	5,750,000	136,563
	JPMorgan Chase & Co.	1,400,000	131,684
	Other securities		1,383,859

			2,437,629

Consumer	Amazon.com, Inc.[2]	171,400	472,862
discretionary	Home Depot, Inc.	1,113,000	278,818
5.26%	Aramark	8,000,000	180,560
	Other securities		456,858

			1,389,098

Consumer staples	Philip Morris International Inc.	7,343,000	514,451
4.83%	Nestlé SA1	3,130,000	345,787
	Nestlé SA (ADR)	900,000	99,396
	Altria Group, Inc.	3,300,000	129,525
	Other securities		184,718

			1,273,877

Industrials	Northrop Grumman Corp.	1,249,400	384,115
4.16%	Lockheed Martin Corp.	663,000	241,942
	CSX Corp.	2,038,000	142,130
	L3Harris Technologies, Inc.	791,100	134,226
	Other securities		195,431

			1,097,844

Communication	Charter Communications, Inc., Class A2	727,126	370,863
services	Facebook, Inc., Class A2	952,100	216,194
3.72%	Other securities		394,665

			981,722

62	American Funds Insurance Series

Asset Allocation Fund

Common stocks		Shares	Value (000)
Materials	Dow Inc.	4,800,000	$195,648
2.86%	LyondellBasell Industries NV	2,368,100	155,631
	Other securities		404,438

			755,717

Utilities	Enel SpA[1]	24,000,000	206,764
1.48%	CMS Energy Corp.	2,284,700	133,472
	Other securities		49,295

			389,531

Energy	Other securities		337,131

1.28%

Real estate	Crown Castle International Corp. REIT	755,000	126,349
0.80%	Other securities		84,827

			211,176

	Total common stocks (cost: $10,640,057,000)		15,738,134

Rights & warrants 0.00%
Other	Other securities		133

0.00%	Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%
Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	60,000	66,861

0.25%

Other	Other securities		100,262

0.38%	Total convertible stocks (cost: $154,257,000)		167,123

Convertible bonds & notes 0.00%		Principal amount (000)
Communication services	Other securities		71

0.00%	Total convertible bonds & notes (cost: $101,000)		71

Bonds, notes & other debt instruments 33.05%
Corporate bonds & notes 13.30%
Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
2.36%	Other securities		615,296

			623,349

Health care	UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
1.99%	Other securities		510,034

			527,041

American Funds Insurance Series	63

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities	Other securities		$470,370

1.78%

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–2051[3]	$32,594	33,583
services	Other securities		333,739

1.39%			367,322

Industrials	Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
1.04%	Other securities		258,848

			274,161

Consumer	Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
discretionary	Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
0.92%	Other securities		209,411

			243,598

Consumer staples	Nestlé Holdings, Inc. 3.35% 2023[3]	750	816
0.82%	Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
	Other securities		200,236

			215,659

Information	Broadcom Corp. 3.875% 2027	3,060	3,311
technology	Broadcom Inc. 3.13%–5.00% 2022–2030[3]	45,777	51,495
0.80%	Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
	Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
	Other securities		141,396

			212,392

Other	Other securities		578,658

2.20%	Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%
U.S. Treasury	U.S. Treasury 2.50% 2021	200,000	202,718
8.67%	U.S. Treasury 2.50% 2024	225,000	243,475
	U.S. Treasury 1.375% 2025	131,900	138,562
	U.S. Treasury 0.625% 2030	174,477	173,945
	U.S. Treasury 2.375% 2049[4]	103,700	128,014
	U.S. Treasury 2.00% 2050[4]	131,548	150,590
	U.S. Treasury 0.13%–3.00% 2020–2049[4]	1,195,247	1,252,209

			2,289,513

U.S. Treasury inflation-protected securities 1.65%	U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	100,974	135,026
	U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–2050[4,5]	278,644	300,565

			435,591

	Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%
Federal agency	Fannie Mae 0%–7.50% 2021–2049[6,7]	284,078	304,340
mortgage-backed	Government National Mortgage Assn. 2.50% 2050[6,8]	127,582	133,981
obligations	Government National Mortgage Assn. 3.00%–4.50% 2048–2050[6,8]	333,349	353,346
8.24%	Uniform Mortgage-Backed Security 2.50% 2050[6,8]	213,217	221,323

64 American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	Uniform Mortgage-Backed Security 3.00% 2050[6,8]	$203,153	$213,613
	Uniform Mortgage-Backed Security 3.50% 2050[6,8]	147,711	155,364
	Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[6,8]	386,355	404,676
	Other securities		387,369

			2,174,012

Other	Other securities		82,566

0.31%	Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%
Other	Fannie Mae 1.875% 2026	13,000	14,005

0.83%
	Other securities		217,692

	Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929

Short-term securities 11.51%		Shares
Money market investments 11.51%
	Capital Group Central Cash Fund 0.18%[9]	29,928,879	2,993,187
	Goldman Sachs Financial Square Government Fund 0.15%[9,10]	45,304,569	45,304

			3,038,491

	Total short-term securities (cost: $3,038,192,000)		3,038,491

	Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
	Other assets less liabilities (4.81)%		(1,271,034)

	Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	65

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 6/30/2020[12] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$702,600	$775,769	$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600	219,546	568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500	4,871	19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)	(175,910)	(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100	162,670	709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000	61,084	57

						$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$–	[13]

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.[14]	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$–

Health care 0.04%
NuCana PLC (ADR)[2,15]	1,189,677	742,476	–	1,932,153	–	(694)	–	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	–	3,700,000	–	(79,883)	1,820	65,897

Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66	American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Purchased on a TBA basis.

9Rate represents the seven-day yield at 6/30/2020.

10Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

11Notional amount is calculated based on the number of contracts and notional contract size.

12Value is calculated based on the notional amount and current market price.

13Amount less than one thousand.

14Unaffiliated issuer at 6/30/2020.

15All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $47,984,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

Global Balanced Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 58.88%		Shares	Value (000)
Information	ASML Holding NV1	32,700	$11,986
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	860,000	9,101
13.45%	Broadcom Inc.	26,895	8,488
	Microsoft Corp.	40,420	8,226
	PagSeguro Digital Ltd., Class A2	154,528	5,461
	Tokyo Electron Ltd.[1]	11,800	2,896
	Visa Inc., Class A	14,600	2,820
	Keyence Corp.[1]	5,800	2,422
	Other securities		4,189

			55,589

Health care	AstraZeneca PLC[1]	102,050	10,638
11.13%	Merck & Co., Inc.	116,325	8,995
	Humana Inc.	14,800	5,739
	Coloplast A/S, Class B1	23,150	3,589
	Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	3,099
	Pfizer Inc.	78,500	2,567
	UnitedHealth Group Inc.	8,045	2,373
	Other securities		9,011

			46,011

Consumer staples	Philip Morris International Inc.	110,300	7,728
8.31%	Nestlé SA1	59,100	6,529
	British American Tobacco PLC[1]	156,300	6,005
	Altria Group, Inc.	131,700	5,169
	Keurig Dr Pepper Inc.	106,000	3,010
	Other securities		5,883

			34,324

Financials	Zurich Insurance Group AG1	13,940	4,909
7.35%	Berkshire Hathaway Inc., Class A2	16	4,277
	JPMorgan Chase & Co.	43,800	4,120
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
	BlackRock, Inc.	5,730	3,118
	S&P Global Inc.	8,000	2,636
	Other securities		7,504

			30,373

Industrials	Lockheed Martin Corp.	7,300	2,664
5.82%	SMC Corp.[1]	5,000	2,552
	Boeing Company	12,700	2,328
	Other securities		16,515

			24,059

Consumer	Home Depot, Inc.	20,475	5,129
discretionary	Amazon.com, Inc.[2]	1,375	3,793
4.40%	Alibaba Group Holding Ltd.[1,2]	109,600	2,962
	Ocado Group PLC[1,2]	109,500	2,749
	LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
	Other securities		1,012

			18,170

68	American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)
Real estate	Crown Castle International Corp. REIT	23,940	$4,006
2.90%	Equinix, Inc. REIT	3,755	2,637
	American Tower Corp. REIT	9,800	2,534
	Other securities		2,810

			11,987

Materials	Givaudan SA1	815	3,031
2.57%	Other securities		7,610

			10,641

Communication	Alphabet Inc., Class C2	2,160	3,053
services	Verizon Communications Inc.	49,500	2,729
2.24%	Nintendo Co., Ltd.[1]	5,700	2,536
	Other securities		955

			9,273

Other	Other securities		2,918

0.71%	Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%		Principal amount (000)
U.S. Treasury bonds & notes 14.20%
U.S. Treasury	U.S. Treasury 0.375% 2022	$ 9,765	9,802
12.41%	U.S. Treasury 0.50% 2025	9,785	9,888
	U.S. Treasury 1.50% 2030[3]	14,168	15,312
	U.S. Treasury 2.375% 2049[3]	6,898	8,515
	U.S. Treasury 1.88%–2.88% 2022–2050[3]	6,900	7,789

			51,306

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	3,352	3,825
inflation-protected securities	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–2049[3,4]	2,818	3,558

1.79%			7,383

	Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%
	Germany (Federal Republic of) 0%–0.50% 2025–2050[4]	€ 3,639	4,289
	Japan, Series 346, 0.10% 2027	¥ 304,250	2,856
	Japan, Series 358, 0.10% 2030	488,100	4,555
	Japan 0.10%–1.70% 2020–2044[4]	988,369	9,557
	Other securities		37,193

			58,450

Corporate bonds & notes 6.06%
Financials	JPMorgan Chase & Co. 2.55%–4.49% 2021–2031[5]	484	547
1.47%	Other securities		5,531

			6,078

Utilities	Berkshire Hathaway Energy Co. 3.70% 2030[6]	25	29
1.31%	Other securities		5,367

			5,396

American Funds Insurance Series	69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care	AstraZeneca PLC 3.50% 2023	¥ 150	$162
0.79%	Other securities		3,118

			3,280

Consumer	Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
discretionary	Other securities		1,791

0.57%			2,343

Consumer staples	Altria Group, Inc. 1.00%–2.20% 2023–2027	€ 380	445
0.45%	British American Tobacco PLC 3.22%–4.76% 2026–2049	$ 380	413
	Reynolds American Inc. 4.00% 2022	15	16
	Other securities		981

			1,855

Information	Broadcom Inc. 3.15%–4.15% 2025–2030[6]	140	151
technology	Microsoft Corp. 2.40% 2026	187	204
0.16%	Other securities		311

			666

Other	Other securities		5,425

1.31%	Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%
Federal agency	Uniform Mortgage-Backed Security 2.50% 2050[7,8]	2,653	2,754
mortgage-backed	Uniform Mortgage-Backed Securities 3.50%–4.00% 2050[7,8]	1,321	1,395
obligations	Other securities		351

1.10%			4,500

Other	Other securities		2,285

mortgage-backed	Total mortgage-backed obligations		6,785

securities
0.54%

Other 0.07%
	Other securities		287

	Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254

Short-term securities 5.67%
Money market investments 5.67%
	Capital Group Central Cash Fund 0.18%[9]	234,095	23,412

	Total short-term securities (cost: $23,409,000)		23,412

	Total investment securities 100.66% (cost: $351,926,000)		416,011
	Other assets less liabilities (0.66)%		(2,723)

	Net assets 100.00%		$413,288

70	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 6/30/2020 (000)	[11]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500		$ 1,886		$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)		(945)		(5)
								$1

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)			at 6/30/2020 (000)

CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$ 6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	— [12]
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	— [12]
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)
JPY66,000	USD619	Bank of America	7/6/2020	(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	— [12]
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	— [12]
EUR460	USD519	Morgan Stanley	7/17/2020	(2)

American Funds Insurance Series	71

Global Balanced Fund

Forward currency contracts (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)			at 6/30/2020 (000)

GBP200	USD251	Bank of New York Mellon	7/17/2020	$ (3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	— [12]
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	— [12]
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	— [12]
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	— [12]
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)
				$ (57)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	1,141,000	$ (5)	$—	$ (5)
1.01%	6-month HUF-BUBOR	2/25/2022		600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022		895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024		€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029		HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030		95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030		PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030		HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030		136,500	(20)	—	(20)
						$—	$(98)

72	American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.

3 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.

4 Index-linked bond whose principal amount moves with a government price index.

5 Step bond; coupon rate may change at a later date.

6 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.

7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8 Purchased on a TBA basis.

9 Rate represents the seven-day yield at 6/30/2020.

10 Notional amount is calculated based on the number of contracts and notional contract size.

11 Value is calculated based on the notional amount and current market price.

12 Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CNH = Chinese yuan renminbi

CZK = Czech korunas EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	73

Bond Fund

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 97.67%		Principal amount (000)	Value (000)
Corporate bonds & notes 38.25%
Financials	Intesa Sanpaolo SpA 5.017% 2024[1]	$ 67,843	$69,554
9.60%	Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[1]	32,991	34,477
	Other securities		891,606

			995,637

Energy	Petróleos Mexicanos 6.875% 2026	43,810	41,495
5.63%	Other securities		542,736

			584,231

Utilities	Edison International 3.13%–5.75% 2022–2028	16,750	17,936
5.08%	Pacific Gas and Electric Co. 1.75%–6.35% 2020–2050[2]	109,876	115,412
	Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
	Other securities		268,112

			526,858

Health care	Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
4.73%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	120,655	120,454
	Other securities		277,418

			490,359

Consumer	Other securities		421,476

discretionary
4.06%

Consumer staples	Other securities		267,256

2.58%

Communication	Other securities		227,753

services
2.20%

Industrials	Other securities		204,372

1.97%

Information	Broadcom Corp. 3.875% 2027	14,860	16,078
technology	Broadcom Inc. 4.25% 2026[1]	41,375	46,105
1.80%	Broadcom Inc. 4.75% 2029[1]	61,009	69,289
	Broadcom Inc. 3.15%–3.63% 2024–2025[1]	8,000	8,577
	Other securities		46,156

			186,205

Other	Other securities		62,253

0.60%	Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%
Federal agency	Fannie Mae Pool #AJ9355 3.00% 2027[3]	107	112
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 2047[3]	47,482	50,189
obligations	Fannie Mae Pool #FM0007 3.50% 2049[3]	40,442	43,476
27.63%	Fannie Mae Pool #CA5912 2.50% 2050[3]	124,753	130,884
	Fannie Mae Pool #CA5701 2.50% 2050[3]	114,562	120,452

74	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	Fannie Mae 3.00%–9.12% 2023–2059[3,4]	$ 312,064	$334,966
	Freddie Mac 3.50% 2047[3]	44,237	46,752
	Freddie Mac 3.50% 2047[3]	43,947	46,528
	Freddie Mac Pool #SD7509 3.00% 2049[3]	57,549	61,310
	Freddie Mac Pool #QA4673 3.00% 2049[3]	46,062	49,460
	Freddie Mac Pool #SD7514 3.50% 2050[3]	47,392	50,886
	Freddie Mac 0%–5.50% 2021–2050[3,4]	286,957	309,401
	Government National Mortgage Assn. 2.50% 2050[3,5]	173,100	181,782
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[3]	55,134	58,510
	Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	60,402	65,661
	Government National Mortgage Assn. 4.00%–5.00% 2049[3]	38,263	40,796
	Uniform Mortgage-Backed Security 2.00% 2035[3,5]	297,150	306,877
	Uniform Mortgage-Backed Security 2.50% 2035[3,5]	334,518	349,622
	Uniform Mortgage-Backed Security 2.50% 2050[3,5]	192,804	200,135
	Uniform Mortgage-Backed Security 3.00% 2050[3,5]	100,000	105,149
	Uniform Mortgage-Backed Security 4.00% 2050[3,5]	183,583	194,533
	Uniform Mortgage-Backed Security 4.50% 2050[3,5]	66,937	71,931
	Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–2050[3,5]	18,090	19,022
	Other securities		26,478

			2,864,912

Other	Other securities		90,131

0.87%	Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%
U.S. Treasury	U.S. Treasury 2.625% 2023	70,000	75,928
19.66%	U.S. Treasury 2.75% 2023	173,600	186,240
	U.S. Treasury 2.125% 2024	72,100	77,834
	U.S. Treasury 2.125% 2024[6]	72,100	77,643
	U.S. Treasury 0.25% 2025	140,050	139,869
	U.S. Treasury 0.25% 2025	81,433	81,283
	U.S. Treasury 0.375% 2025	70,600	70,917
	U.S. Treasury 2.875% 2025[6]	96,200	108,665
	U.S. Treasury 2.875% 2025	72,100	81,065
	U.S. Treasury 1.375% 2026[6]	75,000	79,349
	U.S. Treasury 1.625% 2026	50,000	53,681
	U.S. Treasury 1.75% 2026	40,800	44,188
	U.S. Treasury 0.50% 2027[6]	212,200	212,476
	U.S. Treasury 2.25% 2027[6]	120,200	135,338
	U.S. Treasury 2.25% 2027[6]	72,100	80,521
	U.S. Treasury 2.875% 2028	72,100	85,376
	U.S. Treasury 1.125% 2040	88,288	87,460
	U.S. Treasury 2.25% 2049[6]	51,052	61,375
	U.S. Treasury 3.00% 2049[6]	150,000	207,033
	U.S. Treasury 1.25%–8.75% 2020–2050[6]	81,781	92,419

			2,038,660

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2027[6,7]	78,626	85,537
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 2028[6,7]	77,974	85,561
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	106,447	142,344
3.31%	U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	26,433	29,712

			343,154

	Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series	75

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.32%
	Italy (Republic of) 0.95% 2023	€ 45,000	$51,552
	Japan, Series 20, 0.10% 2025[7]	¥11,441,250	105,411
	Other securities		187,525

			344,488

Asset-backed obligations 2.26%
	Other securities		234,532

Municipals 2.25%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$ 22,553	22,791
2.00%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
	Other securities		62,830

			207,215

Other	Other securities		25,975

0.25%	Total municipals		233,190

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	11,910	12,984

	Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451

Common stocks 0.00%		Shares
Other	Other securities		55

0.00%	Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%
Energy	Other securities		—	[8]

0.00%	Total rights & warrants (cost: $18,000)		—	[8]

Short-term securities 15.05%
Money market investments 15.05%
	Capital Group Central Cash Fund 0.18%[9]	15,608,123	1,560,968

	Total short-term securities (cost: $1,561,082,000)		1,560,968

	Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
	Other assets less liabilities (12.72)%		(1,319,171)

	Net assets 100.00%		$10,370,303

76	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000	[11] )	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$ (1,996,899)		$ (1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651		158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)		(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841		6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)		(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)		(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)		(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546		1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634		172
							$ 1,230

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)		Settlement date	at 6/30/2020 (000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710
				$1,727

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$ (2,280)	$—	$ (2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663
					$—	$(30,739)

American Funds Insurance Series	77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.

2 Scheduled interest and/or principal payment was not received.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5 Purchased on a TBA basis.

6 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.

7 Index-linked bond whose principal amount moves with a government price index.

8 Amount less than one thousand.

9 Rate represents the seven-day yield at 6/30/2020.

10 Notional amount is calculated based on the number of contracts and notional contract size.

11 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

78	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.43%		Principal amount (000)	Value (000)
Euros	Belgium (Kingdom of) 0% 2027	€9,160	$10,518
18.52%	Belgium (Kingdom of) 0.80%–0.80% 2027–2028	9,810	11,948
	Germany (Federal Republic of) 0% 2030	9,000	10,609
	Germany (Federal Republic of) 0%–0.50% 2026–2050[1]	11,882	14,602
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,271
	Greece (Hellenic Republic of) 3.45% 2024	9,595	11,968
	Greece (Hellenic Republic of) 3.375% 2025	10,805	13,660
	Greece (Hellenic Republic of) 3.75% 2028	9,564	12,885
	Greece (Hellenic Republic of) 3.875% 2029	10,824	14,904
	Greece (Hellenic Republic of) 1.50% 2030	10,670	12,324
	Israel (State of) 1.50%–1.50% 2027–2029	1,500	1,804
	Italy (Republic of) 0.10% 2023[1]	25,258	28,969
	Italy (Republic of) 1.85% 2025	11,220	13,307
	Italy (Republic of) 2.80% 2028	22,918	29,258
	Italy (Republic of) 1.65% 2030	8,102	9,398
	Italy (Republic of) 0.05%–1.35% 2023–2030	6,967	7,832
	Romania 4.625% 2049	11,045	14,243
	Romania 2.00%–4.63% 2030–2049	15,160	17,682
	Russian Federation 2.88%–2.88% 2025–2025	4,500	5,580
	Serbia (Republic of) 3.125% 2027	13,987	16,481
	Serbia (Republic of) 1.50% 2029	4,943	5,219
	State Grid Europe Development (2014) PLC 1.50% 2022	194	221
	State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030	1,406	1,618
	Other securities		114,163

			385,464

Japanese yen	Goldman Sachs Group, Inc. 1.00%–2.80% 2021–2022[2]	¥128,000	1,222
9.37%	Japan, Series 19, 0.10% 2024[1]	1,846,386	17,054
	Japan, Series 18, 0.10% 2024[1]	1,025,165	9,507
	Japan, Series 346, 0.10% 2027	1,040,000	9,764
	Japan, Series 23, 0.10% 2028[1]	1,995,731	18,424
	Japan, Series 356, 0.10% 2029	3,529,000	32,987
	Japan, Series 24, 0.10% 2029[1]	1,610,533	14,920
	Japan, Series 145, 1.70% 2033	2,210,000	24,471
	Japan 0.10%–2.30% 2025–2059[1]	4,520,223	47,255
	United Mexican States 0.62%–0.70% 2021–2022	700,000	6,462
	Other securities		12,926

			194,992

Chinese yuan	China (People’s Republic of), Series 1906, 3.29% 2029	CNY73,800	10,733
renminbi	China (People’s Republic of), Series 1910, 3.86% 2049	259,860	38,385
4.68%	China Development Bank Corp., Series 2004, 3.43% 2027	73,800	10,524
	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	18,199
	China Development Bank Corp. 3.50%–4.15% 2025–2028	83,100	12,249
	Other securities		7,216

			97,306

British pounds	United Kingdom 4.75% 2030	£14,360	26,226
3.04%	United Kingdom 0.38%–4.25% 2024–2050	23,304	35,397
	Other securities		1,654

			63,277

Canadian dollars	Canada 2.25% 2025	C$15,900	12,814
1.90%	Canada 2.25% 2029	26,105	22,208
	Canada 1.00%–2.75% 2022–2048	4,550	4,486

			39,508

American Funds Insurance Series	79

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 2040[3]	DKr108,121	$16,060
1.88%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]	103,266	16,029
	Nykredit Realkredit AS 1.50%–2.50% 2037–2047[3]	45,660	7,146

			39,235

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN99,000	3,403
1.52%	United Mexican States, Series M, 7.50% 2027	279,920	13,577
	United Mexican States, Series M20, 8.50% 2029	178,400	9,195
	United Mexican States 8.00%–8.50% 2038–2047	110,600	5,457

			31,632

Malaysian	Malaysia (Federation of), Series 0418, 4.893% 2038	MYR64,732	17,627
ringgits	Malaysia (Federation of) 3.76%–4.94% 2030–2048	52,914	13,298

1.48%			30,925

Israeli shekels	Israel (State of) 2.00% 2027	ILS42,900	13,686
1.16%	Israel (State of) 5.50% 2042	20,200	10,393

			24,079

Russian rubles	Russian Federation 6.90%–8.50% 2023–2034	RUB1,521,250	23,744

1.14%

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW13,411,000	11,353
0.92%	Other securities		7,747

			19,100

Brazilian reais	Brazil (Federative Republic of) 0% 2020	BRL91,700	16,861

0.81%

Romanian leu	Romania 4.75% 2025	RON5,000	1,217

0.06%

U.S. dollars	CCCI Treasure Ltd. 3.43%–3.65% 2049[4]	$ 3,190	3,167
47.29%	Equinix, Inc. 2.15% 2030	9,390	9,311
	Goldman Sachs Group, Inc. 2.91%–4.75% 2023–2045[4]	12,037	13,492
	Israel (State of) 2.50%–3.88% 2030–2050	7,720	8,545
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,836
	Petróleos Mexicanos 6.35%–6.95% 2048–2060[2]	924	693
	PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[2]	1,565	1,896
	Russian Federation 4.25% 2027	1,400	1,568
	State Grid Overseas Investment Ltd. 3.50% 2027[2]	5,600	6,201
	T-Mobile US, Inc. 2.55% 2031[2]	9,390	9,447
	U.S. Treasury 2.75% 2025	10,140	11,374
	U.S. Treasury 2.00% 2050	8,100	9,272
	U.S. Treasury 1.13%–3.00% 2023–2048[5]	29,015	32,845
	U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]	13,735	15,035
	U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	19,576	22,344
	U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	20,613	22,288
	U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	17,570	23,495
	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–2050[1,5]	13,466	16,685
	Uniform Mortgage-Backed Security 2.00% 2035[3,6]	15,050	15,543
	Uniform Mortgage-Backed Security 2.00% 2050[3,6]	10,000	10,207
	Uniform Mortgage-Backed Security 2.50% 2050[3,6]	28,025	29,091

80	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–2050[3,6]	$ 12,000	$12,589
	United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	11,775	12,176
	Other securities		681,092

			984,026

Other	Other securities		55,091

2.66%	Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%
U.S. dollars	Other securities		6

0.00%	Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%		Shares
U.S. dollars	Other securities		96

0.00%	Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%
U.S. dollars	Other securities		219

0.01%	Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%
U.S. dollars	Other securities		14

0.00%	Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%
Money market investments 6.28%
	Capital Group Central Cash Fund 0.18%[7]	1,305,640	130,577

	Total short-term securities (cost: $130,578,000)		130,577

	Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
	Other assets less liabilities (2.72)%		(56,568)

	Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than ..01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 6/30/2020[9] (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$ (42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290
						$124

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)		Settlement date	at 6/30/2020 (000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$ 102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	— [10]
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)
				$(1,237)

82	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF16,744,000	$(76)	$ (297)	$ 221
1.01%	6-month HUF-BUBOR	2/25/2022	9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022	13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029	2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030	2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030	2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	(56)	30	(86)
					$(1,745)	$ 53

Credit default swaps

  Centrally cleared credit default swaps on credit indices – sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CNH/CNY= Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EUR/€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	83

High-Income Bond Fund

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 92.29%		Principal amount (000)	Value (000)
Corporate bonds & notes 92.27%
Communication	Cablevision Systems Corp. 6.75% 2021	$ 3,513	$ 3,698
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,298
13.84%	CenturyLink, Inc. 6.75% 2023	2,760	2,974
	Gogo Inc. 9.875% 2024[1]	11,114	9,420
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,917
	MDC Partners Inc. 6.50% 2024[1]	5,170	4,824
	Sprint Corp. 6.875% 2028	4,171	5,095
	Sprint Corp. 8.75% 2032	2,165	3,097
	Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
	T-Mobile US, Inc. 3.88%–6.50% 2025–2050[1]	1,333	1,462
	Trilogy International Partners, LLC 8.875% 2022[1]	4,500	3,998
	Univision Communications Inc. 5.125% 2023[1]	3,308	3,348
	Univision Communications Inc. 5.125% 2025[1]	3,195	3,019
	Univision Communications Inc. 6.625% 2027[1]	3,050	2,924
	Other securities		53,542

			108,525

Health care	Bausch Health Companies Inc. 5.00%–9.25% 2026–2030[1]	6,633	6,823
12.90%	Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–2028[1]	6,477	5,301
	Endo International PLC 5.75%–5.88% 2022–2024[1]	3,837	3,576
	Mallinckrodt PLC 10.00% 2025[1]	8,538	7,236
	Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
	Molina Healthcare, Inc. 4.38%–4.88% 2025–2028[1]	2,698	2,716
	Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,810
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,4,5,6]	6,046	6,106
	Tenet Healthcare Corp. 4.875% 2026[1]	6,380	6,259
	Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	3,235	3,260
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	4,374	4,423
	Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	3,320	3,434
	Other securities		33,228

			101,185

Consumer	Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
discretionary	Ford Motor Credit Co. 5.125% 2025	3,485	3,502
12.57%	Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
	PetSmart, Inc. 7.125% 2023[1]	7,039	6,955
	PetSmart, Inc. 5.875% 2025[1]	4,091	4,114
	PetSmart, Inc. 8.875% 2025[1]	3,941	3,946
	Scientific Games Corp. 8.25% 2026[1]	5,279	4,694
	Scientific Games Corp. 5.00%–8.63% 2021–2029[1]	4,109	3,716
	Staples, Inc. 7.50% 2026[1]	3,870	3,049
	Other securities		62,369

			98,599

Materials	Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
11.51%	Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
	Cleveland-Cliffs Inc. 4.88%–9.88% 2024–2027[1]	5,083	4,826
	First Quantum Minerals Ltd. 7.25% 2022[1]	3,229	3,168
	First Quantum Minerals Ltd. 7.25% 2023[1]	3,072	2,953
	First Quantum Minerals Ltd. 7.50% 2025[1]	8,243	7,906
	First Quantum Minerals Ltd. 6.50%–6.88% 2024–2026[1]	3,687	3,499
	FXI Holdings, Inc. 7.875% 2024[1]	3,530	3,047
	FXI Holdings, Inc. 12.25% 2026[1]	3,976	3,868
	LSB Industries, Inc. 9.625% 2023[1]	3,638	3,516

84	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	Ryerson Inc. 11.00% 2022[1]	$ 3,113	$3,189
	Venator Materials Corp. 5.75% 2025[1]	5,426	3,876
	Other securities		42,176

			90,278

Industrials	ADT Corp. 3.50% 2022	3,465	3,455
10.51%	Associated Materials, LLC 9.00% 2024[1]	5,773	4,970
	Delta Air Lines, Inc. 7.00% 2025[1]	3,195	3,301
	Dun & Bradstreet Corp. 10.25% 2027[1]	3,497	3,890
	United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,397
	Other securities		62,393

			82,406

Energy	CONSOL Energy Inc. 5.875% 2022	3,120	3,075
9.60%	Teekay Corp. 9.25% 2022[1]	3,108	2,995
	Other securities		69,241

			75,311

Financials	Compass Diversified Holdings 8.00% 2026[1]	3,394	3,464
6.60%	FS Energy and Power Fund 7.50% 2023[1]	3,999	3,420
	Navient Corp. 6.50% 2022	3,533	3,482
	Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
	Other securities		35,618

			51,746

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,6]	3,924	3,425
technology	Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	3,341	3,483
6.11%	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,6]	6,753	6,757
	Other securities		34,243

			47,908

Real estate	Iron Mountain Inc. 5.75% 2024	3,027	3,065
3.32%	Iron Mountain Inc. 4.88%–5.25% 2027–2030[1]	5,997	5,901
	Other securities		17,062

			26,028

Utilities	Other securities		22,507

2.87%

Consumer staples	Other securities		19,127

2.44%	Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%
Bonds & notes of governments & government agencies outside the U.S. 0.02%	Other securities		194

Municipals 0.00%
	Other securities		5

	Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series	85

High-Income Bond Fund

Convertible bonds & notes 0.63%		Principal amount (000)	Value (000)
Communication	Gogo Inc., convertible notes, 6.00% 2022	$ 422	$ 297
services	Other securities		1,285

0.20%			1,582

Other	Other securities		3,345

0.43%	Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%		Shares
Other	Other securities		3,892

0.50%	Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%
Consumer	Other securities		1,789

discretionary	Total preferred securities (cost: $1,655,000)		1,789

0.23%

Common stocks 1.88%
Health care	Rotech Healthcare Inc.[3,4,7,8]	201,793	9,686
1.28%	Other securities		335

			10,021

Materials	First Quantum Minerals Ltd.	44,800	357
0.11%	Other securities		504

			861

Other	Other securities		3,912

0.49%	Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%
Other	Other securities		147

0.02%	Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%
Money market investments 4.84%
	Capital Group Central Cash Fund 0.18%[9]	379,651	37,969

	Total short-term securities (cost: $37,962,000)		37,969

	Total investment securities 100.39% (cost: $857,624,000)		787,337
	Other assets less liabilities (0.39)%		(3,086)

	Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86	American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps

  Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $51,618,000, which represented 6.58% of the net assets of the fund.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Security did not produce income during the last 12 months.
[8]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[9]	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare Inc.	9/26/2013	$4,331	$ 9,686	1.24%

Other securities	11/15/2016-8/31/2018	1,319	1,505	.19

Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	87

American Funds Mortgage Fund (formerly Mortgage Fund)

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.81%		Principal amount (000)	Value (000)
Mortgage-backed obligations 91.85%
Federal agency	Fannie Mae Pool #AL9335 3.872% 2040[1,2]	$ 1,629	$ 1,711
mortgage-backed	Fannie Mae Pool #AL9327 3.406% 2041[1,2]	1,450	1,526
obligations	Fannie Mae Pool #AL9326 3.743% 2041[1,2]	2,055	2,163
87.49%	Fannie Mae Pool #CA2804 4.50% 2048[1]	2,992	3,216
	Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,891	5,271
	Fannie Mae Pool #CA5496 3.00% 2050[1]	9,932	10,744
	Fannie Mae 2.50%–5.00% 2031–2049[1,2,3]	6,489	6,954
	Freddie Mac Pool #C91883 4.00% 2036[1]	3,627	3,908
	Freddie Mac Pool #RA1339 3.00% 2049[1]	3,720	3,952
	Freddie Mac Pool #QA8936 3.00% 2050[1]	7,973	8,494
	Freddie Mac Pool #SD7514 3.50% 2050[1,3]	12,796	13,739
	Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,861
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,060
	Freddie Mac 3.10%–5.00% 2034–2049[1,2,3]	5,346	5,811
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 2056[1,2]	1,387	1,479
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,362	1,460
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,099	5,608
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,008	3,261
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,256	2,547
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,352	6,935
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,762	1,910
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	1,891	1,997
	Government National Mortgage Assn. 4.25% 2044[1]	1,551	1,718
	Government National Mortgage Assn. 2.50% 2050[1,4]	5,000	5,251
	Government National Mortgage Assn. 2.50% 2050[1,4]	3,500	3,668
	Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,515	1,624
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,4]	13,221	14,153
	Uniform Mortgage-Backed Security 2.00% 2035[1,4]	41,500	42,858
	Uniform Mortgage-Backed Security 2.50% 2035[1,4]	11,500	12,019
	Uniform Mortgage-Backed Security 3.00% 2035[1,4]	41,432	43,543
	Uniform Mortgage-Backed Security 3.00% 2050[1,4]	1,406	1,480
	Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,585	13,237
	Uniform Mortgage-Backed Security 4.50% 2050[1,4]	5,250	5,642
	Uniform Mortgage-Backed Securities 2.50%–4.00% 2050[1,4]	1,088	1,131
	Other securities		5,021

			250,952

Collateralized	Other securities		12,498

mortgage-backed	Total mortgage-backed obligations		263,450

obligations (privately originated) 4.36%

U.S. Treasury bonds & notes 4.07%
U.S. Treasury	U.S. Treasury 0.125% 2023	3,500	3,496
2.95%	U.S. Treasury 1.25% 2050	5,155	4,950

			8,446

U.S. Treasury	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	129	192
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[3,5]	2,523	3,029

securities 1.12%			3,221

	Total U.S. Treasury bonds & notes		11,667

88	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Asset-backed obligations 0.89%
Other securities		$2,561

Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678

Short-term securities 47.13%
Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/2020[6]	$8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/2020[6]	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/2020[6]	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/2020[6]	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/2020[6]	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/2020[6]	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/2020[6]	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/2020[6]	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/2020[6]	8,000	8,000

		71,280

Federal agency discount notes 16.00%
Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099

		45,891

U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999

Total short-term securities (cost: $135,172,000)		135,170

Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)

Net assets 100.00%		$286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series	89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30

						$34

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$–	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	–	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	– [9]	–	– [9]
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	–	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	–	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	–	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	–	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	–	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	–	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	–	(677)

					$–	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

 3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.

 4Purchased on a TBA basis.

 5Index-linked bond whose principal amount moves with a government price index.

 6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.

 7Notional amount is calculated based on the number of contracts and notional contract size.

 8Value is calculated based on the notional amount and current market price.

 9Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

90	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2020	unaudited

Short-term securities 99.93%	Principal amount (000)	Value (000)
Commercial paper 68.21%
Amazon.com, Inc. 0.14% due 7/20/2020[1]	$ 10,000	$ 9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/2020[1]	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/2020[1]	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/2020[1]	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/2020[1]	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/2020[1]	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/2020[1]	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/2020[1]	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/2020[1]	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/2020[1]	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/2020[1]	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/2020[1]	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/2020[1]	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/2020[1]	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/2020[1]	800	800
Pfizer Inc. 0.22% due 10/30/2020[1]	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/2020[1]	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/2020[1]	8,400	8,399
Société Générale 0.26% due 8/14/2020[1]	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/2020[1]	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/2020[1]	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/2020[1]	8,000	7,996

		234,750

Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/2020[1]	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/2020[1]	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/2020[1]	10,000	9,999

		61,791

Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999

		24,094

U.S. Treasury bills 6.77%
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296

Total short-term securities (cost: $343,921,000)		343,931

Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255

Net assets 100.00%		$344,186

American Funds Insurance Series	91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 93.58%		Principal amount (000)	Value (000)
Mortgage-backed obligations 57.56%
Federal agency	Fannie Mae Pool #AP7553 3.00% 2042[1]	$ 22,474	$24,088
mortgage-backed	Fannie Mae Pool #CA5229 3.00% 2050[1]	30,248	32,616
obligations	Fannie Mae Pool #FM2179 3.00% 2050[1]	11,827	12,650
57.56%	Fannie Mae 2.72%–9.12% 2022–2049[1,2]	30,723	33,566
	Freddie Mac Pool #QA8801 3.00% 2050[1]	49,691	52,815
	Freddie Mac 0.58%–4.22% 2022–2049[1,2]	14,804	15,958
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	36,532	39,879
	Government National Mortgage Assn. 4.50% 2049[1]	14,125	15,092
	Government National Mortgage Assn. 2.50% 2050[1,3]	46,800	49,147
	Government National Mortgage Assn. 3.50% 2050[1,3]	15,413	16,265
	Government National Mortgage Assn. 3.00%–6.50% 2038–2061[1]	16,840	18,547
	Uniform Mortgage-Backed Security 2.00% 2035[1,3]	217,355	224,470
	Uniform Mortgage-Backed Security 2.00% 2035[1,3]	121,790	125,568
	Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,000	62,709
	Uniform Mortgage-Backed Security 2.00% 2050[1,3]	15,966	16,297
	Uniform Mortgage-Backed Security 3.00% 2050[1,3]	59,000	62,038
	Uniform Mortgage-Backed Security 3.50% 2050[1,3]	83,539	87,867
	Uniform Mortgage-Backed Security 3.50% 2050[1,3]	70,084	73,709
	Uniform Mortgage-Backed Security 4.50% 2050[1,3]	15,431	16,582
	Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–2050[1,3]	15,040	15,704
	Other securities		135,131

			1,130,698

Federal agency bonds & notes 19.03%
	Fannie Mae 2.875% 2023	36,000	39,014
	Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
	Federal Home Loan Bank 3.375% 2023	16,715	18,357
	Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
	Freddie Mac 2.375% 2021	40,000	40,541
	Private Export Funding Corp. 3.266% 2021[4]	34,000	35,291
	Private Export Funding Corp. 3.55% 2024	3,190	3,535
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
	Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
	U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
	U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
	Other securities		3,673

			373,838

U.S. Treasury bonds & notes 16.99%
U.S. Treasury	U.S. Treasury 1.75% 2022	45,700	47,085
14.85%	U.S. Treasury 1.625% 2026	50,000	53,731
	U.S. Treasury 2.25% 2049[5]	25,700	30,896
	U.S. Treasury 2.375% 2049[5]	13,000	16,048
	U.S. Treasury 2.875% 2049[5]	26,000	35,164
	U.S. Treasury 3.00% 2049[5]	22,500	31,055
	U.S. Treasury 1.25% 2050[5]	42,800	41,098
	U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545

			291,622

American Funds Insurance Series	93

U.S. Government/AAA-Rated Securities Fund

	Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
	U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 2.14%	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	$ 14,970	$17,968
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[5,6]	20,649	24,160

			42,128

	Total U.S. Treasury bonds & notes		333,750

	Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286

	Short-term securities 42.61%
	Commercial paper 22.09%
	Apple Inc. 0.14% due 9/2/2020[4]	45,000	44,989
	CAFCO, LLC 0.16% due 7/20/2020[4]	25,000	24,999
	Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/2020[4]	30,000	29,994
	CRC Funding, LLC 0.23% due 9/21/2020[4]	15,000	14,991
	Eli Lilly and Co. 0.15% due 7/28/2020[4]	20,000	19,992
	Emerson Electric Co. 0.15% due 8/13/2020[4]	13,500	13,488
	ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
	Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/2020[4]	38,225	38,217
	Merck & Co. Inc. 0.25% due 8/13/2020[4]	25,000	24,997
	OMERS Finance Trust 0.14% due 7/13/2020[4]	20,000	19,999
	Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
	Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/2020[4]	50,000	49,966
	Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/2020[4]	30,500	30,498
	Other securities		38,587

			434,007

	Federal agency discount notes 18.23%
	Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
	Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
	Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699

			358,020

	U.S. Treasury bills 2.29%
	U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996

	Total short-term securities (cost: $837,023,000)		837,023

	Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
	Other assets less liabilities (36.19)%		(710,931)

	Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$ (90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085

						$ 219

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$–	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	–	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	–	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	–	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	–	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	–	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	–	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	–	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	–	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	–	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	–	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	–	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	–	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	–	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	–	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	–	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	–	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	–	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	–	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	–	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	–	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	–	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	–	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	–	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	–	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	–	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	–	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	–	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	–	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	–	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	–	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	–	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	–	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	–	(4,798)

American Funds Insurance Series	95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$–	$(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	–	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	–	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	–	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	–	(139)

					$–	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

 3Purchased on a TBA basis.

 4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.

 5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.

 6Index-linked bond whose principal amount moves with a government price index.

 7Notional amount is calculated based on the number of contracts and notional contract size.

 8Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

96	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.77%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320

Total growth funds (cost: $325,521,000)		384,320

Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359

Total fixed income funds (cost: $55,586,000)		56,359

Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	20,768,279	20,768

Total short-term securities (cost: $20,768,000)		20,768

Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347

Net assets 100.00%		$475,794

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$ 230,108	$ 521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3

						$ (748)

American Funds Insurance Series	97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.77%
American Funds Insurance Series –
Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320

Fixed income funds 11.85%
American Funds Insurance Series –
Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359
Total 92.62%					$22,576	$13,576	$1,322	$440,679

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

98	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2020	unaudited

Growth funds 80.16%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235

Total growth funds (cost: $123,593,000)		124,235

Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340

Total fixed income funds (cost: $16,266,000)		16,340

Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	8,534,973	8,535

Total short-term securities (cost: $8,535,000)		8,535

Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881

Net assets 100.00%		$154,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	– [4]	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35

						$146

American Funds Insurance Series	99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.16%
American Funds Insurance Series –
International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235

Fixed income funds 10.54%
American Funds Insurance Series –
Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340
Total 90.70%					$ 730	$(14,093)	$367	$140,575

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

100	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 80.69%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422

Total growth-and-income funds (cost: $256,393,000)		277,422

Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204

Total fixed income funds (cost: $41,869,000)		41,204

Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	14,294,614	14,295

Total short-term securities (cost: $14,295,000)		14,295

Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910

Net assets 100.00%		$343,831

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€– [4]	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£– [4]	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$– [4]	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2

						$(771)

American Funds Insurance Series	101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 80.69%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422

Fixed income funds 11.98%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204
Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

102	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 79.81%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103

Total growth-and-income funds (cost: $1,699,817,000)		1,774,103

Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786

Total fixed income funds (cost: $301,353,000)		318,786

Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	76,700,100	76,700

Total short-term securities (cost: $76,700,000)		76,700

Options purchased 0.91%
Options purchased*		20,156

Total options purchased (cost: $14,491,000)		20,156

Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195

Net assets 100.00%		$2,222,940

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2020 (000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$ 26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835
					$20,156

American Funds Insurance Series	103

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28
						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 79.81%
American Funds Insurance Series –
Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103

Fixed income funds 14.34%
American Funds Insurance Series –
Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786
Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

104	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020	unaudited

Asset allocation funds 94.87%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342

Total asset allocation funds (cost: $2,371,532,000)		2,499,342

Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	88,533,146	88,533

Total short-term securities (cost: $88,533,000)		88,533

Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716

Net assets 100.00%		$2,634,591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17

						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Asset allocation funds 94.87%
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Financial statements

Statements of assets and liabilities at June 30, 2020

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547		$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	–	28,136		–	–	–
Cash	1,219	140		1,290	51	652
Cash collateral received for securities on loan	2,692	6,779		–	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282		182	1,477	5,282
Unrealized appreciation on open forward currency contracts	–	–		–	–	10
Receivables for:
Sales of investments	–	1,722		239,774	64,948	22,688
Sales of fund’s shares	1,823	163		20,147	1,931	1,596
Dividends and interest	8,335	3,570		16,137	22,780	8,580
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	–	–		–	–	–
Variation margin on swap contracts	–	–		–	–	–
Securities lending income	17	409		–	53	11
Other	512	–	*	8	327	1,814

	6,816,276	4,447,748		30,487,634	9,002,597	3,488,155

Liabilities:
Collateral for securities on loan	26,917	67,795		–	12,030	8,979
Unrealized depreciation on open forward currency contracts	–	–		–	–	4
Payables for:
Purchases of investments	27	9,377		35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174		117,041	14,206	7,519
Investment advisory services	2,819	2,483		7,790	3,658	1,460
Insurance administrative fees	231	113		966	201	363
Services provided by related parties	1,010	599		4,420	1,085	395
Trustees’ deferred compensation	73	50		465	192	34
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	–	–		–	–	16
Variation margin on swap contracts	–	–		–	–	–
Non-U.S. taxes	2,859	139		992	8,079	6,580
Other	745	87		80	206	421

	58,840	94,817		167,297	69,630	43,700

Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498		$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433		15,796,377	1,175,547	801,470

Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Investment securities on loan, at value	$ 25,635	$ 69,706		$ –	$ 11,451	$ 8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976		15,395,228	7,341,731	2,656,688
Affiliated issuers	–	60,721		–	–	–
Cash denominated in currencies other than U.S. dollars, at cost	755	282		183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)
$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871		$27,593,550		$416,011	$11,689,474		$2,137,369
–	–	–	–	–		76,331		–	–		–
2,792	887	3,520	50	701		2,526		133	6,655		537
–	–	–	–	377		5,034		–	–		–
–	75	–	232	366		–		9	–	*	64
–	–	–	–	–		–		108	2,979		742
–	4,998	50,811	–	15,078		1,174,758		6,689	1,909,331		83,348
2,684	571	5,896	239	1,529		9,474		75	34,126		3,504
10,614	4,733	40,582	4,075	3,336		77,276		1,374	58,586		14,841
–	–	–	–	–		–		47	–		5,787
–	–	–	–	12		334		1	1,252		95
–	–	–	–	69		–	*	11	296		295
–	–	–	–	13		60		–	–		–
–	183	–	18	16		140		21	80		66

8,433,449	1,931,610	34,083,000	1,303,058	996,368		28,939,483		424,479	13,702,779		2,246,648

–	–	–	–	3,773		50,338		–	–		–
–	27	–	–	4		–		165	1,252		1,979
6,195	9,766	75,860	23	27,339		2,458,118		10,537	3,321,101		160,470
7,390	3,444	39,467	1,061	3,215		19,456		84	4,381		818
2,725	948	7,130	660	174		5,749		224	3,069		737
374	77	691	53	253		2,627		56	342		30
911	321	3,660	90	109		2,547		68	1,093		258
87	23	540	11	4		269		3	116		25
–	–	–	–	–		–		–	–		1,089
–	–	–	–	66		776		–	968		90
–	–	–	–	–	*	–		7	142		126
95	1,905	186	140	120		724		41	–		137
3	30	1,127	36	10		32		6	12		88

17,780	16,541	128,661	2,074	35,067		2,540,636		11,191	3,332,476		165,847

$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903		$20,193,336		$345,828	$9,435,457		$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)		6,205,511		67,460	934,846		88,148

$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$–	$–	$–	$–	$3,593		$47,984		$–	$–		$–
7,070,167	1,535,745	24,591,940	1,201,052	905,907		22,097,199		351,926	11,155,136		2,078,021
–	–	–	–	–		112,973		–	–		–
–	75	–	237	366		–		9	–	*	78

American Funds Insurance Series	107

Statements of assets and liabilities at June 30, 2020

	High- Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$ 787,337		$412,848	$343,931		$2,675,309	$ 20,768
Affiliated issuers	–		–	–		–	440,679
Cash	710		274	64		1,214	–
Cash collateral pledged for futures contracts	–		–	–		–	14,719
Cash collateral pledged for swap contracts	1,087		–	–		–	–
Cash denominated in currencies other than U.S. dollars	–	*	–	–		–	–
Receivables for:
Sales of investments	4,471		84,455	–		838,085	3,201
Sales of fund’s shares	1,729		325	544		8,786	33
Dividends and interest	13,600		526	–		5,505	2
Variation margin on futures contracts	–		15	–		227	86
Variation margin on swap contracts	–		72	–		1,651	–
Other	3		1	–		–	–

	808,937		498,516	344,539		3,530,777	479,488

Liabilities:
Payables for:
Purchases of investments	21,311		211,160	–		1,560,978	–
Repurchases of fund’s shares	2,723		387	157		2,636	1,082
Investment advisory services	319		56	90		571	38
Insurance administrative fees	30		23	21		155	277
Services provided by related parties	159		26	70		367	92
Trustees’ deferred compensation	41		3	15		52	2
Variation margin on futures contracts	–		33	–		1,390	2,203
Variation margin on swap contracts	102		3	–		249	–
Other	1		–	–	*	1	–

	24,686		211,691	353		1,566,399	3,694

Net assets at June 30, 2020	$ 784,251		$286,825	$344,186		$1,964,378	$475,794

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386		$269,291	$343,495		$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)		17,534	691		252,691	75,794

Net assets at June 30, 2020	$ 784,251		$286,825	$344,186		$1,964,378	$475,794

Investment securities, at cost:
Unaffiliated issuers	$ 857,624		$406,890	$343,921		$2,607,218	$ 20,768
Affiliated issuers	–		–	–		–	381,107
Cash denominated in currencies other than U.S. dollars, at cost	–	*	–	–		–	–

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108	American Funds Insurance Series

unaudited (dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$8,535		$14,295	$96,856	$88,533
140,575		318,626	2,092,889	2,499,342
–		–	–	–
6,156		11,264	39,871	48,572
–		–	–	–
–		–	–	–
115		2,343	–	9,272
–	*	360	143	283
1		1	8	9
159		16	417	213
–		–	–	–
–		–	–	–

155,541		346,905	2,230,184	2,646,224

–		326	107	–
127		571	30	2,393
13		29	183	217
92		207	1,329	1,612
31		69	57	535
1		2	6	25
286		1,870	5,532	6,851
–		–	–	–
–		–	–	–

550		3,074	7,244	11,633

$154,991		$343,831	$2,222,940	$2,634,591

$167,076		$371,801	$2,034,478	$2,507,349
(12,085)		(27,970)	188,462	127,242

$154,991		$343,831	$2,222,940	$2,634,591

$8,535		$14,295	$91,191	$88,533
139,859		298,262	2,001,170	2,371,532
–		–	–	–

American Funds Insurance Series	109

Statements of assets and liabilities at June 30, 2020

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48

Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37

Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23

Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52

Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09

		High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08

Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04

Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93

Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10

Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92

Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14

Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*Amount less than one thousand.

See notes to financial statements.

110	American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14

$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11

$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04

		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50

$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56

$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22

American Funds Insurance Series	111

Statements of operations for the six months ended June 30, 2020

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$40,163		$16,488	$123,178	$70,461	$21,534
Interest	6		3	1,279	2,634	3,317
Securities lending income	46		1,880	–	95	40

	40,215		18,371	124,457	73,190	24,891

Fees and expenses*:
Investment advisory services	16,284		14,314	44,278	21,651	11,609
Distribution services	4,928		2,830	21,161	5,104	1,819
Insurance administrative services	469		233	1,915	423	746
Transfer agent services	–	†	– †	2	1	– †
Administrative services	948		616	4,150	1,312	496
Reports to shareholders	86		55	356	120	54
Registration statement and prospectus	34		69	187	77	24
Trustees’ compensation	10		7	44	14	5
Auditing and legal	14		29	16	28	56
Custodian	356		295	242	834	410
Other	3		40	13	5	32

Total fees and expenses before waivers/reimbursements	23,132		18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–		–	–	–	984

Total fees and expenses after waivers	23,132		18,488	72,364	29,569	14,267

Net investment income (loss)	17,083		(117)	52,093	43,621	10,624

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774		(126,951)	946,951	(232,455)	15,408
Affiliated issuers	–		–	–	–	–
Futures contracts	–		–	–	–	–
Forward currency contracts	–		–	–	182	(23)
Swap contracts	–		–	–	–	–
Currency transactions	(885)		(560)	(847)	(1,833)	(1,402)

	41,889		(127,511)	946,104	(234,106)	13,983

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615		1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	–		620	–	–	–
Futures contracts	–		–	–	–	73
Forward currency contracts	–		–	–	131	6
Swap contracts	–		–	–	–	–
Currency translations	44		(242)	(45)	214	(150)

	198,659		2,273	2,294,824	(895,824)	(185,387)

Net realized gain (loss) and unrealized appreciation (depreciation)	240,548		(125,238)	3,240,928	(1,129,930)	(171,404)

Net increase (decrease) in net assets resulting from operations	$257,631		$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$102,649	$19,233	$310,513	$17,964	$13,592	$169,401	$3,127	$4,210	$376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
–	–	–	–	26	492	–	–	–

102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974

16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
– †	– †	2	– †	– †	2	– †	1	– †
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	– †	13	1	5	7

22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315

–	–	–	–	406	–	–	–	340

22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975

80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
–	–	–	–	–	13,498	–	–	–
–	–	–	–	3,729	36,972	449	85,319	(1,040)
–	25	–	18	24	–	398	(6,097)	8,589
–	–	–	–	2,323	(10,838)	(24)	6,561	(3,720)
– †	(630)	663	624	11	(137)	(203)	(88)	(992)

(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
–	–	–	–	–	(79,610)	–	–	–
– –	–	–	–	424	3,710	17	5,309	929
–	110	–	12	(4)	–	42	2,917	973
–	–	–	–	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)

(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562

$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$(472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series	113

Statements of operations for the six months ended June 30, 2020

	High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$–		$–		$–		$1,322
Interest	37,081	2,376		1,652		22,392		53

	37,369	2,376		1,652		22,392		1,375

Fees and expenses*:
Investment advisory services	2,499	607		509		4,542		331
Distribution services	839	112		351		1,952		543
Insurance administrative services	65	42		37		251		552
Transfer agent services	– †	–	†	–	†	–	†	– †
Administrative services	156	43		48		397		–
Accounting and administrative services	–	–		–		–		40
Reports to shareholders	15	2		3		68		4
Registration statement and prospectus	5	1		1		12		7
Trustees’ compensation	1	–	†	1		2		1
Auditing and legal	2	1		4		2		1
Custodian	9	13		–	†	19		7
Other	11	–	†	–	†	1		1

Total fees and expenses before waivers/reimbursements	3,602	821		954		7,246		1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	85		–		–		110
Miscellaneous fee reimbursements	–	–		–		–		–

Total waivers/reimbursements of fees and expenses	–	85		–		–		110

Total fees and expenses after waivers	3,602	736		954		7,246		1,377

Net investment income (loss)	33,767	1,640		698		15,146		(2)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528		–		125,165		–
Affiliated issuers	–	–		–		–		22,576
Futures contracts	(144)	8,464		–		87,073		(7,772)
Swap contracts	4,677	(2,463)		–		15,421		–
Currency transactions	1	–		–		–		(15)
Capital gain distributions received from affiliated issuers	–	–		–		–		9,678

	(48,080)	15,529		–		227,659		24,467

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496		3		29,510		–
Affiliated issuers	–	–		–		–		13,576
Futures contracts	(159)	780		–		8,167		(687)
Swap contracts	1,897	(3,135)		–		(31,391)		–

	(66,176)	(859)		3		6,286		12,889

Net realized gain (loss) and unrealized appreciation (depreciation)	(114,256)	14,670		3		233,945		37,356

Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310		$701		$249,091		$37,354

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.

† Amount less than one thousand.

See notes to financial statements.

114	American Funds Insurance Series

unaudited (dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$ 367	$1,501	$9,310	$11,742
25	43	280	412

392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
–†	– †	– †	– †
–	–	–	–
36	39	66	65
2	3	11	32
–†	2	13	9
–†	– †	3	4
1	1	2	2
7	7	7	7
1	1	2	2

543	1,158	4,820	8,762
38	85	546	665
2	–	–	–

40	85	546	665

503	1,073	4,274	8,097

(111)	471	5,316	4,057

–	–	(9,526)	–
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
–	–	–	–
39	(9)	(128)	(116)
159	4,329	49,797	11,667

(6,234)	(45,739)	79,444	6,610

–	–	15,786	–
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
–	–	–	–

(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)

$(20,262)	$(30,084)	$10,571	$(108,684)

American Funds Insurance Series	115

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$17,083	$56,332	$(117)	$13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232

Net increase (decrease) in net assets resulting from operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078

Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922

Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861

End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$13,648	$37,530	$12,839	$24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978

Net increase (decrease) in net assets resulting from operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427

Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114

Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451

End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985

(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016

(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)

(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290

(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131

10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135

$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

Global Balanced Fund		Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)

(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077

(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)

(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335

436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175

$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series	117

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	–	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736

Net increase (decrease) in net assets resulting from operations	701	4,847	249,091	155,670	37,354	77,251

Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348

Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273

End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

*Unaudited.

See notes to financial statements.

118	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610

(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089

(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729

(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007

165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497

$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series	119

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) – To provide, over the long term, a high level of total return consistent with prudent investment management.

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High-Income Bond Fund – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund – To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

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Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

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Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

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The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$–	$2,083,481
Consumer discretionary	644,467	737,616	–	1,382,083
Health care	594,181	263,129	–	857,310
Financials	288,296	324,252	–	612,548
Communication services	363,088	202,838	–	565,926
Consumer staples	226,669	245,324	–	471,993
Industrials	35,710	227,160	–	262,870
Materials	100,652	30,744	–	131,396
Energy	–	87,257	–	87,257
Other	–	31,299	–	31,299
Preferred securities	–	156,272	–	156,272
Short-term securities	158,488	–	–	158,488

Total	$3,696,035	$3,104,888	$–	$6,800,923

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$597,103	$441,881	$–	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	–	627,633
Industrials	167,492	446,741	–	614,233
Financials	176,658	78,390	–	255,048
Communication services	71,494	79,754	–	151,248
Real estate	66,801	58,799	–	125,600
Consumer staples	57,052	62,582	–	119,634
Materials	30,216	46,570	–	76,786
Utilities	9,940	47,877	–	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	–	53,437	60,518
Convertible stocks	–	–	6,715	6,715
Short-term securities	224,205	–	–	224,205

Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss†	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2020

Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$–	$70,640

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(5,058)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

†Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
		Liquidation value	N/A	N/A	N/A	N/A
			Price/cash flow multiple	7.8x	7.8x	Increase
Common stocks	$10,488		DLOM	24%	24%	Decrease
		Market comparables	$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
Convertible stocks	6,715		Market comparables discount	20%	20%	Decrease
		Market comparables	Enterprise value/sales multiple	11.6x	11.6x	Increase
			Transaction point multiple discount	2%	2%	Decrease
	$70,640

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$–	$7,334,201
Communication services	5,872,265	24,348	–	5,896,613
Consumer discretionary	5,200,060	193,384	–	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	–	1,538,074
Industrials	1,193,617	327,064	–	1,520,681
Materials	833,367	58,183	–	891,550
Consumer staples	459,700	229,331	–	689,031
Real estate	432,288	–	–	432,288
Energy	359,863	–	–	359,863
Utilities	119,172	–	–	119,172
Preferred securities	–	25,573	–	25,573
Rights & warrants	607	–	–	607
Convertible bonds & notes	–	–	39,060	39,060
Short-term securities	1,205,195	–	–	1,205,195

Total	$28,292,732	$1,831,373	$85,991	$30,210,096

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International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$–	$1,438,896
Financials	67,130	1,366,075	–	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	–	944,026
Communication services	54,694	503,497	–	558,191
Consumer staples	15,660	472,775	–	488,435
Energy	67,608	307,448	–	375,056
Information technology	56,751	316,995	–	373,746
Utilities	–	344,595	–	344,595
Materials	147,539	191,287	–	338,826
Real estate	–	147,365	–	147,365
Preferred securities	34,408	55,587	–	89,995
Rights & warrants	–	24,374	–	24,374
Convertible bonds & notes	–	2,624	–	2,624
Bonds, notes & other debt instruments	–	41,200	–	41,200
Short-term securities	886,255	–	–	886,255

Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$419,393	$204,252	$–	$623,645
Consumer discretionary	118,253	354,352	–	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	–	398,571
Communication services	225,302	116,104	–	341,406
Consumer staples	34,107	181,765	–	215,872
Materials	76,585	115,978	–	192,563
Industrials	45,539	140,144	–	185,683
Energy	42,194	90,442	–	132,636
Utilities	10,719	56,172	–	66,891
Real estate	15,884	45,772	–	61,656
Preferred securities	20,703	14,844	–	35,547
Rights & warrants	–	7,781	–	7,781
Convertible bonds & notes	–	133	–	133
Bonds, notes & other debt instruments	–	116,248	–	116,248
Short-term securities	161,254	–	–	161,254

Total	$1,453,447	$1,993,176	$1	$3,446,624

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$73	$ –	$–	$73
Unrealized appreciation on open forward currency contracts	–	10	–	10
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(4)	–	(4)

Total	$73	$ 6	$–	$79

*Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

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Global Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$207,857	$131,533	$–	$339,390
Financials	113,922	158,377	–	272,299
Health care	163,530	72,117	–	235,647
Consumer discretionary	78,955	95,199	–	174,154
Industrials	85,232	83,835	–	169,067
Communication services	112,102	25,435	–	137,537
Utilities	23,936	112,019	–	135,955
Energy	33,030	67,663	–	100,693
Consumer staples	14,691	62,699	–	77,390
Materials	28,030	36,266	–	64,296
Real estate	41,065	14,801	–	55,866
Bonds, notes & other debt instruments	–	34,634	–	34,634
Short-term securities	123,235	–	–	123,235

Total	$1,025,585	$894,578	$–	$1,920,163

	Other investments*

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	$–	$(27)	$–	$(27)

*Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$–	$6,055,742
Health care	4,920,099	775,119	–	5,695,218
Communication services	4,790,029	146,412	–	4,936,441
Industrials	2,836,211	268,279	–	3,104,490
Financials	2,735,821	213,373	–	2,949,194
Consumer discretionary	2,181,687	18,743	–	2,200,430
Consumer staples	1,240,176	792,194	–	2,032,370
Materials	1,325,013	76,868	–	1,401,881
Energy	1,248,892	19,986	–	1,268,878
Utilities	818,534	157,999	–	976,533
Real estate	924,011	–	–	924,011
Convertible stocks	311,982	–	–	311,982
Bonds, notes & other debt instruments	–	39,975	–	39,975
Short-term securities	2,085,046	–	–	2,085,046

Total	$31,197,859	$2,784,332	$–	$33,982,191

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International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$17,539	$219,971	$–	$237,510
Industrials	9,022	182,116	–	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	–	144,942	–	144,942
Utilities	–	119,116	–	119,116
Communication services	23,509	62,963	–	86,472
Information technology	–	52,437	–	52,437
Consumer staples	–	50,640	–	50,640
Materials	4,374	45,498	–	49,872
Real estate	–	36,374	–	36,374
Energy	10,704	11,500	–	22,204
Preferred securities	6,478	–	–	6,478
Rights & warrants	–	8,024	–	8,024
Bonds, notes & other debt instruments	–	8,561	–	8,561
Short-term securities	121,340	–	–	121,340

Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$72,348	$38,351	$–	$110,699
Consumer staples	47,839	46,955	–	94,794
Utilities	33,782	52,906	–	86,688
Financials	44,159	42,373	–	86,532
Information technology	65,463	12,240	–	77,703
Real estate	40,897	18,227	–	59,124
Energy	35,849	6,411	–	42,260
Communication services	22,882	18,034	–	40,916
Industrials	19,481	16,466	–	35,947
Materials	13,100	14,892	–	27,992
Consumer discretionary	4,561	5,725	–	10,286
Preferred securities	–	808	–	808
Rights & warrants	–	–	–	–
Convertible stocks	13,095	–	–	13,095
Convertible bonds & notes	–	544	–	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	86,162	–	86,162
Mortgage-backed obligations	–	69,412	–	69,412
Corporate bonds & notes	–	67,077	–	67,077
Other bonds & notes	–	11,366	–	11,366
Short-term securities	53,466	–	–	53,466

Total	$466,922	$507,949	$–	$974,871

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	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$163	$–	$–	$163
Unrealized appreciation on interest rate swaps	–	81	–	81
Unrealized appreciation on credit default swaps	–	227	–	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	–	–	(70)
Unrealized depreciation on open forward currency contracts	–	(4)	–	(4)
Unrealized depreciation on interest rate swaps	–	(29)	–	(29)

Total	$93	$275	$–	$368

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$3,808,430	$25,661		$–	$3,834,091
Health care	2,916,023	105,456		8,839	3,030,318
Financials	2,277,466	160,163		–	2,437,629
Consumer discretionary	1,308,114	80,984		–	1,389,098
Consumer staples	857,812	416,065		–	1,273,877
Industrials	1,062,976	34,868		–	1,097,844
Communication services	981,722	–		–	981,722
Materials	685,380	70,337		–	755,717
Utilities	182,767	206,764		–	389,531
Energy	317,713	18,712		706	337,131
Real estate	211,176	–		–	211,176
Rights & warrants	–	–		133	133
Convertible stocks	127,927	38,630		566	167,123
Convertible bonds & notes	–	71		–	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	–	3,505,729		6,821	3,512,550
U.S. Treasury bonds & notes	–	2,725,104		–	2,725,104
Mortgage-backed obligations	–	2,256,578		–	2,256,578
Federal agency bonds & notes	–	14,005		–	14,005
Other	–	217,692		–	217,692
Short-term securities	3,038,491	–		–	3,038,491

Total	$17,775,997	$9,876,819		$17,065	$27,669,881

	Other investments*

	Level 1	Level 2		Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,474	$ –		$–	$1,474
Unrealized appreciation on credit default swaps	–	–	†	–	–	†
Liabilities:
Unrealized depreciation on futures contracts	(726)	–		–	(726)

Total	$748	$ –		$–	$748

*Futures contracts and credit default swaps are not included in the investment portfolio.

†Amount less than one thousand.

American Funds Insurance Series	129

Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$27,242	$28,347	$–	$55,589
Health care	23,356	22,655	–	46,011
Consumer staples	20,814	13,510	–	34,324
Financials	17,960	12,413	–	30,373
Industrials	9,838	14,221	–	24,059
Consumer discretionary	9,934	8,236	–	18,170
Real estate	11,269	718	–	11,987
Materials	1,406	9,235	–	10,641
Communication services	5,782	3,491	–	9,273
Other	2,159	759	–	2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	58,689	–	58,689
Bonds & notes of governments & government agencies outside the U.S.	–	58,450	–	58,450
Corporate bonds & notes	–	25,043	–	25,043
Mortgage-backed obligations	–	6,785	–	6,785
Other bonds & notes	–	287	–	287
Short-term securities	23,412	–	–	23,412

Total	$153,172	$262,839	$–	$416,011

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 6	$–	$–	$6
Unrealized appreciation on open forward currency contracts	–	108	–	108
Unrealized appreciation on interest rate swaps	–	41	–	41
Liabilities:
Unrealized depreciation on futures contracts	(5)	–	–	(5)
Unrealized depreciation on open forward currency contracts	–	(165)	–	(165)
Unrealized depreciation on interest rate swaps	–	(139)	–	(139)

Total	$ 1	$(155)	$–	$(154)

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities

	Level 1	Level 2		Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$3,966,400		$ –		$3,966,400
Mortgage-backed obligations	–	2,955,043		–		2,955,043
U.S. Treasury bonds & notes	–	2,381,814		–		2,381,814
Bonds & notes of governments & government agencies outside the U.S.	–	344,488		–		344,488
Asset-backed obligations	–	234,532		–		234,532
Municipals	–	233,190		–		233,190
Federal agency bonds & notes	–	12,984		–		12,984
Common stocks	–	–		55		55
Rights & warrants	–	–	*	–	*	–	*
Short-term securities	1,560,968	–		–		1,560,968

Total	$1,560,968	$10,128,451		$55		$11,689,474

130	American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$8,061	$–	$–	$8,061
Unrealized appreciation on open forward currency contracts	–	2,979	–	2,979
Unrealized appreciation on interest rate swaps	–	1,663	–	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	–	–	(6,831)
Unrealized depreciation on open forward currency contracts	–	(1,252)	–	(1,252)
Unrealized depreciation on interest rate swaps	–	(32,402)	–	(32,402)
Total	$1,230	$(29,012)	$–	$(27,782)

*Amount less than one thousand.

†Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$–	$385,464	$ –	$385,464
Japanese yen	–	194,992	–	194,992
Chinese yuan renminbi	–	97,306	–	97,306
British pounds	–	63,277	–	63,277
Canadian dollars	–	39,508	–	39,508
Danish kroner	–	39,235	–	39,235
Mexican pesos	–	31,632	–	31,632
Malaysian ringgits	–	30,925	–	30,925
Israeli shekels	–	24,079	–	24,079
Russian rubles	–	23,744	–	23,744
South Korean won	–	19,100	–	19,100
Brazilian reais	–	16,861	–	16,861
Romanian leu	–	1,217	–	1,217
U.S. dollars	–	983,983	43	984,026
Other	–	55,091	–	55,091
Convertible bonds & notes	–	6	–	6
Convertible stocks	–	–	96	96
Common stocks	105	–	114	219
Rights & warrants	–	–	14	14
Short-term securities	130,577	–	–	130,577

Total	$130,682	$2,006,420	$267	$2,137,369

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 560	$ –	$–	$ 560
Unrealized appreciation on open forward currency contracts	–	742	–	742
Unrealized appreciation on interest rate swaps	–	555	–	555
Unrealized appreciation on credit default swaps	–	519	–	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	–	–	(436)
Unrealized depreciation on open forward currency contracts	–	(1,979)	–	(1,979)
Unrealized depreciation on interest rate swaps	–	(502)	–	(502)

Total	$ 124	$ (665)	$–	$ (541)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	131

High-Income Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$715,908	$7,712	$723,620
Bonds & notes of governments & government agencies outside the U.S.	–	194	–	194
Municipals	–	5	–	5
Convertible bonds & notes	–	4,927	–	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	–	1,789	–	1,789
Common stocks	2,872	–	11,922	14,794
Rights & warrants	–	3	144	147
Short-term securities	37,969	–	–	37,969

Total	$43,764	$723,246	$20,327	$787,337

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on credit default swaps	$–	$319	$–	$319

1Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3[2]	Purchases	Sales		Net realized loss[3]		Unrealized depreciation[3]		Transfers out of Level 3[2]		Ending value at 6/30/2020

Investment securities	$19,675	$2,956	$1,962		$(567)		$(207)		$(121)		$(3,371)	$20,327

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020												$ 34

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
		Market Comparables	$ per acre	$2.7K	$2.7K	Increase
			$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
Bonds, notes & other			Risk discount	0.0%	0.0%	Decrease
debt instruments	$7,712	Recent market	N/A	N/A	N/A	N/A
		information
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	549	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
		Estimated recovery value	N/A	N/A	N/A	N/A
		Market comparables	Enterprise value/EBITDA multiple	7.1x - 7.3x	7.2x	Increase
			DLOM	21%	21%	Decrease
Common stocks	11,922		Risk discount	0.0%	0.0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
		Black-Scholes	Implied volatility	30%	30%	Increase
Rights & warrants	144		Underlying share price	N/A	N/A	Na
		Recent market information	N/A	N/A	N/A	N/A
	$20,327

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series	133

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$263,450	$–	$263,450
U.S. Treasury bonds & notes	–	11,667	–	11,667
Asset-backed obligations	–	2,561	–	2,561
Short-term securities	–	135,170	–	135,170

Total	$–	$412,848	$–	$412,848

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$108	$–	$–	$108
Liabilities:
Unrealized depreciation on futures contracts	(74)	–	–	(74)
Unrealized depreciation on interest rate swaps	–	(5,967)	–	(5,967)

Total	$34	$(5,967)	$–	$(5,933)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$1,130,698	$–	$1,130,698
Federal agency bonds & notes	–	373,838	–	373,838
U.S. Treasury bonds & notes	–	333,750	–	333,750
Short-term securities	–	837,023	–	837,023

Total	$–	$2,675,309	$–	$2,675,309

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,176	$–	$–	$2,176
Unrealized appreciation on interest rate swaps	–	19,148	–	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	–	–	(1,957)
Unrealized depreciation on interest rate swaps	–	(70,841)	–	(70,841)

Total	$219	$(51,693)	$–	$(51,474)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

134	American Funds Insurance Series

Managed Risk Growth-Income Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks – Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series	135

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency – The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

136	American Funds Insurance Series

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds – The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series	137

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk – As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

138	American Funds Insurance Series

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	139

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Values of securities on loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$25,635	$26,917	$ –		$24,225
Global Small Capitalization Fund	69,706	67,795	6,705		61,016
International Fund	11,451	12,030	–	*	10,827
New World Fund	8,556	8,979	–		8,081
Capital Income Builder	3,593	3,773	–		3,396
Asset Allocation Fund	47,984	50,338	–		45,305

*Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts – The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

140	American Funds Insurance Series

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	141

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts		Forward currency contracts		Interest rate swaps		Credit default swaps
International Fund	Not applicable	Not applicable		$ 66,613	*	Not applicable		Not applicable
New World Fund	Not applicable	$ 1,500		8,630		Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,019		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable		1,782	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	89,483		744		$ 180,215		$ 3,498
Asset Allocation Fund	Not applicable	1,944,475		Not applicable		354,805	*	101,240
Global Balanced Fund	Not applicable	7,592		26,310		8,915		Not applicable
Bond Fund	Not applicable	4,105,464		603,989		900,759		178,200*
Capital World Bond Fund	Not applicable	267,583		746,695		179,345		123,637
High-Income Bond Fund	Not applicable	65,117	*	Not applicable		Not applicable		52,956
American Funds Mortgage Fund	Not applicable	138,142		Not applicable		567,228		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820		Not applicable		8,224,363		Not applicable
Managed Risk Growth Fund	Not applicable	116,162		Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	532,070		Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332		Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546		Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511		Not applicable		Not applicable		Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142	American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$182	Net unrealized appreciation on forward currency contracts	$131

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$73	Unrealized depreciation[1]	$–

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10	Unrealized depreciation on open forward currency contracts	4

			$83		$4

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ –	Net unrealized appreciation on futures contracts	$73

Forward currency	Currency	Net realized loss on forward currency contracts	(23)	Net unrealized appreciation on forward currency contracts	6

			$(23)		$79

Global Growth and Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$–	Unrealized depreciation on open forward currency contracts	$27

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$25	Net unrealized appreciation on forward currency contracts	$110

See end of tables for footnotes.

American Funds Insurance Series	143

International Growth and Income Fund

		Net realized gain			Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$18		Net unrealized appreciation on forward currency contracts	$12

Capital Income Builder

		Assets			Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$163		Unrealized depreciation[1]	$ 70

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	–		Unrealized depreciation on open forward currency contracts	4

Swap	Interest	Unrealized appreciation[1]	81		Unrealized depreciation[1]	29

Swap	Credit	Unrealized appreciation[1]	227		Unrealized depreciation[1]	–

			$471			$103

		Net realized gain			Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$3,729		Net unrealized appreciation on futures contracts	$ 424

Forward currency	Currency	Net realized gain on forward currency contracts	24		Net unrealized depreciation on forward currency contracts	(4)

Swap	Interest	Net realized gain on swap contracts	2,303		Net unrealized depreciation on swap contracts	(777)

Swap	Credit	Net realized gain on swap contracts	20		Net unrealized appreciation on swap contracts	227

			$6,076			$(130)

Asset Allocation Fund

		Assets			Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,474		Unrealized depreciation[1]	$726

Swap	Credit	Unrealized appreciation[1]	–	[2]	Unrealized depreciation[1]	–

			$1,474			$726

		Net realized gain (loss)			Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$36,972		Net unrealized appreciation on futures contracts	$3,710

Swap	Interest	Net realized loss on swap contracts	(13,562)		Net unrealized appreciation on swap contracts	3,812

Swap	Credit	Net realized gain on swap contracts	2,724		Net unrealized appreciation on swap contracts	– [2]

			$26,134			$7,522

144	American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 6	Unrealized depreciation[1]	$ 5

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	108	Unrealized depreciation on open forward currency contracts	165

Forward currency	Currency	Receivables for closed forward currency contracts	47	Payables for closed forward currency contracts	–

Swap	Interest	Unrealized appreciation[1]	41	Unrealized depreciation[1]	139

			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$449	Net unrealized appreciation on futures contracts	$ 17

Forward currency	Currency	Net realized gain on forward currency contracts	398	Net unrealized appreciation on forward currency contracts	42

Swap	Interest	Net realized loss on swap contracts	(24)	Net unrealized depreciation on swap contracts	(96)

			$823		$(37)

Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 8,061	Unrealized depreciation[1]	$ 6,831

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,979	Unrealized depreciation on open forward currency contracts	1,252

Swap	Interest	Unrealized appreciation[1]	1,663	Unrealized depreciation[1]	32,402

			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$85,319	Net unrealized appreciation on futures contracts	$ 5,309

Forward currency	Currency	Net realized loss on forward currency contracts	(6,097)	Net unrealized appreciation on forward currency contracts	2,917

Swap	Interest	Net realized loss on swap contracts	(18,656)	Net unrealized depreciation on swap contracts	(24,633)

Swap	Credit	Net realized gain on swap contracts	25,217	Net unrealized appreciation on swap contracts	–

			$85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series	145

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 560	Unrealized depreciation[1]	$ 436

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	742	Unrealized depreciation on open forward currency contracts	1,979

Forward currency	Currency	Receivables for closed forward currency contracts	5,787	Payables for closed forward currency contracts	1,089

Swap	Interest	Unrealized appreciation[1]	555	Unrealized depreciation[1]	502

Swap	Credit	Unrealized appreciation[1]	519	Unrealized depreciation[1]	—

			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(1,040)	Net unrealized appreciation on futures contracts	$ 929

Forward currency	Currency	Net realized gain on forward currency contracts	8,589	Net unrealized appreciation on forward currency contracts	973

Swap	Interest	Net realized loss on swap contracts	(2,885)	Net unrealized appreciation on swap contracts	592

Swap	Credit	Net realized loss on swap contracts	(835)	Net unrealized depreciation on swap contracts	(212)

			$ 3,829		$2,282

High-Income Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Swap	Credit	Unrealized appreciation[1]	$319	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (144)	Net unrealized depreciation on futures contracts	$ (159)

Swap	Interest	Net realized gain on swap contracts	1	Net unrealized appreciation on swap contracts	–

Swap	Credit	Net realized gain on swap contracts	4,676	Net unrealized appreciation on swap contracts	1,897

			$4,533		$1,738

146	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$108	Unrealized depreciation[1]	$ 74

Swap	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	5,967

			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 8,464	Net unrealized appreciation on futures contracts	$ 780

Swap	Interest	Net realized loss on swap contracts	(2,463)	Net unrealized depreciation on swap contracts	(3,135)

			$ 6,001		$(2,355)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 2,176	Unrealized depreciation[1]	$ 1,957

Swap	Interest	Unrealized appreciation[1]	19,148	Unrealized depreciation[1]	70,841

			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 87,073	Net unrealized appreciation on futures contracts	$ 8,167

Swap	Interest	Net realized gain on swap contracts	15,421	Net unrealized depreciation on swap contracts	(31,391)

			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series	147

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$ –

Futures	Equity	Unrealized appreciation[1]	48	Unrealized depreciation[1]	1,514

Futures	Interest	Unrealized appreciation[1]	521	Unrealized depreciation[1]	—

			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$ 186	Net unrealized appreciation on futures contracts	$ 197

Futures	Equity	Net realized loss on futures contracts	(13,472)	Net unrealized depreciation on futures contracts	(1,466)

Futures	Interest	Net realized gain on futures contracts	5,514	Net unrealized appreciation on futures contracts	582

			$ (7,772)		$ (687)

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$335	Unrealized depreciation[1]	$ –

Futures	Equity	Unrealized appreciation[1]	195	Unrealized depreciation[1]	553

Futures	Interest	Unrealized appreciation[1]	169	Unrealized depreciation[1]	–

			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$ 86	Net unrealized appreciation on futures contracts	$ 335

Futures	Equity	Net realized loss on futures contracts	(8,257)	Net unrealized depreciation on futures contracts	(358)

Futures	Interest	Net realized gain on futures contracts	1,009	Net unrealized appreciation on futures contracts	199

			$(7,162)		$ 176

148	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$ 35	Unrealized depreciation[1]	$ –

Futures	Equity	Unrealized appreciation[1]	25	Unrealized depreciation[1]	1,189

Futures	Interest	Unrealized appreciation[1]	358	Unrealized depreciation[1]	–

			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$ 56	Net unrealized appreciation on futures contracts	$ 35

Futures	Equity	Net realized loss on futures contracts	(13,739)	Net unrealized depreciation on futures contracts	(1,164)

Futures	Interest	Net realized gain on futures contracts	3,564	Net unrealized appreciation on futures contracts	410

			$(10,119)		$ (719)

Managed Risk Growth-Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities of unaffiliated issuers[3]	$20,156	Investment securities of unaffiliated issuers[3]	$ –

Futures	Currency	Unrealized appreciation[1]	883	Unrealized depreciation[1]	–

Futures	Equity	Unrealized appreciation[1]	135	Unrealized depreciation[1]	1,445

Futures	Interest	Unrealized appreciation[1]	1,869	Unrealized depreciation[1]	–

			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on options purchased contracts[4]	$(9,526)	Net unrealized appreciation on options purchased contracts[5]	$15,786

Futures	Currency	Net realized gain on futures contracts	1,772	Net unrealized appreciation on futures contracts	883

Futures	Equity	Net realized gain on futures contracts	16,550	Net unrealized depreciation on futures contracts	(2,355)

Futures	Interest	Net realized gain on futures contracts	23,943	Net unrealized appreciation on futures contracts	2,244

			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series	149

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$ 476	Unrealized depreciation[1]	$ –

Futures	Equity	Unrealized appreciation[1]	90	Unrealized depreciation[1]	6,442

Futures	Interest	Unrealized appreciation[1]	1,825	Unrealized depreciation[1]	–

			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$ 1,597	Net unrealized appreciation on futures contracts	$ 476

Futures	Equity	Net realized loss on futures contracts	(59,487)	Net unrealized depreciation on futures contracts	(6,352)

Futures	Interest	Net realized gain on futures contracts	21,839	Net unrealized appreciation on futures contracts	2,350

			$(36,051)		$(3,526)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150	American Funds Insurance Series

Collateral – Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of New York Mellon	$10	$–	$–	$–	$10
Liabilities:
Standard Chartered Bank	$ 4	$–	$–	$–	$ 4

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
subject to a master netting agreement

		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Liabilities:
Standard Chartered Bank	$27	$–	$–	$–	$27

Capital Income Builder

Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
subject to a master netting agreement

		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Liabilities:
Goldman Sachs	$4	$–	$–	$–	$4

See end of tables for footnote.

American Funds Insurance Series	151

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$ 4	$ (4)	$–	$–	$ –
Barclays Bank PLC	6	(6)	–	–	–
Citibank	7	(7)	–	–	–
Goldman Sachs	39	(2)	–	–	37
HSBC Bank	6	(6)	–	–	–
JPMorgan Chase	75	(13)	–	–	62
Standard Chartered Bank	13	(4)	–	–	9
UBS AG	5	(5)	–	–	–

Total	$155	$(47)	$–	$–	$108

Liabilities:
Bank of America	$ 10	$ –	$–	$–	$ 10
Bank of New York Mellon	5	(4)	–	–	1
Barclays Bank PLC	20	(6)	–	–	14
Citibank	44	(7)	–	–	37
Goldman Sachs	2	(2)	–	–	–
HSBC Bank	41	(6)	–	–	35
JPMorgan Chase	13	(13)	–	–	–
Morgan Stanley	14	–	–	–	14
Standard Chartered Bank	4	(4)	–	–	–
UBS AG	12	(5)	–	–	7

Total	$165	$(47)	$–	$–	$118

Bond Fund
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the
		statement of assets and liabilities and
		subject to a master netting agreement

		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$ 155	$–	$ (2)	$ –	$153
Goldman Sachs	2,038	–	–	(2,038)	–
Morgan Stanley	786	–	–	(660)	126

Total	$2,979	$–	$ (2)	$(2,698)	$279

Liabilities:
Citibank	$ 22	$–	$ –	$ –	$ 22
JPMorgan Chase	338	–	(338)	–	–
Standard Chartered Bank	892	–	(892)	–	–

Total	$1,252	$–	$(1,230)	$ –	$ 22

152	American Funds Insurance Series

Capital World Bond Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$ 41	$ (24)	$ (15)	$ –	$ 2
Citibank	5,861	(1,170)	–	(4,561)	130
Goldman Sachs	19	–	–	(19)	–
JPMorgan Chase	228	(228)	–	–	–
Standard Chartered Bank	165	(122)	–	–	43
UBS AG	215	(211)	(4)	–	–

Total	$6,529	$(1,755)	$ (19)	$(4,580)	$175

Liabilities:
Bank of America	$ 63	$ –	$ –	$ –	$ 63
Bank of New York Mellon	24	(24)	–	–	–
Barclays Bank PLC	1	–	–	–	1
Citibank	1,170	(1,170)	–	–	–
JPMorgan Chase	1,477	(228)	(1,249)	–	–
Standard Chartered Bank	122	(122)	–	–	–
UBS AG	211	(211)	–	–	–

Total	$3,068	$(1,755)	$(1,249)	$ –	$ 64

    *Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	153

Distributions – Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	–	16,027	104,256
Capital loss carryforward*	–	–	–	(149,822)	–	–
As of June 30, 2020:
Gross unrealized appreciation on investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation (depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859
Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	–	–	123,690	1,437
Capital loss carryforward*	–	–	(35,828)	(19,754)	–	–
As of June 30, 2020:
Gross unrealized appreciation on investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation (depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025
Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154	American Funds Insurance Series

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	–	390	–	16,400
Capital loss carryforward*	–	–	(190,113)	–	(1)	–
As of June 30, 2020:
Gross unrealized appreciation on investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation (depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030
Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
As of June 30, 2020:
Gross unrealized appreciation on investments	55,343	–	–	71,911	110,722
Gross unrealized depreciation on investments	–	(7,385)	(25,977)	(938)	–
Net unrealized appreciation (depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722
Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*

Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 5,668	$ 73,033	$ 78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612

Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series	155

Global Small Capitalization Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116

Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$32,752	$285,315	$318,067	$150,838	$ 964,757	$1,115,595
Class 1A	56	547	603	193	1,290	1,483
Class 2	39,943	404,657	444,600	192,058	1,500,212	1,692,270
Class 3	560	5,433	5,993	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699

Total	$76,940	$738,193	$815,133	$360,572	$2,617,630	$2,978,202

International Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$11,268	$–	$11,268	$ 85,943	$130,060	$216,003
Class 1A	13	–	13	95	141	236
Class 2	7,417	–	7,417	59,246	104,778	164,024
Class 3	43	–	43	354	637	991
Class 4	522	–	522	4,496	8,870	13,366

Total	$19,263	$–	$19,263	$150,134	$244,486	$394,620

New World Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$14,407	$ 8,752	$23,159	$23,315	$ 71,500	$ 94,815
Class 1A	42	26	68	39	132	171
Class 2	6,569	4,233	10,802	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555

Total	$25,472	$16,030	$41,502	$36,499	$127,693	$164,192

156	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$22,973	$ 61,517	$ 84,490	$118,657	$410,713	$529,370
Class 1A	47	134	181	163	435	598
Class 2	11,675	34,662	46,337	60,118	238,793	298,911
Class 4	2,493	7,992	10,485	10,646	38,700	49,346

Total	$37,188	$104,305	$141,493	$189,584	$688,641	$878,225

Global Growth and Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,206	$15,679	$17,885	$12,475	$ 27,971	$ 40,446
Class 1A	7	53	60	33	66	99
Class 2	3,948	32,112	36,060	24,591	66,794	91,385
Class 4	392	3,612	4,004	2,298	5,970	8,268

Total	$6,553	$51,456	$58,009	$39,397	$100,801	$140,198

Growth-Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$144,011	$482,142	$ 626,153	$455,391	$1,825,184	$2,280,575
Class 1A	75	265	340	206	825	1,031
Class 2	85,637	305,445	391,082	272,097	1,260,360	1,532,457
Class 3	973	3,413	4,386	3,204	14,500	17,704
Class 4	7,703	29,072	36,775	21,474	103,934	125,408

Total	$238,399	$820,337	$1,058,736	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,681	$–	$2,681	$41,626	$–	$41,626
Class 1A	5	–	5	84	–	84
Class 2	399	–	399	8,726	–	8,726
Class 4	158	–	158	3,112	–	3,112

Total	$3,243	$–	$3,243	$53,548	$–	$53,548

Capital Income Builder
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,420	$–	$ 8,420	$13,476	$–	$13,476
Class 1A	78	–	78	126	–	126
Class 2	82	–	82	137	–	137
Class 4	5,699	–	5,699	10,875	–	10,875

Total	$14,279	$–	$14,279	$24,614	$–	$24,614

American Funds Insurance Series	157

Asset Allocation Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 80,116		$ 79,610	$159,726	$356,589	$ 816,841	$1,173,430
Class 1A	46		51	97	189	416	605
Class 2	20,767		22,747	43,514	94,178	253,101	347,279
Class 3	133		141	274	608	1,581	2,189
Class 4	17,719		21,221	38,940	71,682	206,152	277,834

Total	$118,781		$123,770	$242,551	$523,246	$1,278,091	$1,801,337

Global Balanced Fund
	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6		$ 440	$ 446	$1,912	$ 3,479	$ 5,391
Class 1A	—	*	8	8	28	61	89
Class 2	9		668	677	2,521	5,487	8,008
Class 4	3		322	325	954	2,492	3,446

Total	$18		$1,438	$1,456	$5,415	$11,519	$16,934

Bond Fund
	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 62,335		$25,238	$ 87,573	$177,855	$–	$177,855
Class 1A	75		31	106	165	–	165
Class 2	34,283		14,478	48,761	90,796	–	90,796
Class 4	5,291		2,303	7,594	11,384	–	11,384

Total	$101,984		$42,050	$144,034	$280,200	$–	$280,200

Capital World Bond Fund
	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,454		$4,335	$20,789	$19,173	$–	$19,173
Class 1A	9		3	12	7	–	7
Class 2	14,282		3,871	18,153	15,927	–	15,927
Class 4	742		206	948	649	–	649

Total	$31,487		$8,415	$39,902	$35,756	$–	$35,756

158	American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 1,904		$–	$ 1,904		$33,304		$–	$33,304
Class 1A	14		–	14		45		–	45
Class 2	10,081		–	10,081		41,753		–	41,753
Class 3	147		–	147		611		–	611
Class 4	758		–	758		3,353		–	3,353

Total	$12,904		$–	$12,904		$79,066		$–	$79,066

American Funds Mortgage Fund
	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 845		$263	$1,108		$5,573		$–	$5,573
Class 1A	2		1	3		12		–	12
Class 2	217		75	292		1,355		–	1,355
Class 4	147		52	199		585		–	585

Total	$1,211		$391	$1,602		$7,525		$–	$7,525

Ultra-Short Bond Fund
	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$104		$–	$104		$ 604		$–	$ 604
Class 1A	–	*	–	–	*	–	*	–	–	*
Class 2	558		–	558		4,088		–	4,088
Class 3	8		–	8		59		–	59
Class 4	67		–	67		342		–	342

Total	$737		$–	$737		$5,093		$–	$5,093

U.S. Government/AAA-Rated Securities Fund
	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 6,611		$ 3,231	$ 9,842		$31,700		$–	$31,700
Class 1A	59		29	88		50		–	50
Class 2	22,261		11,067	33,328		26,790		–	26,790
Class 3	181		89	270		180		–	180
Class 4	4,011		1,992	6,003		2,241		–	2,241

Total	$33,123		$16,408	$49,531		$60,961		$–	$60,961

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 64	$ 375	$ 439	$ 61	$ 256	$ 317
Class P2	3,441	21,394	24,835	3,581	26,324	29,905

Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 21	$ 10	$ 31	$ 11	$ 16	$ 27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769

Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 25	$ 37	$ 62	$ 13	$ 40	$ 53
Class P2	5,680	10,828	16,508	5,566	17,796	23,362

Total	$5,705	$10,865	$16,570	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$29,129	$103,176	$132,305	$14,564	$14,505	$29,069
Class P2	4,182	15,199	19,381	1,352	2,019	3,371

Total	$33,311	$118,375	$151,686	$15,916	$16,524	$32,440

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 58	$ 146	$ 204	$ 5	$ 65	$ 70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741

Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160	American Funds Insurance Series

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the six months ended	For the six months ended
	Rates		(in billions)		June 30,	June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2020, before waiver	2020, after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	161

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$356
Class 1A	$ –	$ 9	1
Class 2	4,467	Not applicable	536
Class 4	461	460	55

Total class-specific expenses	$4,928	$469	$948

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,599
Class 1A	$ –	$ 23	3
Class 2	19,081	Not applicable	2,290
Class 3	187	Not applicable	31
Class 4	1,893	1,892	227

Total class-specific expenses	$21,161	$1,915	$4,150

Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$276
Class 1A	$ –	$ –	*	–	*
Class 2	2,597	Not applicable		312
Class 4	233	233		28

Total class-specific expenses	$2,830	$233		$616

International Fund
Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 697
Class 1A	$ –	$ 8		1
Class 2	4,670	Not applicable		561
Class 3	19	Not applicable		3
Class 4	415	415		50

Total class-specific expenses	$5,104	$423		$1,312

162	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$277
Class 1A	$ –	$ 5	1
Class 2	1,078	Not applicable	129
Class 4	741	741	89

Total class-specific expenses	$1,819	$746	$496

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$86
Class 1A	$ –	$ 2	–	*
Class 2	1,463	Not applicable	176
Class 4	160	160	19

Total class-specific expenses	$1,623	$162	$281

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$148
Class 1A	$ –	$2	–	*
Class 2	241	Not applicable	29
Class 4	110	110	13

Total class-specific expenses	$351	$112	$190

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,492
Class 1A	$ –	$ 13	2
Class 2	5,940	Not applicable	713
Class 3	27	Not applicable	4
Class 4	5,376	5,376	645

Total class-specific expenses	$11,343	$5,389	$3,856

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 739
Class 1A	$ –	$ 11	1
Class 2	3,401	Not applicable	408
Class 4	739	739	89

Total class-specific expenses	$4,140	$750	$1,237

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,891
Class 1A	$ –	$ 13	2
Class 2	15,267	Not applicable	1,832
Class 3	126	Not applicable	21
Class 4	1,412	1,412	169

Total class-specific expenses	$16,805	$1,425	$4,915

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 77
Class 1A	$ –	$ 7	1
Class 2	7	Not applicable	1
Class 4	521	521	62

Total class-specific expenses	$528	$528	$141

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$19
Class 1A	$ –	$ 2	–	*
Class 2	238	Not applicable	29
Class 4	112	112	13

Total class-specific expenses	$350	$114	$61

See end of tables for footnote.

American Funds Insurance Series	163

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 951
Class 1A	$ –	$ 9	1
Class 2	4,420	Not applicable	530
Class 4	671	671	81

Total class-specific expenses	$5,091	$680	$1,563

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$155
Class 1A	$ –	$ 1	–	*
Class 2	1,203	Not applicable	144
Class 4	62	62	7

Total class-specific expenses	$1,265	$63	$306

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 55
Class 1A	$ –	$ 1	–	*
Class 2	767	Not applicable	92
Class 3	8	Not applicable	1
Class 4	64	64	8

Total class-specific expenses	$839	$65	$156

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$30
Class 1A	$ –	$ 1	–	*
Class 2	70	Not applicable	8
Class 4	42	41	5

Total class-specific expenses	$112	$42	$43

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 5
Class 1A	$ –	$ –	*	–	*
Class 2	311	Not applicable		37
Class 3	3	Not applicable		1
Class 4	37	37		5

Total class-specific expenses	$351	$37		$48

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$162
Class 1A	$ –	$ 4	–	*
Class 2	1,696	Not applicable	204
Class 3	9	Not applicable	1
Class 4	247	247	30

Total class-specific expenses	$1,952	$251	$397

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 9
Class P2	$543	543

Total class-specific expenses	$543	$552

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 1
Class P2	$190	190

Total class-specific expenses	$190	$191

Managed Risk Blue Chip

Income and Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$424	424

Total class-specific expenses	$424	$426

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,388
Class P2	$344	344

Total class-specific expenses	$344	$2,732

164	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 4
Class P2	$3,321	3,321

Total class-specific expenses	$3,321	$3,325

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		(Decrease) increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$11		$(1)	$10
Global Small Capitalization Fund	7		– *	7
Growth Fund	47		(3)	44
International Fund	16		(2)	14
New World Fund	6		(1)	5
Blue Chip Income and Growth Fund	15		(1)	14
Global Growth and Income Fund	3		– *	3
Growth-Income Fund	58		(5)	53
International Growth and Income Fund	2		– *	2
Capital Income Builder	2		– *	2
Asset Allocation Fund	45		(6)	39
Global Balanced Fund	1		– *	1
Bond Fund	18		(4)	14
Capital World Bond Fund	3		(1)	2
High-Income Bond Fund	2		(1)	1
American Funds Mortgage Fund	–	*	– *	–*
Ultra-Short Bond Fund	1		– *	1
U.S. Government/AAA-Rated Securities Fund	5		(3)	2
Managed Risk Growth Fund	1		– *	1
Managed Risk International Fund	–	*	– *	–*
Managed Risk Blue Chip Income and Growth Fund	–	*	– *	–*
Managed Risk Growth-Income Fund	2		1	3
Managed Risk Asset Allocation Fund	3		1	4

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF – Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	165

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$ 9,302	$ 26,059	$ 5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	–	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$137,872	4,527	$ 78,701	2,393	$(178,482)	(5,864)	$ 38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512

Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$ (93,420)	(3,396)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$ 49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166	American Funds Insurance Series

Global Small Capitalization Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$ 78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623

Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$ 142,503	7,125

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$ 236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$ 102,952	4,408

Growth Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$ 317,441	3,607	$(1,495,269)	(18,874)	$ 23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754

Total net increase (decrease)	$1,577,455	20,419	$ 814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$ 896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$ 854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$ 974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	167

International Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$388,665	23,703	$ 11,267	597	$ (440,804)	(24,999)	$ (40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328

Total net increase (decrease)	$620,871	37,503	$ 19,262	1,023	$ (677,025)	(37,837)	$ (36,892)	689

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$ (699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$44,914	2,137	$ 23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366

Total net increase (decrease)	$135,264	6,208	$ 41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)

Year ended December 31, 2019
Class 1	$149,338	6,057	$ 94,601	3,981	$(207,841)	(8,743)	$ 36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$ 54,641	2,121

Blue Chip Income and Growth Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$376,445	34,283	$ 83,851	6,495	$(479,153)	(41,220)	$ (18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734

Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$ 14,986	3,422

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168	American Funds Insurance Series

Global Growth and Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$220,708	17,518	$ 17,145	1,207	$(186,270)	(14,634)	$ 51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598

Total net increase (decrease)	$268,876	21,342	$ 57,268	4,046	$(265,364)	(20,207)	$ 60,780	5,181

Year ended December 31, 2019
Class 1	$ 43,801	2,986	$ 38,762	2,639	$ (61,157)	(4,174)	$ 21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$ 94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$ (76,937)	(5,088)

Growth-Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$ 625,200	12,835	$(1,625,978)	(36,304)	$ 398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068

Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$ 263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series	169

International Growth and Income Fund

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$71,907	5,085	$ 2,659	168		$ (27,857)	(1,832)	$ 46,709	3,421
Class 1A	734	52	5	–	†	(706)	(44)	33	8
Class 2	11,558	828	399	25		(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10		(6,864)	(461)	4,636	295

Total net increase (decrease)	$95,541	6,711	$ 3,221	203		$ (81,365)	(4,958)	$ 17,397	1,956

Year ended December 31, 2019
Class 1	$ 9,331	555	$41,626	2,406		$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5		(75)	(4)	372	23
Class 2	14,448	831	8,726	507		(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182		(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100		$(175,914)	(10,292)	$(78,069)	(4,589)

Capital Income Builder
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$155,944	16,257	$ 8,420	910		$(123,750)	(13,164)	$ 40,614	4,003
Class 1A	108	12	78	8		(242)	(25)	(56)	(5)
Class 2	914	93	82	9		(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616		(32,443)	(3,386)	1,418	55

Total net increase (decrease)	$185,128	19,187	$14,279	1,543		$(156,598)	(16,591)	$ 42,809	4,139

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322		$ (12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12		(345)	(34)	2,490	246
Class 2	1,661	165	137	13		(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070		(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417		$ (42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$ 159,726	6,661		$(1,705,001)	(78,164)	$ (206,683)	(10,789)
Class 1A	1,697	73	97	4		(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835		(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12		(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652		(141,527)	(6,432)	110,667	4,697

Total net increase (decrease)	$1,612,103	72,849	$ 242,551	10,164		$(2,159,982)	(98,622)	$ (305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076		$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27		(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613		(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97		(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559		(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372		$(1,920,425)	(84,039)	$1,434,114	64,163

170	American Funds Insurance Series

Global Balanced Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$22,993	1,858	$ 446	33	$(24,873)	(2,043)	$ (1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61

Total net increase (decrease)	$33,762	2,715	$ 1,456	110	$(43,678)	(3,537)	$ (8,460)	(712)

Year ended December 31, 2019
Class 1	$10,073	777	$ 5,390	408	$ (9,768)	(718)	$ 5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$ 732,040	63,595	$ 86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645

Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$ 562,508	51,468	$176,372	15,842	$ (614,303)	(56,025)	$ 124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$ 849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$ 49,693	4,153

Capital World Bond Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)

Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$ 94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$ 80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series	171

High-Income Bond Fund

			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$14,699	1,681	$ 1,802	191		$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1		(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088		(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15		(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75		(44,656)	(4,355)	(10,046)	(930)

Total net increase (decrease)	$58,996	6,155	$12,803	1,370		$(460,448)	(50,918)	$(388,649)	(43,393)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374		$ (48,250)	(4,826)	$ (5,811)	(519)
Class 1A	353	35	45	5		(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340		(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62		(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321		(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102		$(172,073)	(17,068)	$ (8,439)	(828)

Mortgage Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100		$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	–	†	(124)	(11)	77	7
Class 2	3,290	303	292	27		(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18		(8,470)	(781)	9,216	855

Total net increase (decrease)	$46,911	4,317	$1,602	145		$(70,906)	(6,508)	$(22,393)	(2,046)

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528		$(41,843)	(3,959)	$ (4,675)	(424)
Class 1A	166	16	12	1		(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129		(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56		(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714		$(59,850)	(5,683)	$ (4,217)	(387)

172	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$ 19,129	1,687	$ 104		9		$ (6,205)	(547)	$ 13,028	1,149
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	83,973	7,609	558		51		(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8		1		(584)	(52)	516	47
Class 4	23,847	2,138	67		6		(12,394)	(1,112)	11,520	1,032

Total net increase (decrease)	$128,041	11,532	$ 737		67		$ (69,186)	(6,243)	$ 59,592	5,356

Year ended December 31, 2019
Class 1	$ 9,753	856	$ 604		53		$ (17,930)	(1,576)	$ (7,573)	(667)
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$105,013	8,023	$ 9,624		740		$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89		7		(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328		2,592		(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269		20		(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004		467		(78,685)	(6,017)	115,585	9,031

Total net increase (decrease)	$378,801	29,310	$49,314		3,826		$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$ 3,420	245	$ 439		32		$ (852)	(62)	$ 3,007	215
Class P2	29,202	2,123	24,835		1,827		(32,980)	(2,378)	21,057	1,572
Total net increase (decrease)	$32,622	2,368	$25,274		1,859		$(33,832)	(2,440)	$24,064	1,787

Year ended December 31, 2019
Class P1	$ 2,619	201	$ 317		25		$ (523)	(41)	$ 2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series	173

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$ 903	88	$ 31	4	$ (174)	(17)	$ 760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304

Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$ 12,731	1,379

Year ended December 31, 2019
Class P1	$ 357	34	$ 27	3	$ (140)	(14)	$ 244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$ 7,608	736	$7,796	775	$(18,529)	(1,787)	$ (3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$ 525	45	$ 62	6	$ (38)	(3)	$ 549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420

Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$ 547	46	$ 53	5	$ (313)	(28)	$ 287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$ 6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$ 32,108	2,384	$132,305	10,410	$ (89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563

Total net increase (decrease)	$ 44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$ 86,511	6,809	$ 29,069	2,244	$ (82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$ 32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062

Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*Includes exchanges between share classes of the fund.

†Amount less than one thousand    .

American Funds Insurance Series	175

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$534,335	$922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	–	–	–	–	(4)	–
Non-U.S. taxes paid on realized gains	–	–	–	–	550	–
Non-U.S. taxes provided on unrealized gains	2,859	1,040	–	7,323	6,580	–

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	–	–	–	–	–	10
Non-U.S. taxes paid on realized gains	179	165	–	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	–	27	–	25
Dividend income from affiliated issuers	–	–	–	–	2,980	–
						U.S.

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$–	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	–	9,403,975
Non-U.S. taxes paid on interest income	–	175	–	–	–	–
Non-U.S. taxes paid on realized gains	–	72	–	–	–	–
Non-U.S. taxes provided on unrealized gains	–	92	–	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/2020[3,4]	$32.57	$.11	$1.26	$ 1.37	$(.07)	$(.96)	$ (1.03)	$32.91	4.22%[5]	$2,577		.56%[6]		.71%[6]
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90

Class 1A:
6/30/2020[3,4]	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.13 [5]	7		.81	[6]	.44 [6]
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]

Class 2:
6/30/2020[3,4]	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.10 [5]	3,771		.81	[6]	.46 [6]
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66

Class 4:
6/30/2020[3,4]	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.99 [5]	402		1.06	[6]	.22 [6]
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
6/30/2020[3,4]	$26.80	$.02	$(.88)	$ (.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%[5]	$1,954		.75%[6]		.15%[6]
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	–	(2.08)	(2.08)	24.41	.50	1,706		.73		.15

Class 1A:
6/30/2020[3,4]	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)[5]	1		1.00	[6]	(.06)[6]
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19 [5]	–	[8]	.96	[6]	.35 [6]

Class 2:
6/30/2020[3,4]	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)[5]	2,197		1.00	[6]	(.11)[6]
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	–	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)

Class 4:
6/30/2020[3,4]	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)[5]	201		1.25	[6]	(.35)[6]
12/31/2019	21.28	(.01)	6.47	6.46	– [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62	125		1.23		– [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	–	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund

Class 1:
6/30/2020[3,4]	$81.22	$.22	$ 9.58	$ 9.80	$(.25)	$ (2.18)	$ (2.43)	$88.59	12.10%[5]	$11,854	.36%[6]		.54%[6]
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87

Class 1A:
6/30/2020[3,4]	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.95 [5]	26	.61	[6]	.30	[6]
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]

Class 2:
6/30/2020[3,4]	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.97 [5]	16,504	.61	[6]	.29	[6]
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62

Class 3:
6/30/2020[3,4]	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.01 [5]	225	.54	[6]	.36	[6]
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69

Class 4:
6/30/2020[3,4]	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.81 [5]	1,711	.86	[6]	.05	[6]
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

178	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2020[3,4]	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$ –	$ (.04)	$18.48	(11.20)%[5]	$4,729	.55%[6]		1.13%[6]
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41

Class 1A:
6/30/2020[3,4]	20.80	.08	(2.43)	(2.35)	(.04)	–	(.04)	18.41	(11.32)[5]	8	.80	[6]	.88	[6]
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]

Class 2:
6/30/2020[3,4]	20.78	.08	(2.43)	(2.35)	(.04)	–	(.04)	18.39	(11.33)[5]	3,834	.80	[6]	.87	[6]
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17

Class 3:
6/30/2020[3,4]	20.92	.09	(2.45)	(2.36)	(.04)	–	(.04)	18.52	(11.30)[5]	21	.73	[6]	.94	[6]
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24

Class 4:
6/30/2020[3,4]	20.54	.06	(2.41)	(2.35)	(.03)	–	(.03)	18.16	(11.46)[5]	341	1.05	[6]	.62	[6]
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/2020[3,4]	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$ (.27)	$ (.30)	$24.48	(4.06)%[5]	$1,892	.77%[6]		.71%[6]		.79%[6]
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743	.78		.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.79		.92

Class 1A:
6/30/2020[3,4]	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)[5]	6	1.02	[6]	.95	[6]	.62	[6]
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	–	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]

Class 2:
6/30/2020[3,4]	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)[5]	902	1.02	[6]	.96	[6]	.55	[6]
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	–	(.15)	19.54	5.26	911	1.03		1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		1.04		.68

Class 4:
6/30/2020[3,4]	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)[5]	644	1.27	[6]	1.21	[6]	.31	[6]
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	–	(.12)	19.51	5.04	240	1.28		1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		1.29		.39

180	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/2020[3,4]	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$ (.15)	$ (.21)	$12.24	(8.27)%[5]	$5,013		.43%[6]		2.06%[6]
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23

Class 1A:
6/30/2020[3,4]	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)[5]	12		.68	[6]	1.84	[6]
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]

Class 2:
6/30/2020[3,4]	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)[5]	2,750		.68	[6]	1.81	[6]
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97

Class 4:
6/30/2020[3,4]	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)[5]	641		.93	[6]	1.57	[6]
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
6/30/2020[3,4]	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$ (.38)	$ (.43)	$13.73	(11.08)%[5]	$595		.65%[6]		1.57%[6]
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	–	(.29)	12.35	(1.14)	293		.64		2.79

Class 1A:
6/30/2020[3,4]	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)[5]	2		.90	[6]	1.32	[6]
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	–	[8]	.84	[6]	1.20	[6]

Class 2:
6/30/2020[3,4]	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)[5]	1,185		.90	[6]	1.30	[6]
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	–	(.25)	12.33	(1.34)	1,479		.89		1.73

Class 4:
6/30/2020[3,4]	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)[5]	133		1.15	[6]	1.05	[6]
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	–	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2020[3,4]	$50.71	$ .38	$ (2.17)	$(1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%[5]	$20,113	.29%[6]		1.61%[6]
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59

Class 1A:
6/30/2020[3,4]	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)[5]	11	.54	[6]	1.36	[6]
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]

Class 2:
6/30/2020[3,4]	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)[5]	12,504	.54	[6]	1.36	[6]
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34

Class 3:
6/30/2020[3,4]	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)[5]	142	.47	[6]	1.43	[6]
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41

Class 4:
6/30/2020[3,4]	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)[5]	1,184	.79	[6]	1.11	[6]
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

182	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/2020[3,4]	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$ –	$(.04)	$15.40	(15.08)%[5]	$1,019	.68%[6]		2.24%[6]
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60

Class 1A:
6/30/2020[3,4]	18.15	.15	(2.91)	(2.76)	(.03)	–	(.03)	15.36	(15.19)[5]	2	.93	[6]	1.92	[6]
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	–	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]

Class 2:
6/30/2020[3,4]	18.12	.15	(2.90)	(2.75)	(.03)	–	(.03)	15.34	(15.17)[5]	190	.93	[6]	1.93	[6]
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32

Class 4:
6/30/2020[3,4]	18.01	.13	(2.88)	(2.75)	(.03)	–	(.03)	15.23	(15.29)[5]	90	1.18	[6]	1.73	[6]
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/2020[3,4]	$10.73	$.15	$ (.83)	$ (.68)	$(.16)	$ –	$(.16)	$ 9.89	(6.23)%[5]	$531		.53%[6]		.44%[6]		2.97%[6]
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	–	(.29)	9.40	(1.23)	80		.56		.56		2.88

Class 1A:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	–	(.15)	9.88	(6.36)[5]	5		.78	[6]	.69	[6]	2.70	[6]
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]

Class 2:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	–	(.15)	9.88	(6.36)[5]	6		.78	[6]	.69	[6]	2.72	[6]
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	–	(.29)	9.40	(1.23)[11]	–	[8]	.46	[11]	.46	[11]	3.12	[11]

Class 4:
6/30/2020[3,4]	10.71	.12	(.82)	(.70)	(.14)	–	(.14)	9.87	(6.49)[5]	419		1.03	[6]	.94	[6]	2.44	[6]
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	–	(.25)	9.38	(1.79)	157		1.05		1.05		2.55

184	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2020[3,4]	$24.05	$.22	$ (.57)	$ (.35)	$ (.11)	$ (.11)	$ (.22)	$23.48	(1.47)%[5]	$17,061	.30%[6]		1.89%[6]
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85

Class 1A:
6/30/2020[3,4]	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)[5]	11	.55	[6]	1.64	[6]
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]

Class 2:
6/30/2020[3,4]	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)[5]	4,808	.55	[6]	1.63	[6]
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60

Class 3:
6/30/2020[3,4]	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)[5]	31	.48	[6]	1.70	[6]
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67

Class 4:
6/30/2020[3,4]	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)[5]	4,488	.80	[6]	1.39	[6]
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	185

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/2020[3,4]	$13.51	$.09	$ (.47)	$ (.38)	$ – [9]	$(.05)	$(.05)	$13.08	(2.85)%[5]	$127		.71%[6]		1.49%[6]
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80

Class 1A:
6/30/2020[3,4]	13.49	.08	(.48)	(.40)	– [9]	(.05)	(.05)	13.04	(3.00)[5]	2		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	–	[8]	.94	[6]	1.27	[6]

Class 2:
6/30/2020[3,4]	13.48	.08	(.47)	(.39)	– [9]	(.05)	(.05)	13.04	(2.93)[5]	192		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60

Class 4:
6/30/2020[3,4]	13.36	.06	(.47)	(.41)	– [9]	(.05)	(.05)	12.90	(3.11)[5]	92		1.21	[6]	.98	[6]
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund

Class 1:
6/30/2020[3,4]	$11.17	$.12	$ .61	$ .73	$(.05)	$(.11)	$(.16)	$11.74	6.61%[5]	$6,193		.40%[6]		2.17%[6]
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95

Class 1A:
6/30/2020[3,4]	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.51 [5]	8		.65	[6]	1.91	[6]
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]

Class 2:
6/30/2020[3,4]	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.56 [5]	3,589		.65	[6]	1.92	[6]
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69

Class 4:
6/30/2020[3,4]	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.36 [5]	580		.90	[6]	1.66	[6]
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	–	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

186	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital World Bond Fund

Class 1:
6/30/2020[3,4]	$12.12	$.12	$ .14	$ .26	$(.03)	$(.21)	$(.24)	$12.14	2.14%[5]	$1,063		.59%[6]		.55%[6]		2.09%[6]
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		.57		2.34

Class 1A:
6/30/2020[3,4]	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.03 [5]	1		.83	[6]	.80	[6]	1.84	[6]
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	–	[8]	.72	[6]	.72	[6]	2.27	[6]

Class 2:
6/30/2020[3,4]	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.03 [5]	968		.84	[6]	.80	[6]	1.84	[6]
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		.82		2.09

Class 4:
6/30/2020[3,4]	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.93 [5]	49		1.09	[6]	1.05	[6]	1.59	[6]
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	– [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.07		1.86

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/2020[3,4]	$9.87	$.31	$ (.77)	$ (.46)	$(.16)	$–	$(.16)	$ 9.25	(4.74)%[5]	$ 115		.52%[6]		6.73%[6]
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	–	(.63)	9.19	(6.94)	1,017		.48		6.12

Class 1A:
6/30/2020[3,4]	9.86	.30	(.78)	(.48)	(.15)	–	(.15)	9.23	(4.86)[5]	1		.77	[6]	6.39	[6]
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [5]	–	[8]	.72	[6]	5.74	[6]

Class 2:
6/30/2020[3,4]	9.70	.29	(.76)	(.47)	(.15)	–	(.15)	9.08	(4.85)[5]	609		.77	[6]	6.39	[6]
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	–	(.60)	9.06	(7.30)	765		.73		5.85

Class 3:
6/30/2020[3,4]	9.92	.30	(.78)	(.48)	(.15)	–	(.15)	9.29	(4.83)[5]	9		.70	[6]	6.46	[6]
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	–	(.60)	9.22	(7.13)	12		.66		5.91

Class 4:
6/30/2020[3,4]	10.56	.30	(.81)	(.51)	(.15)	–	(.15)	9.90	(4.89)[5]	50		1.02	[6]	6.12	[6]
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	–	(.51)	9.73	(7.42)	1		.98		5.51

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

American Funds Mortgage Fund

Class 1:
6/30/2020[3,4]	$10.56	$.07	$.54	$.61		$(.04)	$(.02)	$(.06)	$11.11	5.81%[5]		$192		.46%[6]		.40%[6]		1.25%[6]
12/31/2019	10.30	.24	.30	.54		(.28)	–	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	–	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	– [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.45		.89

Class 1A:
6/30/2020[3,4]	10.55	.05	.54	.59		(.04)	(.02)	(.06)	11.08	5.59	[5]	1		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.22	.30	.52		(.25)	–	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	–	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14	– [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	–	[8]	.70	[6]	.70	[6]	1.38	[6]

Class 2:
6/30/2020[3,4]	10.54	.05	.55	.60		(.04)	(.02)	(.06)	11.08	5.68	[5]	56		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.21	.31	.52		(.26)	–	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	–	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.70		.65

Class 4:
6/30/2020[3,4]	10.44	.04	.54	.58		(.04)	(.02)	(.06)	10.96	5.53	[5]	38		.96	[6]	.89	[6]	.70	[6]
12/31/2019	10.19	.18	.31	.49		(.24)	–	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	–	[9]	(.19)	–	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	– [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.97		.37

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2020[3,4]	$11.30	$ .04	$ .01		$ .05	$(.03)	$–	$(.03)	$11.32	.43%[5]	$42		.36%[6]		.64%[6]
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	–	–	–	11.26	(.18)	39		.34		(.24)

Class 1A:
6/30/2020[3,4]	11.30	.04	.01		.05	(.03)	–	(.03)	11.32	.41 [5,11]	–	[8]	.33	[6,11]	.76 [6,11]
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92 [11]	–	[8]	.37	[11]	1.90 [11]
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58 [11]	–	[8]	.35	[11]	1.60 [11]
12/31/2017[3,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [5,11]	–	[8]	.34	[6,11]	.69 [6,11]

Class 2:
6/30/2020[3,4]	11.01	.02	.01		.03	(.02)	–	(.02)	11.02	.31 [5]	265		.61	[6]	.44 [6]
12/31/2019	11.03	.18	–	[9]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	–	[9]	(.05)	–	–	–	11.01	(.45)	302		.59		(.49)

Class 3:
6/30/2020[3,4]	11.13	.03	.01		.04	(.03)	–	(.03)	11.14	.31 [5]	4		.54	[6]	.53 [6]
12/31/2019	11.14	.20	–	[9]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	–	[9]	(.05)	–	–	–	11.11	(.45)	6		.52		(.42)

Class 4:
6/30/2020[3,4]	11.13	.01	–	[9]	.01	(.02)	–	(.02)	11.12	.11 [5]	33		.86	[6]	.14 [6]
12/31/2019	11.15	.16	–	[9]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	–	[9]	(.08)	–	–	–	11.17	(.71)	16		.85		(.74)

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2020[3,4]	$12.34	$.09	$ .99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%[5]		$ 375		.38%[6]		1.40%[6]
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02

Class 1A:
6/30/2020[3,4]	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.64	[5]	3		.64	[6]	.96	[6]
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73	[5]	–	[8]	.58	[6]	1.53	[6]

Class 2:
6/30/2020[3,4]	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.70	[5]	1,328		.63	[6]	1.01	[6]
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79

Class 3:
6/30/2020[3,4]	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.77	[5]	11		.57	[6]	1.05	[6]
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85

Class 4:
6/30/2020[3,4]	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.53	[5]	247		.89	[6]	.69	[6]
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)				Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth Fund

Class P1:
6/30/2020[3,4]	$13.78	$ .02		$ 1.14	$ 1.16	$(.12)	$ (.68)	$(.80)	$14.14	8.57%[5]	$ 9		.42%[6]		.37%[6]		.73%[6]		.30%[6]
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[11]	3		.42	[11]	.37	[11]	.71	[11]	.82	[11]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09		.03	.12	–	–	–	11.49	1.06 [11]	–	[8]	.53	[11]	.29	[11]	.63	[11]	.80	[11]

Class P2:
6/30/2020[3,4]	13.71	–	[9]	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.42 [5]	467		.68	[6]	.63	[6]	.99	[6]	(.01)[6]
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	–	–	–	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
6/30/2020[3,4]	$11.01	$ .01		$ (1.37)	$ (1.36)	$(.16)	$ (.08)	$ (.24)	$ 9.41	(12.33)%[5,11]	$ 1		.44%[6,11]		.39%[6,11]		.90%[6,11]		.21%[6,11]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [11]	1		.41	[11]	.33	[11]	.84	[11]	1.64	[11]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[11]	–	[8]	.33	[11]	.28	[11]	.77	[11]	3.02	[11]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	–	[8]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	–	[8]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18		(.80)	(.62)	– [9]	–	– [9]	9.48	(6.12)[11]	–	[8]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]

Class P2:
6/30/2020[3,4]	10.92	(.01)		(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)[5]	154		.71	[6]	.66	[6]	1.17	[6]	(.15)[6]
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	– [9]	–	– [9]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2020[3,4]	$12.01	$ .03		$(1.04)	$(1.01)	$(.22)	$ (.34)	$ (.56)	$10.44	(8.30)%[5,11]	$ 1		.40%[6,11]		.35%[6,11]		.76%[6,11]		.63%[6,11]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [11]	1		.38	[11]	.33	[11]	.74	[11]	2.14	[11]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[11]	–	[8]	.33	[11]	.28	[11]	.67	[11]	3.21	[11]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	–	[8]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	–	[8]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	–	(.07)	10.80	(7.07)[11]	–	[8]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]

Class P2:
6/30/2020[3,4]	11.91	.02		(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)[5]	343		.68	[6]	.63	[6]	1.04	[6]	.28	[6]
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	–	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)			Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth-Income Fund

Class P1:
6/30/2020[3,4]	$13.76	$ .03	$ .05	$ .08	$(.21)	$(.74)	$(.95)	$12.89	.66%[5]	$1,938	.41%[6]		.36%[6]		.67%[6]		.52%[6]
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2	.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1	.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	–	(.04)	11.25	(3.27)[11]	1	.56	[11]	.31	[11]	.59	[11]	2.17	[11]

Class P2:
6/30/2020[3,4]	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.62 [5]	285	.66	[6]	.61	[6]	.92	[6]	.28	[6]
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	–	(.01)	11.22	(3.64)	122	.89		.66		.94		1.04

Managed Risk Asset Allocation Fund

Class P1:
6/30/2020[3,4]	$13.81	$ .06	$ (.58)	$ (.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%[5]	$ 4	.41%[6]		.36%[6]		.66%[6]		.93%[6]
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06

Class P2:
6/30/2020[3,4]	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)[5]	2,631	.66	[6]	.61	[6]	.91	[6]	.30	[6]
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16,17]	Six months ended June 30, 2020[3,4,5]	Period ended December 31,
		2019	2018	2017	2016	2015
Capital Income Builder	84%	44%	42%	59%	41%	38%
Asset Allocation Fund	31	47	34	39	43	28
Global Balanced Fund	28	60	30	28	43	36
Bond Fund	47	146	98	153	108	141
Capital World Bond Fund	59	110	78	74	70	88
American Funds Mortgage Fund	85	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65	103	76	120	273	352

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[16,17]	Six months ended June 30, 2020[3,4,5]	Period ended December 31,
		2019	2018	2017	2016	2015
Global Growth Fund	9	14%	25%	31%	27%	29%
Global Small Capitalization Fund	24	50	43	33	40	36
Growth Fund	12	21	35	24	26	20
International Fund	21	32	29	29	31	37
New World Fund	60	38	58	56	32	39
Blue Chip Income and Growth Fund	29	37	49	34	30	26
Global Growth and Income Fund	24	29	49	41	57	37
Growth-Income Fund	20	27	39	27	27	25
International Growth and Income Fund	31	28	38	51	32	35
Capital Income Builder Fund	118	72	98	88	53	128
Asset Allocation Fund	63	79	86	85	83	76
Global Balanced Fund	35	74	51	41	65	76
Bond Fund	205	373	514	502	375	434
Capital World Bond Fund	84	159	125	105	154	159
High-Income Bond Fund	41	58	67	78	89	66
American Funds Mortgage Fund	466	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403	277	446	551	539	901
Ultra-Short Bond Fund	–[18]	– [18]	– [18]	– [18]	– [12,18]	N/A
Managed Risk Growth Fund	63	10	7	25	15	16
Managed Risk International Fund	56	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79	13	11	32	9	20
Managed Risk Growth-Income Fund	26	6	14	26	14	11
Managed Risk Asset Allocation Fund	26	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[14]	This column does not include expenses of the underlying funds in which each fund invests.
[15]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	195

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund

Class 1 - actual return	$1,000.00	$1,042.23	$2.84		.56%

Class 1 - assumed 5% return	1,000.00	1,022.08	2.82		.56

Class 1A - actual return	1,000.00	1,041.28	4.11		.81

Class 1A - assumed 5% return	1,000.00	1,020.84	4.07		.81

Class 2 - actual return	1,000.00	1,040.99	4.11		.81

Class 2 - assumed 5% return	1,000.00	1,020.84	4.07		.81

Class 4 - actual return	1,000.00	1,039.93	5.38		1.06

Class 4 - assumed 5% return	1,000.00	1,019.59	5.32		1.06

Global Small Capitalization Fund

Class 1 - actual return	$1,000.00	$ 968.16	$3.67		.75%

Class 1 - assumed 5% return	1,000.00	1,021.13	3.77		.75

Class 1A - actual return	1,000.00	967.03	4.89		1.00

Class 1A - assumed 5% return	1,000.00	1,019.89	5.02		1.00

Class 2 - actual return	1,000.00	967.18	4.89		1.00

Class 2 - assumed 5% return	1,000.00	1,019.89	5.02		1.00

Class 4 - actual return	1,000.00	965.40	6.11		1.25

Class 4 - assumed 5% return	1,000.00	1,018.65	6.27		1.25

Growth Fund

Class 1 - actual return	$1,000.00	$1,120.97	$1.90		.36%

Class 1 - assumed 5% return	1,000.00	1,023.07	1.81		.36

Class 1A - actual return	1,000.00	1,119.49	3.21		.61

Class 1A - assumed 5% return	1,000.00	1,021.83	3.07		.61

Class 2 - actual return	1,000.00	1,119.67	3.21		.61

Class 2 - assumed 5% return	1,000.00	1,021.83	3.07		.61

Class 3 - actual return	1,000.00	1,120.05	2.85		.54

Class 3 - assumed 5% return	1,000.00	1,022.18	2.72		.54

Class 4 - actual return	1,000.00	1,118.15	4.53		.86

Class 4 - assumed 5% return	1,000.00	1,020.59	4.32		.86

International Fund

Class 1 - actual return	$1,000.00	$ 887.96	$2.58		.55%

Class 1 - assumed 5% return	1,000.00	1,022.13	2.77		.55

Class 1A - actual return	1,000.00	886.81	3.75		.80

Class 1A - assumed 5% return	1,000.00	1,020.89	4.02		.80

Class 2 - actual return	1,000.00	886.66	3.75		.80

Class 2 - assumed 5% return	1,000.00	1,020.89	4.02		.80

Class 3 - actual return	1,000.00	887.02	3.42		.73

Class 3 - assumed 5% return	1,000.00	1,021.23	3.67		.73

Class 4 - actual return	1,000.00	885.43	4.92		1.05

Class 4 - assumed 5% return	1,000.00	1,019.64	5.27		1.05

New World Fund

Class 1 - actual return	$1,000.00	$ 959.42	$3.46		.71%

Class 1 - assumed 5% return	1,000.00	1,021.33	3.57		.71

Class 1A - actual return	1,000.00	958.20	4.63		.95

Class 1A - assumed 5% return	1,000.00	1,020.14	4.77		.95

Class 2 - actual return	1,000.00	958.22	4.67		.96

Class 2 - assumed 5% return	1,000.00	1,020.09	4.82		.96

Class 4 - actual return	1,000.00	956.88	5.89		1.21

Class 4 - assumed 5% return	1,000.00	1,018.85	6.07		1.21

196	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period	[1]	Annualized expense ratio

Blue Chip Income and Growth Fund

Class 1 - actual return	$1,000.00	$ 917.33	$2.05		.43%

Class 1 - assumed 5% return	1,000.00	1,022.73	2.16		.43

Class 1A - actual return	1,000.00	916.02	3.24		.68

Class 1A - assumed 5% return	1,000.00	1,021.48	3.42		.68

Class 2 - actual return	1,000.00	915.91	3.24		.68

Class 2 - assumed 5% return	1,000.00	1,021.48	3.42		.68

Class 4 - actual return	1,000.00	915.12	4.43		.93

Class 4 - assumed 5% return	1,000.00	1,020.24	4.67		.93

Global Growth and Income Fund

Class 1 - actual return	$1,000.00	$ 889.23	$3.05		.65%

Class 1 - assumed 5% return	1,000.00	1,021.63	3.27		.65

Class 1A - actual return	1,000.00	887.99	4.22		.90

Class 1A - assumed 5% return	1,000.00	1,020.39	4.52		.90

Class 2 - actual return	1,000.00	887.98	4.22		.90

Class 2 - assumed 5% return	1,000.00	1,020.39	4.52		.90

Class 4 - actual return	1,000.00	887.05	5.40		1.15

Class 4 - assumed 5% return	1,000.00	1,019.14	5.77		1.15

Growth-Income Fund

Class 1 - actual return	$1,000.00	$ 963.83	$1.42		.29%

Class 1 - assumed 5% return	1,000.00	1,023.42	1.46		.29

Class 1A - actual return	1,000.00	962.74	2.64		.54

Class 1A - assumed 5% return	1,000.00	1,022.18	2.72		.54

Class 2 - actual return	1,000.00	962.74	2.64		.54

Class 2 - assumed 5% return	1,000.00	1,022.18	2.72		.54

Class 3 - actual return	1,000.00	962.98	2.29		.47

Class 3 - assumed 5% return	1,000.00	1,022.53	2.36		.47

Class 4 - actual return	1,000.00	961.40	3.85		.79

Class 4 - assumed 5% return	1,000.00	1,020.93	3.97		.79

International Growth and Income Fund

Class 1 - actual return	$1,000.00	$ 849.25	$3.13		.68%

Class 1 - assumed 5% return	1,000.00	1,021.48	3.42		.68

Class 1A - actual return	1,000.00	848.07	4.27		.93

Class 1A - assumed 5% return	1,000.00	1,020.24	4.67		.93

Class 2 - actual return	1,000.00	848.30	4.27		.93

Class 2 - assumed 5% return	1,000.00	1,020.24	4.67		.93

Class 4 - actual return	1,000.00	847.09	5.42		1.18

Class 4 - assumed 5% return	1,000.00	1,019.00	5.92		1.18

Capital Income Builder

Class 1 - actual return	$1,000.00	$ 937.71	$2.12		.44%

Class 1 - assumed 5% return	1,000.00	1,022.68	2.21		.44

Class 1A - actual return	1,000.00	936.40	3.32		.69

Class 1A - assumed 5% return	1,000.00	1,021.43	3.47		.69

Class 2 - actual return	1,000.00	936.41	3.32		.69

Class 2 - assumed 5% return	1,000.00	1,021.43	3.47		.69

Class 4 - actual return	1,000.00	935.07	4.52		.94

Class 4 - assumed 5% return	1,000.00	1,020.19	4.72		.94

See end of tables for footnotes.

American Funds Insurance Series	197

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 - actual return	$1,000.00	$ 985.29	$1.48	.30%

Class 1 - assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 1A - actual return	1,000.00	984.46	2.71	.55

Class 1A - assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 2 - actual return	1,000.00	984.31	2.71	.55

Class 2 - assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3 - actual return	1,000.00	984.60	2.37	.48

Class 3 - assumed 5% return	1,000.00	1,022.48	2.41	.48

Class 4 - actual return	1,000.00	983.04	3.94	.80

Class 4 - assumed 5% return	1,000.00	1,020.89	4.02	.80

Global Balanced Fund

Class 1 - actual return	$1,000.00	$ 971.52	$3.48	.71%

Class 1 - assumed 5% return	1,000.00	1,021.33	3.57	.71

Class 1A - actual return	1,000.00	969.99	4.70	.96

Class 1A - assumed 5% return	1,000.00	1,020.09	4.82	.96

Class 2 - actual return	1,000.00	970.71	4.70	.96

Class 2 - assumed 5% return	1,000.00	1,020.09	4.82	.96

Class 4 - actual return	1,000.00	968.94	5.92	1.21

Class 4 - assumed 5% return	1,000.00	1,018.85	6.07	1.21

Bond Fund

Class 1 - actual return	$1,000.00	$1,066.05	$2.05	.40%

Class 1 - assumed 5% return	1,000.00	1,022.87	2.01	.40

Class 1A - actual return	1,000.00	1,065.05	3.34	.65

Class 1A - assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 2 - actual return	1,000.00	1,065.58	3.34	.65

Class 2 - assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 4 - actual return	1,000.00	1,063.57	4.62	.90

Class 4 - assumed 5% return	1,000.00	1,020.39	4.52	.90

Capital World Bond Fund

Class 1 - actual return	$1,000.00	$1,021.40	$2.76	.55%

Class 1 - assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 1A - actual return	1,000.00	1,020.30	4.02	.80

Class 1A - assumed 5% return	1,000.00	1,020.89	4.02	.80

Class 2 - actual return	1,000.00	1,020.29	4.02	.80

Class 2 - assumed 5% return	1,000.00	1,020.89	4.02	.80

Class 4 - actual return	1,000.00	1,019.27	5.27	1.05

Class 4 - assumed 5% return	1,000.00	1,019.64	5.27	1.05

High-Income Bond Fund

Class 1 - actual return	$1,000.00	$ 952.57	$2.52	.52%

Class 1 - assumed 5% return	1,000.00	1,022.28	2.61	.52

Class 1A - actual return	1,000.00	951.37	3.74	.77

Class 1A - assumed 5% return	1,000.00	1,021.03	3.87	.77

Class 2 - actual return	1,000.00	951.48	3.74	.77

Class 2 - assumed 5% return	1,000.00	1,021.03	3.87	.77

Class 3 - actual return	1,000.00	951.66	3.40	.70

Class 3 - assumed 5% return	1,000.00	1,021.38	3.52	.70

Class 4 - actual return	1,000.00	951.12	4.95	1.02

Class 4 - assumed 5% return	1,000.00	1,019.79	5.12	1.02

198	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period	[1]	Annualized expense ratio

American Funds Mortgage Fund

Class 1 - actual return	$1,000.00	$1,058.13	$2.05		.40%

Class 1 - assumed 5% return	1,000.00	1,022.87	2.01		.40

Class 1A - actual return	1,000.00	1,055.92	3.32		.65

Class 1A - assumed 5% return	1,000.00	1,021.63	3.27		.65

Class 2 - actual return	1,000.00	1,056.83	3.32		.65

Class 2 - assumed 5% return	1,000.00	1,021.63	3.27		.65

Class 4 - actual return	1,000.00	1,055.32	4.55		.89

Class 4 - assumed 5% return	1,000.00	1,020.44	4.47		.89

Ultra-Short Bond Fund

Class 1 - actual return	$1,000.00	$1,004.25	$1.79		.36%

Class 1 - assumed 5% return	1,000.00	1,023.07	1.81		.36

Class 1A - actual return	1,000.00	1,004.11	1.64		.33

Class 1A - assumed 5% return	1,000.00	1,023.22	1.66		.33

Class 2 - actual return	1,000.00	1,003.06	3.04		.61

Class 2 - assumed 5% return	1,000.00	1,021.83	3.07		.61

Class 3 - actual return	1,000.00	1,003.15	2.69		.54

Class 3 - assumed 5% return	1,000.00	1,022.18	2.72		.54

Class 4 - actual return	1,000.00	1,001.08	4.28		.86

Class 4 - assumed 5% return	1,000.00	1,020.59	4.32		.86

U.S. Government/AAA-Rated Securities Fund

Class 1 - actual return	$1,000.00	$1,088.03	$1.97		.38%

Class 1 - assumed 5% return	1,000.00	1,022.97	1.91		.38

Class 1A - actual return	1,000.00	1,086.41	3.32		.64

Class 1A - assumed 5% return	1,000.00	1,021.68	3.22		.64

Class 2 - actual return	1,000.00	1,087.01	3.27		.63

Class 2 - assumed 5% return	1,000.00	1,021.73	3.17		.63

Class 3 - actual return	1,000.00	1,087.72	2.96		.57

Class 3 - assumed 5% return	1,000.00	1,022.03	2.87		.57

Class 4 - actual return	1,000.00	1,085.32	4.61		.89

Class 4 - assumed 5% return	1,000.00	1,020.44	4.47		.89

See end of tables for footnotes.

American Funds Insurance Series	199

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund

Class P1 - actual return	$1,000.00	$1,085.74	$1.92		.37%	$3.79		.73%

Class P1 - assumed 5% return	1,000.00	1,023.02	1.86		.37	3.67		.73

Class P2 - actual return	1,000.00	1,084.18	3.26		.63	5.13		.99

Class P2 - assumed 5% return	1,000.00	1,021.73	3.17		.63	4.97		.99

Managed Risk International Fund

Class P1 - actual return	$1,000.00	$ 876.65	$1.82		.39%	$4.20		.90%

Class P1 - assumed 5% return	1,000.00	1,022.92	1.96		.39	4.52		.90

Class P2 - actual return	1,000.00	875.51	3.08		.66	5.46		1.17

Class P2 - assumed 5% return	1,000.00	1,021.58	3.32		.66	5.87		1.17

Managed Risk Blue Chip Income and Growth Fund

Class P1 - actual return	$1,000.00	$ 917.01	$1.67		.35%	$3.62		.76%

Class P1 - assumed 5% return	1,000.00	1,023.12	1.76		.35	3.82		.76

Class P2 - actual return	1,000.00	915.15	3.00		.63	4.95		1.04

Class P2 - assumed 5% return	1,000.00	1,021.73	3.17		.63	5.22		1.04

Managed Risk Growth-Income Fund

Class P1 - actual return	$1,000.00	$1,006.57	$1.80		.36%	$3.34		.67%

Class P1 - assumed 5% return	1,000.00	1,023.07	1.81		.36	3.37		.67

Class P2 - actual return	1,000.00	1,006.22	3.04		.61	4.59		.92

Class P2 - assumed 5% return	1,000.00	1,021.83	3.07		.61	4.62		.92

Managed Risk Asset Allocation Fund

Class P1 - actual return	$1,000.00	$ 962.89	$1.76		.36%	$3.22		.66%

Class P1 - assumed 5% return	1,000.00	1,023.07	1.81		.36	3.32		.66

Class P2 - actual return	1,000.00	962.00	2.98		.61	4.44		.91

Class P2 - assumed 5% return	1,000.00	1,021.83	3.07		.61	4.57		.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series	201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

202	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	203

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

204	American Funds Insurance Series

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American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

208	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series	209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.

[2]

Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0820P © 2020 Capital Group. All rights reserved.

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 4, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 4, 2020